      As filed with the Securities and Exchange Commission on February 27, 2003.
                                                      Registration No. 333-70728

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
                The Manufacturers Life Insurance Company (U.S.A.)
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _ on
     ____, 2002 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __X_ on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333- 70730.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item       Caption in Prospectus
--------       ---------------------
Part A

1..............Cover Page

2..............Appendix A: Special Terms

3..............Summary

4..............Appendix B: Table of Accumulation Values

5..............General Information about Us, The Variable Account, the
                  Portfolio

6..............Charges and Deductions; Withdrawal Charges; Reduction or
                  Elimination of Withdrawal Charges; Administration Fees;
                  Mortality and Expense Risks Charge; Taxes; Expenses of
                  Distributing the Contract

7..............Accumulation Period Provisions; Company Approval; Purchase
                  Payments; Accumulation Units; Net Investment Factor; Transfers
                  Among Investment Options; Telephone Transactions; Special
                  Transfer Services - Dollar Cost Averaging; Asset Rebalancing
                  Program; Withdrawals; Special Withdrawal Services - the Income
                  Plan; Contract Owner Inquiries; Other Contract Provisions;
                  Ownership; Beneficiary; Modification

8..............Pay Out Period Provisions; General; Annuity Options;
                  Determination of Amount of the First Variable Annuity Benefit
                  Payment; Annuity Units and the Determination of Subsequent
                  Variable Annuity Benefit Payments; Transfers During the Pay
                  Out During the Pay Out Period

9..............Accumulation Period Provisions; Death Benefit During the
                  Accumulation Period; Pay Out Period Provisions; Death Benefit
                  Period

10.............Accumulation Period Provisions; Purchase Payments;
                  Accumulation Units; Value of Accumulation Units; Net
                  Investment Factor; Distribution of Contracts

11.............Withdrawals; Restrictions under the Texas Optional Retirement
                  Program; Accumulation Period Provisions; Purchase Payments;
                  Other Contract Provisions; Ten Day Right to Review

12.............Federal Tax Matters; Introduction; Taxation of Annuities in
                  General; Diversification Requirements; Qualified Retirement
                  Plans; Appendix G: Qualified Plan Types

13.............Legal Proceedings

14.............Statement of Additional Information - Table of Contents

Part B ........Caption in Statement of Additional Information
------         -----------------------------------------------

15.............Cover Page

16.............Table of Contents

17.............General Information and History.

18.............Services-Independent Auditors, Services-Servicing Agent

19.............Not Applicable

20.............Services - Principal Underwriter

21.............Performance Data

22.............Not Applicable

23.............Financial Statements

                                     PART A

                      Information Contained in a Prospectus
                                   Version I

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTIONS

      ALL VENTURE CONTRACTS

1 AND 3-YEAR FIXED ACCOUNT INVESTMENT OPTIONS

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options

      CONTRACTS (OTHER THAN VEN 1, 3, 7 AND 8 CONTRACTS)

For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure Principal Program (SM) will not be available for these contracts.

For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.

      VEN 7 AND 8 CONTRACTS

On or after December 30, 2002, new purchase payments may not be allocated to the 6-year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2003

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

MERRILL VARIABLE FUNDS

      For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

      Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

      A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

      PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                         ACCUMULATION UNIT VALUE TABLES

The two unit value tables below reflect the highest and lowest combination of charges available under the current contract. The first table reflects the fees for GEM, while the second table does not reflect the fees for any optional benefits. The third unit value table below relates to prior contracts (Ven 7, Ven 8) and does not reflect the fees for any optional benefits since none were available to these contracts.

                             REFLECTING GEM

                                                                                           INDIVIDUAL CONTRACT     GROUP CONTRACT
                                                  UNIT VALUE AT       UNIT VALUE AT          NUMBER OF UNITS       NUMBER OF UNITS
          SUB-ACCOUNT                            START OF YEAR(A)      END OF YEAR            AT END OF YEAR       AT END OF YEAR
          -----------                            ---------------      -------------        -------------------     ---------------
Merrill Lynch Small Cap Value V.I
12/31/2001                                          $12.500000          14.763263                  3092.252            121.009

Merrill Lynch Basic Value V.I
12/31/2001                                          $12.500000          12.192528                  2051.425                  0

Merrill Lynch Developing Capital
Markets V.I
12/31/2001                                          $12.500000          11.316501                         0                  0

----------
      A     Units were first credited on July 2, 2001.


                      NOT REFLECTING ANY OPTIONAL BENEFITS

                                                                                           INDIVIDUAL CONTRACT     GROUP CONTRACT
                                                  UNIT VALUE AT       UNIT VALUE AT          NUMBER OF UNITS       NUMBER OF UNITS
          SUB-ACCOUNT                            START OF YEAR(A)      END OF YEAR            AT END OF YEAR       AT END OF YEAR
          -----------                            ---------------      -------------        -------------------     ---------------
Merrill Lynch
Small Cap Value V.I.
1997                                               $ 12.500000         $ 27.655848                3,107.949            5,349.303
1998                                                 27.655848           25.494200               23,981.023           14,178.088
1999                                                 25.494200           33.685273               50,401.853           31,472.859
2000                                                 33.685273           38.059573              100,085.575          514,059.982
12/31/2001                                           38.059573           48.661734              200,500.757           97,648.823

Merrill Lynch
Basic Value V.I.
1997                                               $ 12.500000         $ 15.792005               14,893.523            6,541.426
1998                                                 15.792005           17.018200               92,740.889           74,371.966
1999                                                 17.018200           20.300779              309,413.366          329,427.661
2000                                                 20.300779           22.514992              495,014.959          453,363.765
12/31/2001                                           22.514992           23.100090              683,314.509          556,012.787

Merrill Lynch
Developing Capital Markets V.I.
1997                                               $ 12.500000         $  9.191866                2,694.632              763.637
1998                                                  9.191866            6.389100               29,568.171            4,390.133
1999                                                  6.389100           10.419795                    0.000                0.000
2000                                                 10.419795            7.313442              123,219.621           80,182.164
12/31/2001                                            7.313442            7.305149              113,639.756           62,911.834

      A     Units were first credited on October 13, 1997.

                          PRIOR CONTRACTS VEN 7 &VEN 8

                                                   UNIT VALUE          UNIT VALUE            NUMBER OF UNITS       NUMBER OF UNITS
                                                       AT                  AT                AT END OF YEAR        AT END OF YEAR
          SUB-ACCOUNT                            START OF YEAR(A)      END OF YEAR                VEN 7                 VEN 8
          -----------                            ---------------      ------------           ---------------       ---------------
Merrill Lynch
Small Cap Value V.I.
1997                                                $12.500000         $27.655848                  506.421               N/A
1998                                                 27.655848          25.494200                  111.241               N/A
1999                                                 25.494200          33.685273                  110.706               N/A
2000                                                 33.685273          38.059573                  110.025               N/A
12/31/2001                                           38.059573          48.661734                        0               N/A

Merrill Lynch
Basic Value V.I.
1997                                                $12.500000         $15.792005                  596.419               N/A
1998                                                 15.792005          17.018200               10,623.274               N/A
1999                                                 17.018200          20.300779               11,769.295               N/A
2000                                                 20.300779          22.514992                8,431.017               N/A
12/31/2001                                           22.514992          23.100090                   74.775               N/A

Merrill Lynch
Developing Capital Markets V.I.
1997                                                $12.500000          $9.191866                    0.002               N/A
1998                                                  9.191866           6.389100                    0.000               N/A
1999                                                  6.389100          10.419795                    0.000               N/A
2000                                                 10.419795           7.313442                    0.000               N/A
12/31/2001                                            7.313442           7.305149                    0.000               N/A

      A     Units were first credited on October 13, 1997.

                          SUPPLEMENT DATED MAY 1, 2003

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
 500 Boylston Street, Suite 400                      Post Office Box 55230
Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205- 5230
(617) 663-3000 or (800) 344-1029                      www.manulifeusa.com



                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."


            Contract values and annuity benefit payments are based upon sixty-eight investment options. Sixty-three options are variable and five are fixed account options.


      - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


      - Each sub-account's assets may be invested in either (a) shares of a corresponding portfolio of a mutual fund, American Fund Insurance Series or (b) Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust.) We will provide the contract owner ("YOU") with prospectuses for the American Fund Insurance Series and the Trust with this Prospectus.


      - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      -     Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History....................................................................................
Performance Data...................................................................................................
Services
       Independent Auditors........................................................................................
       Servicing Agent.............................................................................................
       Principal Underwriter.......................................................................................
Appendix A - Performance Data - Wealthmark Portfolios..............................................................
Appendix B - Performance Data - Venture Portfolios ................................................................
Audited Financial Statements.......................................................................................





                  The date of this Prospectus is May 1, 2003.

                                TABLE OF CONTENTS



SUMMARY...................................................   4
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE TRUST ...........................  16
 The Manufacturers Life Insurance Company (U.S.A.)........  16
 The Variable Account ....................................  16
 The American Fund Insurance Series.......................  16
 The Trust................................................  17
DESCRIPTION OF THE CONTRACT ..............................  23
 Eligible Groups..........................................  23
 Accumulation Period Provisions...........................  24
     Purchase Payments ...................................  24
     Accumulation Units ..................................  24
     Value of Accumulation Units .........................  25
     Net Investment Factor ...............................  25
     Transfers Among Investment Options ..................  25
     Maximum Number of Investment Options.................  26
     Telephone Transactions ..............................  26
     Special Transfer Services - Dollar Cost Averaging....  26
     Asset Rebalancing Program............................  26
     Withdrawals..........................................  27
     Special Withdrawal Services - The Income Plan .......  28
     Death Benefit During Accumulation Period.............  28
 Pay-Out Period Provisions ...............................  32
     General .............................................  32
     Annuity Options .....................................  32
     Determination of Amount of the First Variable
     Annuity Payment......................................  33
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ..............  33
     Transfers During Pay-out Period .....................  34
     Death Benefit During Pay-out Period..................  34
 Other Contract Provisions ...............................  34
     Ten Day Right to Review .............................  34
     Ownership ...........................................  34
     Annuitant ...........................................  35
     Beneficiary .........................................  35
     Modification ........................................  35
     Our Approval ........................................  35
     Discontinuance of New Owners ........................  35
     Misstatement and Proof of Age, Sex or Survival.......  35
 Fixed Account Investment Options.........................  36
 Optional Benefits........................................  39
     Guaranteed Retirement Income Program II..............  39
     Guaranteed Earnings Multiplier.......................  41
CHARGES AND DEDUCTIONS ...................................  42
     Withdrawal Charges ..................................  43
     Waiver of Applicable Withdrawal Charge  -
       Confinement to Eligible Nursing Home...............  43
     Reduction or Elimination of Withdrawal Charge .......  44
     Administration Fees..................................  44
     Reduction or Elimination of Annual Administration
       Fee ...............................................  45
     Mortality and Expense Risks Charge ..................  45
     American Funds Subaccount Rider Charge ..............  45
     Taxes ...............................................  46
     Expenses of Distributing the Contract ...............  46

FEDERAL TAX MATTERS ......................................  46
 Introduction ............................................  46
 Our Tax Status ..........................................  46
 Taxation Of Annuities In General ........................  47
     Tax Deferral During Accumulation Period .............  47

     Taxation of Partial and Full Withdrawals ............  48
     Taxation of Annuity Benefit Payments ................  49
     Taxation of Death Benefit Proceeds ..................  49
     Penalty Tax on Premature Distributions ..............  49
     Aggregation of Contracts ............................  50
 Qualified Retirement Plans ..............................  50
     Direct Rollovers ....................................  51
     Loans................................................  52
Federal Income Tax Withholding............................  52
GENERAL MATTERS...........................................  52
     Performance Data.....................................  52
     Asset Allocation and Timing Services.................  53
     Restrictions Under the Texas Optional
       Retirement Program.................................  53
     Distribution of Contracts ...........................  53
     Contract Owner Inquires..............................  54
     Legal Proceedings ...................................  54
     Cancellation of Contract.............................  54
     Voting Interest......................................  54
     Reinsurance Arrangements.............................  54
APPENDIX A: SPECIAL TERMS................................. A-1
APPENDIX B-1: TABLE OF ACCUMULATION UNIT VALUES
 SERIES I SHARES.......................................... B-1
APPENDIX B-2: TABLE OF ACCUMULATION UNIT VALUES
 SERIES II SHARES......................................... B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
     WITHDRAWAL CHARGE.................................... C-1
APPENDIX D: STATE PREMIUM TAXES........................... D-1
APPENDIX E:  PRIOR CONTRACTS - VEN 7 AND VEN 8
     CONTRACTS ........................................... E-1
APPENDIX F: PRIOR CONTRACTS - VEN  1  AND VEN  3
     CONTRACTS............................................ F-1
APPENDIX G:  EXCHANGE OFFER - VEN  7  AND VEN  8
     CONTRACTS............................................ G-1
APPENDIX H: EXCHANGE OFFER - VEN  1  AND VEN  3
     CONTRACTS............................................ H-1
APPENDIX I: EXCHANGE OFFER - LIFESTYLE ANNUITY
     CONTRACTS............................................ I-1
APPENDIX J: EXCHANGE OFFER - MULTI-ACCOUNT
     FLEXIBLE PAYMENT VARIABLE ANNUITY.................... J-1
APPENDIX K: QUALIFIED PLAN TYPES.......................... K-1
APPENDIX L: GUARANTEED RETIREMENT
     INCOME PROGRAM....................................... L-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

OTHER CONTRACTS. Prior to 1995, four older classes of variable annuity contracts were issued. These contracts are no longer being issued but purchase payments may continue to be made to these existing contracts. These contracts are as follows: "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987; "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993; "VEN 8" contracts which were sold during the period from September, 1992 until February, 1995; and "VEN 7" contracts which were sold during the period from August, 1989 until April, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see Appendices F and G).

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limitation on the number of investment options to which you may allocate purchase payments. Currently, SIXTY-THREE Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in Series II shares of the American Fund Insurance Series or in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares.) A full description of each American Funds Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



      Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



                                      * * *

      Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS

         Guaranteed Retirement Income Program II. The Guaranteed Retirement Income Program II ("GRIP II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP II. If GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIP II, we will pay the monthly annuity payment available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP II is available for new contracts issued on or after July 2, 2001. GRIP II Is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. GRIP II is not available in all states AND and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.



      GUARANTEED RETIREMENT INCOME PROGRAM III. The Guaranteed Retirement Income Program III ("GRIP III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP III. If GRIP III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIP III, we will pay the monthly annuity payment available under the contract. For GRIP III, we impose an annual fee of 0.50% Of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP III is available for new application received on or after May 5, 2003 in available states. GRIP III is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.


      Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. The GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is available for new contracts issued on or after July 2, 2001. GEM is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.


TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust.

CONTRACT OWNER TRANSACTION EXPENSES

See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                             WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
----------------------------                           -----------------
              0                                               6%
              1                                               6%
              2                                               5%
              3                                               5%
              4                                               4%
              5                                               3%
              6                                               2%
              7+                                              0%

ANNUAL CONTRACT FEE .........................................    $30(1)


                    SEPARATE SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)



                                                                                               AMERICAN
                                                                              ALL OTHER       SERIES FUND
                                                                             SUBACCOUNTS      SUBACCOUNTS
                                                                             -----------      -----------
Mortality and expense risks fee                                                 1.25%             1.25%
Administration fee - asset based                                                0.15%             0.15%
Subaccount Rider Fee                                                            0.00%             0.15%

Total Separate Account Annual Expenses                                          1.40%             1.55%

Optional GEM Fee                                                                0.20%(2)          0.20%(2)

Total Separate Account Annual Expenses With GEM Fee                             1.60%             1.75%

Optional GRIP II Fee (as a percentage of the Income Base)                       0.45%(3)          0.45%(3)

Optional GRIP III Fee (As a Percentage of the Income Base)                      0.50%(4)          0.50%(4)


----------
1 The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. (See Appendix F).

2     GEM is not available for contracts issued prior to July 2, 2001.

3 GRIP II is not available for contracts issued prior to July 2, 2001. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM II").


4 GRIP III is not available for applications received prior to May 5, 2003. if GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM III").




Total Annual Portfolio Operating Expenses



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                     MINIMUM  MAXIMUM



(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                           ______%  ______%




Example



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


      The Example of Expenses below is shown with the optional GEM Fee and the optional GRIP II Fee reflected (a growth factor of 6% is assumed in calculating the GRIP II Fee).


      If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:



FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
 1 YEAR           3 YEARS           5 YEARS          10 YEARS


$---              $---              $---             $---

FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
1 YEAR          3 YEARS             5 YEARS          10 YEARS

$---              $---              $---             $---


      If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and
(b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:



FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
 1 YEAR           3 YEARS           5 YEARS          10 YEARS


$---              $---              $---             $---

FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
1 YEAR          3 YEARS             5 YEARS          10 YEARS

$---              $---              $---             $---



      For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions . Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.





A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

      Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, AMERICAN FUND SERIES AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

==================
We are an indirect
subsidiary of MFC.
==================

      We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16


      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

=========================
The Variable Account is
one of our separate
accounts that invests the
contract values you
allocate to it in the
Trust portfolio(s) you
select.
=========================

      The Variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.

      The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

      The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


      The Variable Account currently has sixty-three sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.



American Fund Insurance Series



      For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



      American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH - INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



      A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



      If shares of a portfolio of the American Insurance Funds are no longer available for investment or in our judgment investment in a portfolio of the American Insurance Funds or becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


THE TRUST

      The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").

      Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).


      The Trust currently has the following subadvisers who manage all of the portfolios, one of which subadvisers is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A."). Both MSS and MAC are affiliates of ours.



      SUBADVISER                                  PORTFOLIO
      ----------                                  ---------
      A I M Capital Management, Inc.            All Cap Growth Trust
                                                Aggressive Growth Trust

      Capital Guardian Trust Company            Small Company Blend Trust
                                                U.S. Large Cap Value Trust
                                                Income & Value Trust
                                                Diversified Bond Trust



      Davis Advisors                            Financial Services Trust
                                                Fundamental Value Trust

      The Dreyfus Corporation                   All Cap Value Trust

      Deutsche Asset Management, Inc.           Real Estate Securities Trust
                                                Dynamic Growth Trust
                                                All Cap Core Trust
                                                Lifestyle Trusts (A)

      Deutsche Asset Management                 International Stock Trust
         Investment Services Ltd.

      Fidelity Management & Research Company    Strategic Opportunities Trust
                                                Large Cap Growth Trust
                                                Overseas Trust

      Founders Asset Management LLC             International Small Cap Trust
                                                Balanced Trust

      Franklin Advisers, Inc.                   Emerging Small Company Trust

      INVESCO Funds Group, Inc.                 Telecommunications Trust
                                                Mid Cap Growth Trust



      Jennison Associates LLC                   Capital Appreciation Trust

      Lord, Abbett & Co.                        Mid Cap Value Trust

      MFC Global Investment Management          Pacific Rim Emerging Markets Trust
      (U.S.A.) Limited                          Quantitative Equity Trust
                                                Quantitative Mid Cap Trust
                                                Money Market Trust
                                                Index Trusts
                                                Lifestyle Trusts A
                                                Balanced Trust

      Massachusetts Financial Services Company  Strategic Growth Trust
                                                Capital Opportunities Trust
                                                Utilities Trust

      Miller Anderson B                         Value Trust
                                                High Yield Trust

      Munder Capital Management                 Internet Technologies Trust

      Pacific Investment Management Company     Global Bond Trust
                                                Total Return Trust

      Putnam Investment Management, LLC         Global Equity Trust
                                                Mid Cap Opportunities Trust

      Salomon Brothers Asset Management Inc     U.S. Government Securities
      Trust
                                                Strategic Bond Trust

      T. Rowe Price Associates, Inc.            Science & Technology Trust
                                                Small Company Value Trust
                                                Health Sciences Trust
                                                Blue Chip Growth Trust
                                                Equity-Income Trust

      Templeton Investment Counsel, Inc.        International Value Trust

      UBS Global Asset Management               Tactical Allocation Trust
      (formerly, Brinson Advisors, Inc.)

      Wellington Management Company, LLP        Growth & Income Trust
                                                Investment Quality Bond Trust
                                                Mid Cap Stock Trust


      -----------------


      A Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) regarding management of the Lifestyle Trusts.


      B Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, an affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the sub-adviser to the Value Trust and High Yield Trust.


     The Portfolios of the Trust available under the Policies are as follows:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index*, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


      A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

      If shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a portfolio of the Trust or becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust, or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

======================
You instruct us how to
vote shares.
======================


      Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


      During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

      The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter of the contracts.

      An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

========================
Initial purchase
payments usually must
be at least $5,000,
subsequent ones at least
$30, and total payments
no more than $1 million
(without our approval).
========================

      Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

      If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

      You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).


      Secure Principal Program(sm) In addition, you have the option to participate in our Secure Principal Program(sm). Under the Secure Principal Program(sm) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Principal Program(sm) and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

      See Appendix F for information on purchase payments applicable to Ven 7 and Ven 8 contracts. See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

ACCUMULATION UNITS

========================
The value of an
investment account is
measured in
"accumulation units,"
which vary in value with
the performance of the
underlying Trust
portfolio.
========================

      During the accumulation period, we will establish an "INVESTMENT account" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.


      Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.


VALUE OF ACCUMULATION UNITS

      The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

      -     Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected. See Appendix G for the mortality and expense risks fees for Ven 1 contracts.

====================
Amounts invested may
be transferred among
investment options.
====================

TRANSFERS AMONG INVESTMENT OPTIONS


      During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


      Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.


      Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).


      See Appendix G for information on Transfers Among Investment Options applicable to Ven 1 and Ven 3 contracts.

MAXIMUM NUMBER OF INVESTMENT OPTIONS


            There is no limit on the number of investment options to which you may allocate purchase payments.


==========================
Telephone transfers and
withdrawals are permitted.
==========================

TELEPHONE TRANSACTIONS

      You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

=======================
Dollar Cost Averaging
and Asset Rebalancing
programs are available.
=======================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

      We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM


      We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


      For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

=======================
You may withdraw all
or a portion of your
contract value, but may
incur withdrawal
charges and tax
liability as a result.
=======================

      During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

      When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

      There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

      The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES").

=====================
Systematic "Income
Plan" withdrawals are
available.
=====================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

      We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

      For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

=======================
If you die during the
accumulation period,
your beneficiary will
receive a death benefit
that might exceed your
contract value.
=======================

      IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix L "Qualified Plan Types").

      AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

      A.    The following death benefit generally applies to contracts issued:

      B.

            ON OR AFTER:       IN THE STATES OF:
            ------------       -----------------
            May 1, 1998        Alaska, Alabama, Arizona, Arkansas, California,
                               Colorado, Delaware, Georgia, Hawaii, Idaho,
                               Illinois, Indiana, Iowa, Kansas, Kentucky,
                               Louisiana, Maine, Michigan, Mississippi,
                               Missouri, Nebraska, Nevada, New Jersey, New
                               Mexico, North Carolina, North Dakota, Ohio,
                               Oklahoma, Pennsylvania, Rhode Island, South
                               Carolina, South Dakota, Tennessee, Utah, Vermont,
                               Virginia, West Virginia, Wisconsin, Wyoming

            June 1, 1998       Connecticut

            July 1, 1998       Minnesota, Montana, District of Columbia

            October 1, 1998    Texas

            February 1, 1999   Massachusetts

            March 15, 1999     Florida, Maryland, Oregon

            November 1, 1999   Washington

      If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


      FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 2003, THE AMOUNT DEDUCTED IN CONNECTION WITH PARTIAL WITHDRAWALS WILL BE ON A PRO RATA BASIS AND WILL BE EQUAL TO (I) TIMES (II) WHERE:


            (I)   IS EQUAL TO THE DEATH BENEFIT PRIOR TO THE WITHDRAWAL AND

            (II) IS EQUAL TO THE PARTIAL WITHDRAWAL AMOUNT DIVIDED BY THE CONTRACT VALUE PRIOR TO THE PARTIAL WITHDRAWAL.

            For contracts issued Prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

            PRIOR TO:          IN THE STATES OF:
            ---------          -----------------
            May 1, 1998        Alaska, Alabama, Arizona, Arkansas, California,
                               Colorado, Delaware, Georgia, Hawaii, Idaho,
                               Illinois, Indiana, Iowa, Kansas, Kentucky,
                               Louisiana, Maine, Michigan, Mississippi,
                               Missouri, Nebraska, Nevada, New Jersey, New
                               Mexico, North Carolina, North Dakota, Ohio,
                               Oklahoma, Pennsylvania, Rhode Island, South
                               Carolina, South Dakota, Tennessee, Utah, Vermont,
                               Virginia, West Virginia, Wisconsin, Wyoming

            June 1, 1998       Connecticut

            July 1, 1998       Minnesota, Montana, District of Columbia

            October 1, 1998    Texas

            February 1, 1999   Massachusetts

            March 15, 1999     Florida, Maryland, Oregon

            November 1, 1999   Washington

      If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


            THE AMOUNT DEDUCTED IN CONNECTION WITH PARTIAL WITHDRAWALS WILL BE THE DOLLAR AMOUNT OF THE PARTIAL WITHDRAWAL.


      If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

      The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

      PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

      The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable). For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.


      If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

      A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

      Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

      In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

====================
Annuity benefit
payments may be paid
in several ways.
====================

      You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

      Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

      You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

      Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

      Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      The following annuity options are guaranteed in the contract.

      OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

      In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

      The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

      The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

      Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

      The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

      A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

========================
Some transfers are
permitted during the
pay-out period, but
subject to a few more
limitations than during
the accumulation period.
========================

      Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

      If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

====================
You have a ten-day
right to cancel your
contract.
====================

TEN DAY RIGHT TO REVIEW

      You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

      No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

=========================
You are entitled to
exercise all rights under
your contract.
=========================

      See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

      The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

=====================
The "annuitant" is
either you or someone
you designate.
=====================

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

=========================
The "beneficiary" is the
person you designate to
receive the death benefit
if you die.
=========================

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION

       We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

       In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS
(Not Available in the State of Washington)

      For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

======================
The fixed account
investment options are
not securities.
======================

      SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

      GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.




=====================
Fixed account
investment options
guarantee interest of
at least 3%.
=====================


      INVESTMENT OPTIONS. There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

      Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.



      Florida, Maryland and Oregon. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investments accounts are not available.



      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

      If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

=====================
A market value charge
may apply to certain
transactions.
=====================

      MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

      The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12  where:

      A  -  The guaranteed interest rate on the investment account.

      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

      The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

      We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

 Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

=======================
Withdrawals and some
transfers from fixed
account investment
options are permitted
during the accumulation
period.
=======================

      TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.


      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

      If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX L - "QUALIFIED PLAN TYPES"

      LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

      FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS


      GUARANTEED RETIREMENT INCOME PROGRAM II. Contracts issued on or after July 2, 2001 may be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II is available for sale in the state where the contract is sold. (GRIP II is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. The original GRIP is no longer available for contracts issued after June 29, 2001. The original GRIP is described in Appendix M. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.


      GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

      Income Base. The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

      Growth Factor Income Base.  The Growth Factor Income Base is equal to
(a) less (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

      The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

      Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

      EXERCISE OF GRIP II

      Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

      1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

      Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD Certain - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.


      For contracts issued on and after January 27, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:



      Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


      The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

      The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

      Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

      In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

      When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


      Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


    Contract
 Anniversary at                                                  Annual
  Exercise of    Account     Income        Annual Income         Income
                                           -------------

    GRIP II        Value      Base      Current    Guaranteed   Provided
    -------        -----      ----      -------    ----------   --------
       10        $ 90,000   $179,085    $ 8,651      $12,013     $12,013
       15        $105,000   $239,656    $11,088      $18,406     $18,406
       20        $120,000   $320,714    $13,824      $27,979     $27,979

EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

    Contract
 Anniversary at                                                  Annual
  Exercise of     Account    Income         Annual Income        Income
                                            -------------
    GRIP II        Value      Base      Current    Guaranteed   Provided
    -------        -----      ----      -------    ----------   --------
       10        $ 90,000   $179,085    $ 7,063      $ 9,284     $ 9,284
       15        $105,000   $239,656    $ 8,681      $13,574     $13,574
       20        $120,000   $320,714    $10,253      $19,358     $19,358



EXAMPLE 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain



    Contract
 Anniversary at                                                  Annual
  Exercise of    Account    Income         Annual Income         Income
                                           -------------
    GRIP II        Value      Base      Current    Guaranteed   Provided
    -------        -----      ----      -------    ----------   --------
       10        $ 90,000   $179,085    $ 7,333      $ 9,606     $ 9,606
       15        $105,000   $239,656    $ 9,475      $14,782     $14,782
       20        $120,000   $320,714    $12,154      $23,091     $23,091


      TERMINATION OF GRIP II

      GRIP II will terminate upon the earliest to occur of:

      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      (b)   the termination of the contract for any reason; or

      (c)   the exercise of GRIP II.

      THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

      GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

      If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***

      GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.


      Guaranteed Retirement Income Program III. Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Program III ("GRIP III") if you elect GRIP III and if GRIP III is available for sale in the state where the contract is sold. (GRIP III is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) The original GRIP is no longer available for contracts issued after June 29, 2001. The original GRIP is described in Appendix M. GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. Election of GRIP III may only be made at issue, is irrevocable, and GRIP III may only be terminated as described below.

      GRIP III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP III. If GRIP III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP III, we will pay the monthly annuity payments available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



      Income Base The Income Base upon which the amount of GRIP III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



      Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:



      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



      An Income Base reduction reduces the Growth Factor Income Base by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



      In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.



      The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



      Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



      An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In determining the Income Base:



      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP III.



      - We reserve the right to reduce the Income Base by any premium taxes that may apply.



      The Income Base is used solely for purposes of calculating the GRIP III monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



      Exercise of GRIP III

      Conditions of Exercise. GRIP III may be exercised subject to the following conditions:



      1. GRIP III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      2. GRIP III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



      Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



      Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



      Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.



      The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



      The use of GRIP III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP III.



      Hence, you should consider that since (a) GRIP III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP III after your required beginning date under a qualified plan, you should consider whether GRIP III is appropriate for your circumstances. Please consult your advisor.



      In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



      When you exercise GRIP III, actual income will be based on the greater of
(i) your GRIP III Income Base at guaranteed annuity purchase rates (as stated in the GRIP III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



      Illustrated below are the income amounts provided by GRIP III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP III Income Base at guaranteed annuity purchase rates (as stated in the GRIP III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



   Contract
Anniversary at                            Annual Income         Annual
 Exercise of      Account    Income    --------------------     Income
  Grip III         Value      Base     Current   Guaranteed    Provided
--------------    -------   --------   -------   ----------    --------
     10          $ 90,000   $162,889   $ 8,651     $ 9,676      $ 9,676
     15          $105,000   $207,893   $11,088     $14,095      $14,095
     20          $120,000   $265,330   $13,824     $20,059      $20,059



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain



   Contract
Anniversary at                            Annual Income         Annual
 Exercise of      Account    Income    --------------------     Income
  Grip III         Value      Base     Current   Guaranteed    Provided
--------------    -------   --------   -------   ----------    --------
     10          $ 90,000   $162,889   $ 7,333     $ 7,975      $ 7,975
     15          $105,000   $207,893   $ 9,475     $11,501      $11,501
     20          $120,000   $265,330   $12,154     $16,429      $16,429



            Termination of GRIP III



            GRIP III will terminate upon the earliest to occur of:



            (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



            (b)   the termination of the contract for any reason; or



            (c)   the exercise of GRIP III.



      The election of GRIP III on a contract may not always be in your interest since an additional fee is imposed for this benefit.



      GRIP III Fee. The risk assumed by us associated with GRIP III is that annuity benefits payable under GRIP III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP III fee (the "GRIP III Fee"). On or before the maturity date, the GRIP III Fee is deducted on each contract anniversary. The amount of the GRIP III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIP III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



      If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP III Fee will not be deducted during the annuity period. For purposes of determining the GRIP III Fee, the commencement of annuity payments will be treated as a full withdrawal .



                                       ***



      GRIP III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP III should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP III benefit.


GUARANTEED EARNINGS MULTIPLIER. Contracts issued on or after July 2, 2001, may be issued with a Guaranteed Earnings Multiplier Rider ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. (GEM is not available for contracts issued under the exchange offers described in Appendices H, I, J and K to this prospectus.) With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

      Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

      If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

      The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the GEM benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM

      GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including
GEM) as the new owner.

      THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM FEE

      The annual fee for GEM is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

      If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without

GEM) may have on your plan (see APPENDIX L to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS


      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectuses of the Trust. For information on the GRIP II and GRIP III Rider Fees, see "Guaranteed Retirement Income Program II" and "Guaranteed Retirement Income Program III" above.


WITHDRAWAL CHARGES

      For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

      Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

      Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

      If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

      Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

               NUMBER OF COMPLETE YEARS     WITHDRAWAL CHARGE
             PURCHASE PAYMENT IN CONTRACT       PERCENTAGE
             ----------------------------   -----------------
                         0                          6%
                         1                          6%
                         2                          5%
                         3                          5%
                         4                          4%
                         5                          3%
                         6                          2%
                         7+                         0%

      The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


      For contracts issued on and after April 1, 2003, upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.


      The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

      There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

      The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

      For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.


WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME



      For contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:



(a) the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;



(b) the confinement began at least one year after the contract date;



(c) confinement was prescribed by an "physician";



(d) both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;



(e) the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.



      An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.



      A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



      "Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

      The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty. See "Federal Tax Matters."


REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

      The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

      If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

      For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.

=========================
We deduct asset-based
charges totaling 1.40%
on an annual basis for
administration and
mortality and expense
risks.
=========================

      Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

      A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

      The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

      1. The size and type of group to which administrative services are to be provided will be considered.

      2. The total amount of purchase payments to be received will be considered.

      3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

      If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

      For information on mortality and expense risks charges for Ven 1 contracts see Appendix G.

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


AMERICAN FUNDS SUBACCOUNT RIDER CHARGE



      A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


=========================
We will charge you for
state premium taxes to
the extent we incur them
and reserve the right to
charge you for new
taxes we may incur.
=========================

TAXES

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      -     commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

      Manulife Financial Securities, LLC ("Manulife Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.50% of purchase payments plus 1.00% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

      This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

=========================
Gains inside the
contract are usually tax-
deferred until you make a
withdrawal, the annuitant
starts receiving annuity
benefit payments, or the
beneficiary receives a
death benefit payment.
=========================

TAX DEFERRAL DURING ACCUMULATION PERIOD

      Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

      Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

      Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

=========================
A portion of each
annuity payment is
usually taxable as
ordinary income.
=========================

      Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

      - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

      During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

=========================
Withdrawals and annuity
benefit payments prior to
age 59-1/2 may incur a
10% IRS penalty tax.
=========================

      There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

      In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

=========================
Special tax provisions
apply to qualified plans.
Consult your tax advisor
prior to using the
contract with a
qualified plan.
=========================

      The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

      If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


      In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP, GRIP II or GRIP III in connection with certain qualified plans, including IRAs.

They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to the your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than R IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


      There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) and hardship withdrawals.

      Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

=========================
Some qualified contracts
have a loan feature.
=========================

      A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

      Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

      See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.

FEDERAL INCOME TAX WITHHOLDING

=========================
We may be required to
withhold amounts from
some distributions for
Federal income taxes.
=========================

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

=========================
We may advertise our
investment performance.
=========================

      Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


      Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


ASSET ALLOCATION AND TIMING SERVICES


      We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

=========================
We pay broker-dealers to
sell the contracts.
=========================

      Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES


      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.


      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

      We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000;

      and

      - the contract value at the end of such two year period is less than $2,000.

      We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

      As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


      We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                                   APPENDIX A
                                  SPECIAL TERMS

      The following terms as used in this Prospectus have the indicated meanings:

      ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

      ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

      ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

      ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.


      ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55230, Boston Massachusetts 02205-5230.


      ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

      BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

      CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

      CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

      CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

      CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

      CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

      DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

      DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

      (a)   A certified copy of a death certificate;
      (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
      (c)   Any other proof satisfactory to us.

      Death benefits will be paid within 7days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

      FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to to dollar amount.

      GENERAL ACCOUNT - All the assets of the Company other than assets in separate accounts.

      GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

      INVESTMENT ACCOUNT - An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

      INVESTMENT ACCOUNT VALUE - The value of the contract owner's investment in an investment account.

      INVESTMENT OPTIONS - The investment choices available to contract owners.

      LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

      MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

      MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

      NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

      NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

      NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

      OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed.

      PAY-OUT PERIOD - Is the time period during which annuity benefit payments are made to the annuitant.


      PORTFOLIO - A separate investment portfolio of the Trust, the American Insurance Funds or the Merrill Variable Funds, mutual funds in which the Variable Account invests, or of any successor mutual funds.


      PURCHASE PAYMENT - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

      QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

      QUALIFIED CONTRACTS - Contracts issued under qualified plans.

      QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

      SEPARATE ACCOUNT - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

      SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

      VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

      VALUATION PERIOD - Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

      VARIABLE ACCOUNT - The Variable Account is another name for a Separate Account of the Company.

      VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                  APPENDIX B-1



[UPDATE TABLES.....]



             TABLE OF ACCUMULATION UNIT VALUES - [SERIES I SHARES(A)]
                         (reflecting no optional riders)



                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
Internet Technologies
2000                               $ 12.500000      $  6.965644       3,234,811.559         927,230.013
2001                                  6.965644         3.702481       4,810,193.423       1,165,745.950

Pacific Rim Emerging Markets
1997                               $ 12.500000      $  8.180904         461,452.138          74,344.781
1998                                  8.180904         7.695249         755,538.125         157,041.182
1999                                  7.695249        12.359297       2,290,228.806         516,973.155
2000                                 12.359297         9.217819       2,892,192.113         820,517.740
2001                                  9.217819         7.400679       2,282,650.865         658,348.583

Telecommunications
2001                               $ 12.500000      $  7.855476         422,580.856          30,811.643

Science & Technology
1997                               $ 12.500000      $ 13.647195       1,643,020.899         385,384.991
1998                                 13.647195        14.381705       1,766,701.306         733,336.652
1999                                 14.381705        37.943261       9,827,872.523       2,787,082.717
2000                                 37.943261        24.672266      17,119,020.025       5,059,157.985
2001                                 24.672266        14.291433      17,068,928.425       4,699,768.352

International Small Cap
1996                               $ 12.500000      $ 13.493094       2,508,877.311         265,493.981
1997                                 13.493094        13.410016       3,471,789.485         411,567.524
1998                                 13.410016        14.792077       3,364,323.347         445,595.774
1999                                 14.792077        26.974754       3,104,142.787         590,286.471
2000                                 26.974754        18.844170       5,149,651.558       1,474,422.677
2001                                 18.844170        12.802022       4,442,597.719       1,113,500.838

Health Sciences
2001                               $ 12.500000      $ 13.413253       1,210,327.388         336,962.313

Aggressive Growth
1997                               $ 12.500000      $ 12.327066       1,855,271.120         347,682.217
1998                                 12.327066        12.680777       2,204,988.070         413,146.923
1999                                 12.680777        16.628126       3,175,556.947         642,031.433
2000                                 16.628126        16.889157       8,177,870.000       2,244,523.082
2001                                 16.889157        12.326027       8,839,716.023       2,414,967.111

Emerging Small Company
1997                               $ 12.500000      $ 14.574077       1,261,104.634         211,397.254
1998                                 14.574077        14.381705       1,766,701.306         346,289.470
1999                                 14.381705        24.610648       2,282,640.849         391,924.052
2000                                 24.610648        23.225958       4,608,080.350       1,043,497.023
2001                                 23.225958        17.806889       5,081,830.815       1,047,713.869

Small Company Blend
1999                               $ 12.500000      $ 15.922213       1,081,325.431         236,863.814
2000                                 15.922213        12.601917       2,836,884.268         628,802.445
2001                                 12.601917        12.138851       3,985,158.365         817,160.922

Dynamic Growth
2000                               $  12.50000         7.906976       5,956,797.687       1,657,596.869
2001                                  7.906976         4.658653       8,882,939.793         817,160.922

Mid Cap Growth
2001                               $ 12.500000      $ 10.371739         901,059.478         282,559.562

Mid Cap Opportunities
2001                               $ 12.500000        10.490622         901,059.478         136,586.136

                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                 12.500000      $ 12.483520         937,955.877         199,187.406
2000                                 12.483520        11.821790       2,579,153.363         651,655.490
2001                                 11.821790        10.374890       4,396,734.088       1,119,730.246

All Cap Growth
1996                               $ 12.500000      $ 13.215952       4,970,485.965         684,451.580
1997                                 13.215952        15.020670       7,199,403.308       1,150,785.107
1998                                 15.020670        19.002856       8,705,899.524       1,409,072.931
1999                                 19.002856        27.113084       9,777,264.740       1,841,074.862
2000                                 27.113084        23.852189      13,839,814.240       3,132,168.082
2001                                 23.852189        17.927398      13,474,714.197       3,127,388.286

Financial Services
2001                               $ 12.500000      $ 11.524203         618,651.488         181,248.509

Overseas
1995                               $ 10.000000      $ 10.554228       2,338,302.067         403,796.120
1996                                 10.554228        11.718276       6,224,551.234         783,705.750
1997                                 11.718276        11.545714       7,490,974.192       1,064,531.666
1998                                 11.545714        12.290162       7,846,958.079       1,111,741.652
1999                                 12.290162        17.044524       9,341,522.459       1,269,249.155
2000                                 17.044524        13.661286      12,145,634.807       2,294,377.881
2001                                 13.661286        10.628366      11,149,745.705       2,142,899.758

International Stock
1997                               $ 12.500000      $ 12.652231       1,311,720.798         204,655.753
1998                                 12.652231        14.337171       1,682,421.588         309,081.617
1999                                 14.337171        18.338932       2,281,283.494         439,631.206
2000                                 18.338932        15.087850       4,094,849.630         791,271.697
2001                                 15.087850         11.67228       4,274,829.887         882,572.011

International Value
1999                               $ 12.500000      $ 12.860110         962,070.937         179,717.654
2000                                 12.860110        11.862293       1,978,900.887         413,665.696
2001                                 11.862293        10.529997       2,981,208.206         723,979.894

All Cap Value
2001                               $ 12.500000      $ 12.494117         476,033.766          94,886.214

Capital Appreciation
2000                               $ 12.500000      $ 10.945558          49,271.031          10,669.967
2001                                 10.945558         8.804929       1,415,753.084         203,153.696

Strategic Opportunities(R)
1994                               $ 14.381312      $ 14.786831         891,587.416         156,302.930
1995                                 14.786831        20.821819       5,881,806.714         761,321.040
1996                                 20.821819        24.664354      12,141,813.159       1,637,731.552
1997                                 24.664354        29.002593      13,343,419.201       1,935,946.769
1998                                 29.002593        31.289551      13,823,427.732       2,089,408.090
1999                                 31.289551        39.416089      12,680,796.239       2,169,912.103
2000                                 39.416089        36.392717      12,769,346.770       2,265,149.511
2001                                 36.392717        30.409247      11,804,829.453       2,249,275.998

Quantitative Mid Cap
2001                               $ 12.500000      $ 10.104317         173,219.444          40,726.599

Global Equity
1994                               $ 16.715126      $ 15.500933         951,915.210         171,668.821
1995                                 15.500933        16.459655       3,472,776.106         583,284.547
1996                                 16.459655        18.276450       6,625,243.867         923,612.249
1997                                 18.276450        21.770913       8,196,104.137       1,299,904.123
1998                                 21.770913        24.098970       9,225,007.542       1,410,900.881
1999                                 24.098970        24.633827       8,734,027.228       1,417,111.243
2000                                 24.633827        27.253960       7,334,729.958       1,226,583.586
2001                                 27.253960        22.548612       6,506,831.494       1,272,155.660

Strategic Growth
2001                               $ 12.500000        10.916683       1,272,417.481         409,328.355

                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
All Cap Core
1996                               $ 12.500000      $ 13.727312       1,629,270.725         252,538.943
1997                                 13.727312        16.968111       3,610,591.057         639,712.776
1998                                 16.968111        20.739989       4,904,765.089       1,046,714.538
1999                                 20.739989        28.060585       7,961,636.213       1,786,314.584
2000                                 28.060585        20.120816      11,328,720.554       3,553,112.240
2001                                 20.120816        15.600316       9,619,754.356       2,648,767.418

Large Cap Growth
1994                               $ 12.538660      $ 12.381395         202,014.859          41,051.814
1995                                 12.381395        14.990551         963,754.656         102,929.895
1996                                 14.990551        16.701647       1,725,531.634         162,245.394
1997                                 16.701647        19.614359       1,842,826.443         188,134.226
1998                                 19.614359        23.040505       2,032,060.452         207,714.978
1999                                 23.040505        28.465074       3,457,002.544         540,918.056
2000                                 28.465074        24.071737       6,823,202.960       1,377,109.580
2001                                 24.071737        19.506566       7,906,884.190       1,785,805.271

Capital Opportunities
2001                               $ 12.500000      $  10.59965       1,021,210.477         235,178.263

Quantitative Equity
1997                               $ 12.500000      $ 16.107191         634,340.601         215,077.482
1998                                 16.107191        20.068624       1,177,427.311         600,960.185
1999                                 20.068624        24.202942       2,895,069.542       1,393,991.081
2000                                 24.202942        25.371611       5,346,355.935       1,870,637.264
2001                                 25.371611        19.274831       7,906,884.190       1,785,805.271

Blue Chip Growth
1994                               $  8.699511      $  8.837480         427,027.154          67,651.751
1995                                  8.837480        11.026969       3,534,123.332         532,417.987
1996                                 11.026969        13.688523       7,508,607.872       1,036,815.886
1997                                 13.688523        17.134232      11,974,571.122       2,075,335.712
1998                                 17.134232        21.710674      15,628,004.547       3,273,092.167
1999                                 21.710674        25.568866      21,222,107.562       5,266,110.754
2000                                 25.568866        24.518135      25,150,405.898       6,096,357.679
2001                                 24.518135        20.643428      24,494,182.676       6,009,075.436

Utilities
2001                               $ 12.500000      $  9.259344         637,052.544         179,904.602

Real Estate Securities
1997                               $ 12.500000      $ 14.949140         961,596.983         145,941.281
1998                                 14.949140        12.317190       1,341,124.477         239,992.320
1999                                 12.317190        11.174188       1,134,441.161         266,405.169
2000                                 11.174188        13.852028       1,575,491.729         342,541.668
2001                                 13.852028        14.088482       2,124,608.821         473,177.975

Small Company Value
1997                               $ 12.500000      $ 11.898363         620,681.436          59,637.804
1998                                 11.898363        11.178700       2,716,433.485         363,594.336
1999                                 11.178700        11.904646       2,227,809.455         447,851.113
2000                                 11.904646        12.436171       2,071,217.115         514,059.982
2001                                 12.436171        13.063929       3,963,193.886       1,110,746.356

Mid Cap Value
2001                               $ 12.500000      $ 12.966914       1,924,328.078         553,491.065

Value
1997                               $ 12.500000      $ 15.057118       2,974,221.078         477,917.950
1998                                 15.057118        14.591878       4,657,068.062         850,683.716
1999                                 14.591878        13.987433       4,097,746.800         820,885.210
2000                                 13.987433        17.182340       4,242,769.128         784,549.927
2001                                 17.182340        17.521564       6,570,886.975       1,525,125.161

                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                               $ 12.500000      $ 11.989936       1.026,364.942       1,054,169.472
2001                                  11.98936        10.239810       2,036,574.456       1,509,357.557

Fundamental Value
2001                               $ 12.500000      $ 11.620125       2,651,032.087         587,927.321

Growth & Income
1994                               $ 13.239339      $ 13.076664         675,761.489         147,028.139
1995                                 13.076664        16.660889       4,936,977.686         916,107.230
1996                                 16.660889        20.178770      11,948,147.164       2,035,385.742
1997                                 20.178770        26.431239      17,029,624.733       3,295,978.088
1998                                 26.431239        32.976967      21,547,089.791       4,330,884.038
1999                                 32.976967        38.655938      27,232,378.764       5,915,996.753
2000                                 38.655938        35.404552      28,377,482.593       6,173,294.478
2001                                 35.404552        30.971701      26,268,404.571       5,847,869.916

U.S. Large Cap Value
1999                               $ 12.500000      $ 12.721279       3,353,379.148       1,016,576.242
2000                                 12.721279        12.894130       7,307,408.178       1,677,592.320
2001                                 12.894130        12.390130       9,982,728.969       2,416,010.065

Equity-Income
1994                               $ 11.375744      $ 11.107620         747,374.695         147,434.130
1995                                 11.107620        13.548849       4,453,647.654         816,934.091
1996                                 13.548849        16.011513      12,141,813.159       1,486,734.204
1997                                 16.011513        20.479412      13,420,571.870       2,237,941.970
1998                                 20.479412        22.054902      15,001,075.906       2,680,312.794
1999                                 22.054902        22.487758      13,946,555.915       2,908,844.039
2000                                 22.487758        25.057453      12,316,383.810       2,417,412.520
2001                                 25.057453        25.025958       14136,323.484       3,061,163.153

Income & Value
1994                               $ 12.522239      $ 12.396295         462,460.272          98,925.767
1995                                 12.396295        14.752561       2,139,216.556         312,206.344
1996                                 14.752561        15.995076       3,599,312.544         518,913.471
1997                                 15.995076        18.276161       3,631,403.547         675,599.424
1998                                 18.276161        20.742457       3,813,045.822         696,068.359
1999                                 20.742457        22.230152       5,286,263.515       1,002,438.443
2000                                 22.230152        23.004542       4,653,154.211         877,512.726
2001                                 23.004542        22.905535       5,395,135.017       1,097,955.151

Balanced
1997                               $ 12.500000      $ 14.609853         761,001.508         102,157.738
1998                                 14.609853        16.459454       2,088,848.755         363,163.201
1999                                 16.459454        15.962370       2,427,979.502         569,650.577
2000                                 15.962370        14.272291      13,839,814.240         536,020.969
2001                                 14.272291        12.637994       2,336,899.624         578,003.617

High Yield
1997                               $ 12.500000      $ 13.890491       1,854,776.096         338,419.694
1998                                 13.890491        14.078376       3,005,790.085       1,031,379.259
1999                                 14.078376        14.993652       3,643,194.244         890,597.699
2000                                 14.993652        13.459828       3,525,467.471         764,785.063
2001                                 13.459828        16.199150         5147526.540       1,015,185.631

Strategic Bond
1994                               $ 10.192707      $  9.965972         191,924.981          17,448.655
1995                                  9.965972        11.716972       1,392,653.448         276,219.578
1996                                 11.716972        13.250563       4,418,383.860         696,578.665
1997                                 13.250563        14.500997       6,763,049.841       1,080,748.752
1998                                 14.500997        14.486687       7,710,787.567       1,416,430.202
1999                                 14.486687        14.602672       6,553,164.268       1,339,642.588
2000                                 14.602672        15.463354       5,906,149.224       1,065,466.346
2001                                 19.685989        19.512793       1,298,032.314         220,968.932

                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
Global Bond
1994                               $ 14.734788      $ 14.630721         194,131.021          46,005.023
1995                                 14.630721        17.772344         952,156.169         117,694.301
1996                                 17.772344        19.803954       1,613,888.548         194,577.024
1997                                 19.803954        20.104158       1,767,579.789         242,752.181
1998                                 20.104158        21.333144       1,753,775.159         224,934.824
1999                                 21.333144        19.632749       1,681,756.979         220,123.815
2000                                 19.632749        19.685989       1,630,740.681         265,332.370
2001                                 19.685989        19.512793       1,298,032.314         220,968.932

Total Return
1999                               $ 12.500000      $ 12.255674       1,966,111.227         532,638.870
2000                                 12.255674        13.404017       3,943,095.669         999,575.413
2001                                 13.404017      14.3111.301       9,219,693.213       2,170,775.030

Investment Quality Bond
1994                               $ 14.307698      $ 14.216516         128,932.292          15,254.616
1995                                 14.216516        16.751499         889,906.187         118,436.044
1996                                 16.751499        16.943257       1,828,328.994         276,418.440
1997                                 16.943257        18.336912       2,353,565.854         407,957.213
1998                                 18.336912        19.660365       3,418,019.452         713,485.329
1999                                 19.660365        19.039807       4,121,780.333         945,643.907
2000                                 19.039807        20.541376       4,009,310.771         936,972.711
2001                                 20.541376        21.739025       4,789,806.675       1,183,806.619

Diversified Bond
1994                               $ 12.478545      $ 12.298940         128,525.165          33,929.162
1995                                 12.298940        14.320582         716,489.411         127,957.567
1996                                 14.320582        15.113142       1,281,095.343         174,512.432
1997                                 15.113142        16.607511       1,606,748.573         214,321.762
1998                                 16.607511        18.125951       1,593,867.820         287,507.011
1999                                 18.125951        18.002047       1,672,203.394         337,466.500
2000                                 18.002047        19.585192       1,982,995.137         392,584.373
2001                                 19.585192        20.680033       2,798,218.035         675,312.419

U.S. Government Securities         $ 14.188969      $ 14.111357         231,053.897          14,981.455
1994                                 14.111357        16.083213       1,744,509.872         136,450.591
1995                                 16.083213        16.393307       2,512,596.677         299,784.238
1996                                 16.393307        17.535478       2,636,669.504         377,170.452
1997                                 17.535478        18.587049       3,474,578.886         595,649.153
1998                                 18.587049        18.286918       3,976,168.438         778,189.875
1999                                 18.286918        19.993612       3,554,505.660         677,169.337
2000                                 19.993612        21.100300       4,490,561.179       1,103,399.187
2001

Money Market
1994                               $ 13.453100      $ 13.623292         870,982.381          57,620.649
1995                                 13.623292        14.190910       3,204,791.061         218,876.370
1996                                 14.190910        14.699636       5,629,209.351         436,831.126
1997                                 14.699636        15.241915       8,474,412.668         751,417.909
1998                                 15.241915        15.794513      10,765,582.009       1,464,550.126
1999                                 15.794513        16.291417      19,654,749.306       3,445,219.284
2000                                 16.291417        17.010114      12,153,435.959       2,683,095.911
2001                                 17.010114        17.373703      19,300,093.499       4,476,028.382

Small Cap Index
2000                               $ 12.500000      $ 11.596178         236,153.400          38,343.410
2001                                 11.596178        11.605417         868,424.020         268,198.588

International Index
2000                               $ 12.500000      $ 11.167069         367,848.601          74,627.131
2001                                 11.167069         8.543617         603,575.332         253,997.747

                                    UNIT VALUE      UNIT VALUE    INDIVIDUAL CONTRACT   GROUP CONTRACT
                                       AT               AT          NUMBER OF UNITS     NUMBER OF UNITS
         SUB-ACCOUNT             START OF YEAR(B)   END OF YEAR     AT END OF YEAR      AT END OF YEAR
--------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                               $ 12.500000      $ 13.271787         326,853.494         134,161.478
2001                                 13.271787        12.858949       1,084,948.964         360,217.535

Total Stock Market Index
2000                               $ 12.500000      $ 11.142088         336,500.723          54,741.046
2001                                 11.142088         9.732630       1,009,970.057         133,616.151

500 Index
2000                               $ 12.500000      $ 11.200577       2,727,194.419         645,209.559
2001                                 11.200577         9.677729       6,182,529.367       2,159,433.827

Lifestyle Aggressive 1000          $ 12.500000      $ 13.669625       1,463,426.964         621,262.575
1997                                 13.669625        14.134419       2,230,662.753         506,567.762
1998                                 14.134419        15.974195       1,662,582.560         442,019.643
1999                                 15.974195        14.948006       2,444,308.316         699,561.704
2000                                 14.948006        12.723595       3,260,720.610         936,564.777
2001

Lifestyle Growth 820
1997                               $ 12.500000      $ 14.033299       6,430,704.073       1,246,305.915
1998                                 14.033299        14.696667      10,008,771.513       2,128,963.458
1999                                 14.696667        16.893101       8,132,071.983       1,819,617.211
2000                                 16.893101        16.162371      10,056,735.354       2,400,299.791
2001                                 16.162371        14.495682      12,809,250.288       3,307,371.932

Lifestyle Balanced 640
1997                               $ 12.500000      $ 14.066417       5,943,640.615         964,581.576
1998                                 14.066417        14.664362      10,319,807.162       2,042,016.557
1999                                 14.664362        16.257312       7,959,999.081       1,803,079.849
2000                                 16.257312        16.437657       9,024,056.273       1,980,976.226
2001                                 16.437657        15.433664      11,082,519.873       2,487,087.087

Lifestyle Moderate 460
1997                               $ 12.500000      $ 14.016704       1,534,133.462         245,410.540
1998                                 14.016704        15.171965       3,266,162.755         715,352.758
1999                                 15.171965        16.142259       3,282,727.901         785,340.030
2000                                 16.142259        16.596254       3,231,718.386         728,708.767
2001                                 16.397834        16.185243       3,640,843.320         934,276.175

Lifestyle Conservative 280         $ 12.500000      $ 13.825120         600,120.072         129,160.895
1997                                 13.825120        15.025549       1,754,059.436         450,163.851
1998                                 15.025549        15.439823       2,079,082.620         508,054.883
1999                                 15.439823        16.397834       1,725,445.183         417,593.233
2000                                 16.397834        16.689833       2,052,621.591         521,386.473
2001


(A) For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

(B) Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of the:

      Overseas Trust where units were first credited on January 9, 1995, Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996, Growth Trust where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science and Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, Small Company Value Trust where units were first credited on October 1, 1997,
      Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999,
      Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000, Capital Appreciation Trust where units were first credited on November 1, 2000.

      Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

             TABLE OF ACCUMULATION UNIT VALUES - SERIES I SHARES(A)
                                (reflecting GEM)



SUB-ACCOUNT                        UNIT VALUE       UNIT VALUE      INDIVIDUAL CONTRACT    GROUP CONTRACT
                                       AT               AT            NUMBER OF UNITS      NUMBER OF UNITS
                                START OF YEAR(A)    END OF YEAR       AT END OF YEAR       AT END OF YEAR
----------------------------------------------------------------------------------------------------------
Internet Technologies
2001                              $  12.500000          5.777008          7553.269             1800.368

Pacific Rim Emerging Markets
2001                              $  12.500000          9.980535           338.090             1008.366

Telecommunications
2001                              $  12.500000          7.844884         11314.857              375.499

Science & Technology
2001                              $  12.500000          6.396444         43608.844             9155.740

International Small Cap
2001                              $  12.500000          8.693187         14860.347              135.551

Health
2001                              $  12.500000          13.39525         29486.210             8731.975

Aggressive Growth
2001                              $  12.500000           9.02087        385178.893            15278.714

Emerging Small Company
2001                              $  12.500000          9.086879         17930.642             4399.120

Small Company Blend
2001                              $  12.500000          10.68216         14341.787            10573.551

Dynamic Growth
2001                              $  12.500000           6.28154          1333.860             4474.829

Mid Cap Growth
2001                              $  12.500000         10.357777         39447.430             7510.685

Mid Cap Opportunities
2001                              $  12.500000           10.4765         21695.165             4729.012

Mid Cap Stock
2001                              $  12.500000         10.646203         26681.298             2918.337

All Cap Growth
2001                              $  12.500000          8.857071         30907.221            17667.935

Financial Services
2001                              $  12.500000         11.508706         28418.398             6902.399

Overseas
2001                              $  12.500000          9.694096         13308.818             1173.449

International Stock
2001                              $  12.500000          9.671494         16241.828             1623.484

International Value
2001                              $  12.500000         11.125714         10017.939             2459.873

All Cap Value
2001                              $  12.500000         12.477337         19055.739             2469.274

Capital Appreciation
2001                              $  12.500000          9.437943         11364.147             4198.669

Strategic Opportunities
2001                              $  12.500000          9.885051         74973.349               48.125

Quantitative Mid Cap
2001                              $  12.500000         10.090711          3088.857             3235.225

Global Equity
2001                              $  12.500000         10.523033          5098.416            18272.070

Strategic Growth
2001                              $  12.500000         10.901999         46712.319            19143.381

All Cap Core
2001                              $  12.500000          9.163627         12694.773             1649.176

Large Cap Growth
2001                              $  12.500000          9.925531         78350.225             2770.123

SUB-ACCOUNT                        UNIT VALUE       UNIT VALUE      INDIVIDUAL CONTRACT    GROUP CONTRACT
                                       AT               AT            NUMBER OF UNITS      NUMBER OF UNITS
                                START OF YEAR(A)    END OF YEAR       AT END OF YEAR       AT END OF YEAR
----------------------------------------------------------------------------------------------------------
Capital Opportunities
2001                              $  12.500000         10.585386         41682.089             6109.696

Quantitative Equity
2001                              $  12.500000          9.257381         27987.476             5324.539

Blue Chip Growth
2001                              $  12.500000         10.343004        102289.044            16259.970

Utilities
2001                              $  12.500000          9.246883         33542.275             5486.679

Real Estate Securities
2001                              $  12.500000         12.837004         13327.523             1281.200

Small Company Value
2001                              $  12.500000         12.933102         12500.473             9994.198

Mid Cap Value
2001                              $  12.500000         12.949506         39177.564            24981.533

Value
2001                              $  12.500000         12.262228         55246.398              718.895

Tactical Allocation
2001                              $  12.500000         10.340578         13401.120            14416.792

Fundamental Value
2001                              $  12.500000         11.604513         37800.465            10489.920

Growth & Income
2001                              $  12.500000         10.702774        125515.272            36443.484

U.S. Large Cap Value
2001                              $  12.500000         11.511103         48766.419             1305.327

Equity-Income
2001                              $  12.500000         12.453924        109658.193            24051.806

Income & Value
2001                              $  12.500000         12.039038         24779.849            12411.517

Balanced
2001                              $  12.500000         10.562682         10618.571              144.374

High Yield
2001                              $  12.500000         10.920556         19836.160             5935.243

Strategic Bond
2001                              $  12.500000         12.991163          9817.596              904.810

Global Bond
2001                              $  12.500000         12.469302          1372.373               34.235

Total Return
2001                              $  12.500000         13.327266         84941.479            16606.510

Investment Quality Bond
2001                              $  12.500000         13.097442         23206.962             5748.639

Diversified Bond
2001                              $  12.500000         13.053022         27545.897             7189.336

U.S. Government Securities
2001                              $  12.500000         13.106028         59019.480              709.543

Money Market
2001                              $  12.500000         12.703000        145044.662            71427.857

Small Cap Index
2001                              $  12.500000         11.910953          3918.758             3625.534

International Index
2001                              $  12.500000          9.687956          2763.896              437.057

Mid Cap Index
2001                              $  12.500000         11.903823          6665.312              227.079

Total Stock Market Index
2001                              $  12.500000         10.524299          6935.033                    0

500 Index
2001                              $  12.500000         10.450629         29955.902             4700.374

SUB-ACCOUNT                        UNIT VALUE       UNIT VALUE      INDIVIDUAL CONTRACT    GROUP CONTRACT
                                       AT               AT            NUMBER OF UNITS      NUMBER OF UNITS
                                START OF YEAR(A)    END OF YEAR       AT END OF YEAR       AT END OF YEAR
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
2001                              $  12.500000         10.363738         13195.216             1455.079

Lifestyle Growth 820
2001                              $  12.500000         10.938240         71351.669            78285.606

Lifestyle Balanced 640
2001                              $  12.500000         11.514709        102513.321             2593.198

Lifestyle Moderate 460
2001                              $  12.500000         12.028658         31369.319                    0

Lifestyle Conservative 280
2001                              $  12.500000         12.607483         24904.089                    0



(A) Units under the series of contracts were first credited under the sub-account on August 4, 1997, except in the following instances:

      - Small Company Value Trust where units were first credited under the sub-accounts on October 1, 1997.

      - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

      - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

      - Capital Appreciation Trust where units were first credited on November 1, 2000.

      - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                  APPENDIX B-2



             TABLE OF ACCUMULATION UNIT VALUES - SERIES II SHARES(A)
                         (reflecting no optional riders)


[NUMBER MUST BE REVISED]


                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                        12.500000          7.690427              0.000

Pacific Rim Emerging Market
12/31/2001                        12.500000         10.483420            360.596

Telecommunications
12/31/2001                        12.500000          8.705111              0.000

Science & Technology
12/31/2001                        12.500000          7.661917          4,076.040

International Small Cap
12/31/2001                        12.500000         10.388191            321.473

Health Sciences
12/31/2001                        12.500000         11.751823          3,598.598

Aggressive Growth
12/31/2001                        12.500000          9.801939          2,666.360

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                        12.500000          9.728980          2,557.349

Small Company Blend
12/31/2001                        12.500000          9.636300         10,681.436

Dynamic Growth
12/31/2001                        12.500000          9.468651          3,435.679

Mid Cap Growth
12/31/2001                        12.500000          8.831343          6,574.516

Mid Cap Opportunities
12/31/2001                        12.500000          9.357722          1,097.118

Mid Cap Stock
12/31/2001                        12.500000         10.392180          6,546.912

All Cap Growth
12/31/2001                        12.500000          9.902928          8,373.552

Financial Services
12/31/2001                        12.500000         10.803194              0.000

Overseas
12/31/2001                        12.500000         10.595459            172.741

International Stock
12/31/2001                        12.500000         10.723456          1,576.665

International Value
12/31/2001                        12.500000         10.641116          4,570.825

All Cap Value
12/31/2001                        12.500000         10.676595          1,015.252

Capital Appreciation
12/31/2001                        12.500000         10.241815          4,836.997

Strategic Opportunities
12/31/2001                        12.500000          9.297465          9,469.243

Quantitative Mid Cap
12/31/2001                        12.500000          9.994509              0.000

Global Equity
12/31/2001                        12.500000         10.446866          1,126.162

Strategic Growth
12/31/2001                        12.500000          9.919052          3,809.560

Growth
12/31/2001                        12.500000         10.282961            214.163

Large Cap Growth
12/31/2001                        12.500000         10.339934          9,275.998

Capital Opportunities
12/31/2001                        12.500000          9.914127          1,245.059

Quantitative Equity
12/31/2001                        12.500000         10.103650          4,145.231

Blue Chip Growth
12/31/2001                        12.500000         10.740236          6,709.983

Utilities
12/31/2001                        12.500000         10.584188            566.883

Real Estate Securities
12/31/2001                        12.500000         12.072788         11,075.865

Small Company Value
12/31/2001                        12.500000         10.988112         13,189.096

Mid Cap Value
12/31/2001                        12.500000         11.519405         11,864.345

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Value
12/31/2001                        12.500000         10.847582          8,999.203

Tactical Allocation
12/31/2001                        12.500000         10.671865              0.000

Fundamental Value
12/31/2001                        12.500000         10.936228         40,941.549

Growth & Income
12/31/2001                        12.500000         10.884665         31,887.654

U.S. Large Cap Value
12/31/2001                        12.500000         10.349858         13,437.861

Equity-Income
12/31/2001                        12.500000         11.329142         28,696.920

Income & Value
12/31/2001                        12.500000         11.015976          7,959.120

Balanced
12/31/2001                        12.500000         11.132648              0.000

High Yield
12/31/2001                        12.500000         11.637500          3,623.802

Strategic Bond
12/31/2001                        12.500000         12.572709          4,812.113

Global Bond
12/31/2001                        12.500000         13.064724          1,820.950

Total Return
12/31/2001                        12.500000         12.864283         46,567.936

Investment Quality Bond
12/31/2001                        12.500000         12.615182         36,248.640

Diversified Bond
12/31/2001                        12.500000         12.706724         26,251.697

U.S. Government Securities
12/31/2001                        12.500000         12.791442         26,818.196

Money Market
12/31/2001                        12.500000         12.526930        121,925.606

Small Cap Index
12/31/2001                        12.500000         10.341106          1,265.966

International Index
12/31/2001                        12.500000         10.827855            467.423

Mid Cap Index
12/31/2001                        12.500000         10.509813          3,202.583

Total Stock Market Index
12/31/2001                        12.500000         10.609390            181.718

500 Index
12/31/2001                        12.500000         10.695438          6,320.795

Lifestyle Aggressive 1000
12/31/2001                        12.500000         10.497692          1,949.167

Lifestyle Growth 820
12/31/2001                        12.500000          8.831343          6,574.516

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                        12.500000         11.439392          6,122.718

Lifestyle Moderate 460
12/31/2001                        12.500000         11.859365          8,967.344

Lifestyle Conservative 280
12/31/2001                        12.500000         12.313413          4,878.823

      TABLE OF ACCUMULATION UNIT VALUES FOR CONTRACTS - SERIES II SHARES(A)
                                (reflecting GEM)



[NUMBERS MUST BE REVISED]



                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                        12.500000          7.690427              0.000

Pacific Rim Emerging Market
12/31/2001                        12.500000         10.483420            360.596

Telecommunications
12/31/2001                        12.500000          8.705111              0.000

Science & Technology
12/31/2001                        12.500000          7.661917          4,076.040

International Small Cap
12/31/2001                        12.500000         10.388191            321.473

Health Sciences
12/31/2001                        12.500000         11.751823          3,598.598

Aggressive Growth
12/31/2001                        12.500000          9.801939          2,666.360

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                        12.500000          9.728980          2,557.349

Small Company Blend
12/31/2001                        12.500000          9.636300         10,681.436

Dynamic Growth
12/31/2001                        12.500000          9.468651          3,435.679

Mid Cap Growth
12/31/2001                        12.500000          8.831343          6,574.516

Mid Cap Opportunities
12/31/2001                        12.500000          9.357722          1,097.118

Mid Cap Stock
12/31/2001                        12.500000         10.392180          6,546.912

All Cap Growth
12/31/2001                        12.500000          9.902928          8,373.552

Financial Services
12/31/2001                        12.500000         10.803194              0.000

Overseas
12/31/2001                        12.500000         10.595459            172.741

International Stock
12/31/2001                        12.500000         10.723456          1,576.665

International Value
12/31/2001                        12.500000         10.641116          4,570.825

All Cap Value
12/31/2001                        12.500000         10.676595          1,015.252

Capital Appreciation
12/31/2001                        12.500000         10.241815          4,836.997

Strategic Opportunities
12/31/2001                        12.500000          9.297465          9,469.243

Quantitative Mid Cap
12/31/2001                        12.500000          9.994509              0.000

Global Equity
12/31/2001                        12.500000         10.446866          1,126.162

Strategic Growth
12/31/2001                        12.500000          9.919052          3,809.560

Growth
12/31/2001                        12.500000         10.282961            214.163

Large Cap Growth
12/31/2001                        12.500000         10.339934          9,275.998

Capital Opportunities
12/31/2001                        12.500000          9.914127          1,245.059

Quantitative Equity
12/31/2001                        12.500000         10.103650          4,145.231

Blue Chip Growth
12/31/2001                        12.500000         10.740236          6,709.983

Utilities
12/31/2001                        12.500000         10.584188            566.883

Real Estate Securities
12/31/2001                        12.500000         12.072788         11,075.865

Small Company Value
12/31/2001                        12.500000         10.988112         13,189.096

Mid Cap Value
12/31/2001                        12.500000         11.519405         11,864.345

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Value
12/31/2001                        12.500000         10.847582          8,999.203

Tactical Allocation
12/31/2001                        12.500000         10.671865              0.000

Fundamental Value
12/31/2001                        12.500000         10.936228         40,941.549

Growth & Income
12/31/2001                        12.500000         10.884665         31,887.654

U.S. Large Cap Value
12/31/2001                        12.500000         10.349858         13,437.861

Equity-Income
12/31/2001                        12.500000         11.329142         28,696.920

Income & Value
12/31/2001                        12.500000         11.015976          7,959.120

Balanced
12/31/2001                        12.500000         11.132648              0.000

High Yield
12/31/2001                        12.500000         11.637500          3,623.802

Strategic Bond
12/31/2001                        12.500000         12.572709          4,812.113

Global Bond
12/31/2001                        12.500000         13.064724          1,820.950

Total Return
12/31/2001                        12.500000         12.864283         46,567.936

Investment Quality Bond
12/31/2001                        12.500000         12.615182         36,248.640

Diversified Bond
12/31/2001                        12.500000         12.706724         26,251.697

U.S. Government Securities
12/31/2001                        12.500000         12.791442         26,818.196

Money Market
12/31/2001                        12.500000         12.526930        121,925.606

Small Cap Index
12/31/2001                        12.500000         10.341106          1,265.966

International Index
12/31/2001                        12.500000         10.827855            467.423

Mid Cap Index
12/31/2001                        12.500000         10.509813          3,202.583

Total Stock Market Index
12/31/2001                        12.500000         10.609390            181.718

500 Index
12/31/2001                        12.500000         10.695438          6,320.795

Lifestyle Aggressive 1000
12/31/2001                        12.500000         10.497692          1,949.167

Lifestyle Growth 820
12/31/2001                        12.500000          8.831343          6,574.516

                                UNIT VALUE AT     UNIT VALUE AT    NUMBER OF UNITS AT
SUB-ACCOUNT                     START OF YEAR*     END OF YEAR        END OF YEAR
-------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                        12.500000         11.439392          6,122.718

Lifestyle Moderate 460
12/31/2001                        12.500000         11.859365          8,967.344

Lifestyle Conservative 280
12/31/2001                        12.500000         12.313413          4,878.823

                                   APPENDIX C

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                                                                      WITHDRAWAL CHARGE
CONTRACT      HYPOTHETICAL       FREE WITHDRAWAL       PAYMENTS     ----------------------
  YEAR       CONTRACT VALUE         AMOUNT            LIQUIDATED    PERCENT         AMOUNT
  ----       --------------         ------            ----------    -------         ------
    2            55,000              5,000(a)            50,000       6%            3,000
    4            50,500              5,000(b)            45,500       5%            2,275
    6            60,000             10,000(c)            50,000       3%            1,500
    7            35,000              5,000(d)            45,000       2%              900
    8            70,000             20,000(e)            50,000       0%                0


      (a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 105 of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

      (b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

      (c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).


      (d) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



      (e) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.



                                                                              WITHDRAWAL CHARGE
 HYPOTHETICAL      PARTIAL WITHDRAWAL      FREE WITHDRAWAL      PAYMENTS    --------------------
CONTRACT VALUE         REQUESTED               AMOUNT          LIQUIDATED   PERCENT       AMOUNT
--------------         ---------               ------          ----------   -------       ------
   65,000                2,000                15,000(a)              0         5%           0
   49,000                5,000                 3,000(b)          2,000         5%          100
   52,000                7,000                 4,000(c)          3,000         5%          150
   44,000                8,000                     0(d)          8,000         5%          400

      (a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

      (b) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is 43,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

      (c) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000
            - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

      (d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

      Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                      TAX RATE
                     -----------------------------------------------
STATE                QUALIFIED CONTRACTS     NON-QUALIFIED CONTRACTS
-----                -------------------     -----------------------
California                 0.50%                      2.35%
Maine                      0.00%                      2.00%
Nevada                     0.00%                      3.50%
Puerto Rico                1.00%                      1.00%
South Dakota*              0.00%                      1.25%
West Virginia              1.00%                      1.00%
Wyoming                    0.00%                      1.00%

*Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E


                   PRIOR CONTRACTS - VEN 7 AND VEN 8 CONTRACTS

      We have has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("Ven 7" contracts), which were sold during the period from August, 1989 until April 1999. We also have a class of variable annuity contracts which is no longer being issued but under which purchase payments may continue to be made ("Ven 8" contracts) which were sold during the period from September, 1992 until February 1995. Ven 7 and Ven 8 contracts are collectively referred to as "prior contracts."

      The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract, the charges made by us and the death benefit provisions.

INVESTMENT OPTIONS

      The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investment options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide us the authority to offer additional fixed account investment options for any yearly period from two to ten years.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

      The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

      For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

      There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

      Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account; (ii) together with any withdrawal charges for an investment account, be greater than 10% of the amount transferred or withdrawn; or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

      The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

      The withdrawal charge assessed under the prior contracts is as follows:

      If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

      1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

      2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

      3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT      WITHDRAWAL CHARGE PERCENTAGE
----------------------------      ----------------------------
              0                                6%
              1                                6%
              2                                5%
              3                                4%
              4                                3%
              5                                2%
             6+                                0%

      The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

      4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

      5 There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

      The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

      The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

      Death of Annuitant who is not the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

      Death of Annuitant who is the Owner. We will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, instead of paying the minimum death benefit to the beneficiary, we will pay to the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

      Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

      For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

      Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

      If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

      The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office.

      An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later. Contracts issued prior to August 15, 1994 may also have selected the Enhanced Death Benefit. This option was available as an endorsement to the contract upon the payment of (i) an additional purchase payment of at least 10% of all purchase payments made to the contract through the date the Enhanced Death Benefit first became available in that state, or (ii) $10,000 whichever is greater.

      This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

      Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See Appendix H.

      Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

CONTRACT MATURITY DATE

      Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

ANNUITY TABLES ASSUMED INTEREST RATE

      A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

      Under the prior contracts certain provisions relating to beneficiary are as follows:

      The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

      Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

      The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

      In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

      The Ven 8 contract does not include "free withdrawal percentage" among contract terms we are authorized to change on 60 days notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM AND GUARANTEED EARNINGS MULTIPLIER


      The Guaranteed Retirement Income Program (GRIP, GRIP II and GRIP [III) and the Guaranteed Earnings Multiplier are not available for Ven 7 and Ven 8 contracts.

TABLE OF ACCUMULATION UNIT VALUES

                        VEN 7 CONTRACT AND VEN 8 CONTRACT


                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
Internet Technologies
2000                                  $12.500000          $6.965644          227,723.170           44,090.550
2001                                    6.965644           3.702481          203,782.738           34,616.650
                                      ----------         ----------       --------------        -------------
Pacific Rim Emerging Markets
1997                                  $12.500000          $8.180904          202,690.129           18,049.496
1998                                    8.180904           7.695249          257,642.215           33,443.232
1999                                    7.695249          12.359297          793,161.545           43,912.790
2000                                   12.359297           9.217819          456,066.758           44,371.969
2001                                    9.217819           6.556208          338,420.694           43,925.272
                                        9.217819           7.400679          308,005.627           43,924.874
                                      ----------         ----------       --------------        -------------
Telecommunications
2001                                   $12.50000          $7.855476           12,095.236            1,125.631
                                      ----------         ----------       --------------        -------------
Science & Technology
1997                                  $12.500000         $13.647195        1,305,934.962           68,696.549
1998                                   13.647195          14.381705        1,617,336.664           51,857.405
1999                                   14.381705          37.943261        3,979,041.339          221,600.907
2000                                   37.943261          24.672266        3,942,418.717          345,243.703
2001                                   24.672266          14.291433        2,831,139.616          231,272.067
                                      ----------         ----------       --------------        -------------
International Small Cap
1996                                  $12.500000         $13.493094           3,114,351.          265,493.981
1997                                   13.493094          13.410016        2,651,586.537          148,139.543
1998                                   13.410016          14.792077        2,163,174.786          129,455.789
1999                                   14.792077          26.974754        1,542,194.298          104,735.511
2000                                   26.974754          18.844170        1,616,738.373           82,756.973
2001                                   18.844170          12.802022        1,153,352.531           69,661.066
                                      ----------         ----------       --------------        -------------
Health Sciences
2001                                  $12.500000         $13.413253         $112,165.615              604.253
                                      ----------         ----------       --------------        -------------
Aggressive Growth
1997                                  $12.500000         $12.327066        1,038,009.080           33,654.601
1998                                   12.327066          12.680777        1,062,500.981           26,911.837
1999                                   12.680777          16.628126          771,427.677           16,508.243
2000                                   16.628126          16.889157        1,408,684.911           97,704.640
2001                                   16.889157          12.326027        1,004,833.085           67,274.894
                                      ----------         ----------       --------------        -------------
Emerging Small Company
1997                                  $12.500000         $14.574077          901,316.946           29,183.460
1998                                   14.574077          14.381705          790,646.519           37,409.681
1999                                   14.381705          24.610648          656,180.906           32,066.485
2000                                   24.610648          23.225958          983,472.566           44,012.836
2001                                   23.225958          17.806889          725,766.280           33,032.696
                                      ----------         ----------       --------------        -------------
Small Company Blend
1999                                  $12.500000         $15.922213          188,821.129            9,393.635
2000                                   15.922213          12.601917          359,611.082           17,371.536
2001                                   12.601917          12.138851          420,451.086           15,517.870
                                      ----------         ----------       --------------        -------------
Dynamic Growth
2000                                  $12.500000           7.906976          589,295.600           78,490.450
2001                                    7.906976           4.658653          556,338.141           56,588.326
                                      ----------         ----------       --------------        -------------
Mid Cap Growth
2001                                  $12.500000         $10.371739           65,358.263              254.642
                                      ----------         ----------       --------------        -------------
Mid Cap Opportunities
2001                                  $12.500000         $10.490622           39,840.986              120.656
                                      ----------         ----------       --------------        -------------
Mid Cap Stock
1999                                  $12.500000         $12.483520          144,800.795            3,955.925
2000                                   12.483520          11.821790          254,882.810           32,374.735
2001                                   11.821790          10.374890          389,280.771           25,906.287
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
All Cap Growth
1996                                  $12.500000         $13.215952            5,250,942          293,815.378
1997                                   13.215952          15.020670        5,346,448.712          362,356.638
1998                                   15.020670          19.002856        5,016,440.634          295,990.876
1999                                   19.002856          27.113084        4,463,362.220          300,812.535
2000                                   27.113084          23.852189        3,983,296.615          290,970.199
2001                                   23.852189          17.927398        2,993,869.720          199,017.444
                                      ----------         ----------       --------------        -------------
Financial Services
2001                                  $12.500000         $11.524203           49,754.754              158.846
                                      ----------         ----------       --------------        -------------
Overseas
1995                                  $10.000000         $10.554228            4,340,859          100,475.374
1996                                   10.554228          11.718276            6,310,744          223,718.019
1997                                   11.718276          11.545714        5,349,536.965          216,124.371
1998                                   11.545714          12.290162        4,432,702.921          171,735.816
1999                                   12.290162          17.044524        4,475,257.272          187,758.568
2000                                   17.044524          13.661286        3,935,754.188          205,740.856
2001                                   13.661286          10.628366        2,605,282.573          127,186.757
                                      ----------         ----------       --------------        -------------
International Stock
1997                                  $12.500000         $12.652231          767,902.981           18,313.864
1998                                   12.652231          14.337171          872,309.188           32,399.767
1999                                   14.337171          18.338932          856,082.103           37,959.368
2000                                   18.338932          15.087850          895,654.403           38,458.262
2001                                   15.087850          11.672280          669,092.092           23,127.060
                                      ----------         ----------       --------------        -------------
International Value
1999                                  $12.500000         $12.860110          247,737.092            6,511.057
2000                                   12.860110          11.862293          298,530.745           15,046.687
2001                                   11.862293          10.529997          306,230.131           16,082.870
                                      ----------         ----------       --------------        -------------
All Cap Value
2001                                  $12.500000         $12.494117           60,984.879              118.928
                                      ----------         ----------       --------------        -------------
Capital Appreciation
2000                                  $12.500000         $10.945558            2,054.978                0.000
2001                                   10.945558           8.804929          126,948.879            2,881.926
                                      ----------         ----------       --------------        -------------
Strategic Opportunities
1989                                  $ 9.695125         $12.208846            1,443,222                  N/A
1990                                   12.208846          10.618693            1,044,365                  N/A
1991                                   10.618693          12.349952            3,238,479                  N/A
1992                                   12.349952          13.143309           10,082,924          122,807.657
1993                                   13.143309          15.075040           18,691,511        1,315,253.114
1994                                   15.075040          14.786831           27,046,973        1,958,082.571
1995                                   14.786831          20.821819           31,264,936        2,278,573.962
1996                                   20.821819          24.664354           30,156,559        2,007,082.996
1997                                   24.664354          29.002593       25,510,715.815        1,794,644.944
1998                                   29.002593          31.289551       21,305,320.808        1,510,219.114
1999                                   31.289551          39.416089       15,439,016.167        1,082,398.774
2000                                   39.416089          36.392717       10,791,744.046          757,195.934
2001                                   36.392717          30.409247        8,448,127.817          631,421.145
                                      ----------         ----------       --------------        -------------
Quantitative Mid Cap
2001                                  $12.500000         $10.104317           23,770.940                0.000
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
Global Equity
1989                                  $10.038462         $12.259530            1,599,855                  N/A
1990                                   12.259530          10.827724            3,216,667                  N/A
1991                                   10.827724          12.044260            4,968,734                  N/A
1992                                   12.044260          11.790318            7,560,807                  N/A
1993                                   11.790318          15.450341           18,493,192           28,203.763
1994                                   15.450341          15.500933           28,273,754          985,277.929
1995                                   15.500933          16.459655           25,947,632        2,268,423.350
1996                                   16.459655          18.276450           23,363,742        2,132,127.330
1997                                   18.276450          21.770913       21,385,412.929        1,785,966.081
1998                                   21.770913          24.098970       18,732,868.459        1,662,176.913
1999                                   24.098970          24.633827       13,761,625.657          880,498.618
2000                                   24.633827          27.253960        8,951,725.075          524,033.635
2001                                   12.500000          22.548612        7,087,603.921          420,939.949
                                      ----------         ----------       --------------        -------------
Strategic Growth
2001                                  $12.500000         $10.916683          543,823.151            3,526.536
                                      ----------         ----------       --------------        -------------
All Cap Core
1996                                  $12.500000         $13.727312            1,704,337           98,424.809
1997                                   13.727312          16.968111        2,322,586.639          276,494.410
1998                                   16.968111          20.739989        2,680,920.564          312,422.972
1999                                   20.739989          28.060585        3,381,916.343          359,200.422
2000                                   28.060585          20.120816        3,106,341.803          252,435.214
2001                                   20.120816          15.600316        1,950,729.960          169,371.197
                                      ----------         ----------       --------------        -------------
Large Cap Growth
1989                                  $10.000000          $9.824046            7,476,667                  N/A
1990                                    9.824046           8.982210            3,434,253                  N/A
1991                                    8.982210          10.891189            5,038,265                  N/A
1992                                   10.891189          11.623893            6,990,120           21,660.089
1993                                   11.623893          12.642493            8,147,578          244,300.482
1994                                   12.642493          12.381395            9,915,078          395,864.362
1995                                   12.381395          14.990551            9,004,834          422,911.593
1996                                   14.990551          16.701647            7,824,895          365,478.331
1997                                   16.701647          19.614359        6,709,014.040          297,611.885
1998                                   19.614359          23.040505        5,731,041.572          263,252.867
1999                                   23.040505          28.465074        4,877,735.748          193,065.415
2000                                   28.465074          24.071737        3,997,249.036          210,350.560
2001                                   24.071737          19.506566        3,262,590.417          143,238.610
                                      ----------         ----------       --------------        -------------
Capital Opportunities Trust
2001                                  $12.500000          10.599650          140,540.361            5,178.216
                                      ----------         ----------       --------------        -------------
Quantitative Equity
1997                                  $12.500000         $16.107191          445,182.268           32,343.397
1998                                   16.107191          20.068624          665,281.935          118,250.658
1999                                   20.068624          24.202942        1,173,701.112          247,925.487
2000                                   24.202942          25.371611        1,325,734.114          239,420.771
2001                                   25.371611          19.274831          811,085.456          147,284.975
                                      ----------         ----------       --------------        -------------
Blue Chip Growth
1992                                  $10.000000          $9.923524            2,614,367           58,049.495
1993                                    9.923524           9.413546            8,733,734          707,931.534
1994                                    9.413546          $8.837480           12,682,151        1,001,113.147
1995                                    8.837480          11.026969           16,013,892        1,257,014.677
1996                                   11.026969          13.688523           16,253,601        1,223,305.806
1997                                   13.688523          17.134232       17,295,177.170        1,282,330.299
1998                                   17.134232          21.710674       17,573,508.266        1,215,750.879
1999                                   21.710674          25.568866       14,769,723.596        1,009,027.626
2000                                   25.568866          24.518135       10,735,771.757          732,465.366
2001                                   24.518135          20.643428        8,125,555.252          616,988.809
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
Utilities
2001                                  $12.500000          $9.259344           30,483.145            6,049.981
                                      ----------         ----------       --------------        -------------
Real Estate Securities
1997                                  $12.500000         $14.949140          686,708.699           46,874.008
1998                                   14.949140          12.317190          754,054.780           34,312.778
1999                                   12.317190          11.174188          478,025.852           21,897.237
2000                                   11.174188          13.852028          417,910.434           19,847.881
2001                                   13.852028          14.088482          416,211.124           27,107.961
                                      ----------         ----------       --------------        -------------
Small Company Value
1997                                  $12.500000         $11.898363          476,303.358           21,030.641
1998                                   11.898363          11.178700        1,076,348.860           78,803.707
1999                                   11.178700          11.904646          628,841.839           32,204.568
2000                                   11.904646          12.436171          430,119.359           21,309.236
2001                                   12.436171          13.063929          628,579.145           23,014.865
                                      ----------         ----------       --------------        -------------
Mid Cap Value
2001                                  $12.500000         $12.966914          234,134.349            6,049.981
                                      ----------         ----------       --------------        -------------
Value
1997                                  $12.500000         $15.057118        1,318,055.200           41,009.600
1998                                   15.057118          14.591878        1,527,294.910           63,015.329
1999                                   14.591878          13.987433        1,016,190.620           33,131.860
2000                                   13.987433          17.182340          734,166.045           19,790.108
2001                                   17.182340          17.521564        1,059,735.243           55,764.143
                                      ----------         ----------       --------------        -------------
Tactical Allocation
2000                                  $12.500000         $11.989936           51,457.070            4,493.671
2001                                   11.989936          10.239810           67,409.295            4,599.720
                                      ----------         ----------       --------------        -------------
Fundamental Value
2001                                  $12.500000         $11.620125          254,782.781            6,049.981
                                      ----------         ----------       --------------        -------------
Growth & Income
1991                                  $10.874875         $10.973500            3,689,377                  N/A
1992                                   10.973500          11.927411            8,573,365          149,476.889
1993                                   11.927411          12.893007           16,816,664        1,610,454.400
1994                                   12.893007          13.076664           22,827,949        2,142,828.604
1995                                   13.076664          16.660889           25,312,482        2,230,320.953
1996                                   16.660889          20.178770           26,519,026        2,214,190.721
1997                                   20.178770          26.431239       26,673,244.207        2,165,598.782
1998                                   26.431239          32.976967       25,345,937.545        2,080,116.646
1999                                   32.976967          38.655938       21,724,906.926        1,658,402.984
2000                                   38.655938          35.404552       15,559,751.756        1,140,979.657
2001                                   35.404552          30.971701       12,111,508.384          846,635.914
                                      ----------         ----------       --------------        -------------
U.S. Large Cap Value
1999                                  $12.500000         $12.721279          700,912.203          112,084.809
2000                                   12.721279          12.894130          848,574.054           59,617.040
2001                                   12.894130          12.390130          882,191.315          103,827.691
                                      ----------         ----------       --------------        -------------
Equity-Income
1993                                  $10.000000         $11.175534            5,061,871          715,700.792
1994                                   11.175534         $11.107620           13,006,071        1,432,473.155
1995                                   11.107620          13.548849           16,254,844        1,741,975.072
1996                                   13.548849          16.011513           17,199,292        1,661,006.752
1997                                   16.011513          20.479412       17,462,811.390        1,587,287.165
1998                                   20.479412          22.054902       15,497,119.733        1,285,717.071
1999                                   22.054902          22.487758       11,326,571.148          943,535.476
2000                                   22.487758          25.057453        6,947,775.575          562,347.651
2001                                   25.057453          25.025958        5,975,293.072           60,463.459
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
Income & Value
1989                                  $10.000000         $ 9.973206            2,137,590                  N/A
1990                                    9.973206           9.221559           11,521,935                  N/A
1991                                    9.221559          11.023964           15,739,307                  N/A
1992                                   11.023964          11.772128           21,949,044          120,020.418
1993                                   11.772128          12.775798           30,338,231        1,245,900.794
1994                                   12.775798         $12.396295           31,579,176        1,690,801.919
1995                                   12.396295          14.752561           28,508,685        1,435,414.191
1996                                   14.752561          15.995076           23,443,602        1,266,755.972
1997                                   15.995076          18.276161       19,090,743.242        1,089,331.565
1998                                   18.276161          20.742457       16,167,380.942          942,806.968
1999                                   20.742457          22.230152       13,121,257.531          700,774.704
2000                                   22.230152          23.004542        9,237,528.575          467,200.882
2001                                   23.004542          22.905535        7,682,748.343          365,513.380
                                      ----------         ----------       --------------        -------------
Balanced
1997                                  $12.500000         $14.609853          277,653.746            3,333.690
1998                                   14.609853          16.459454          628,355.898           28,116.364
1999                                   16.459454          15.962370          619,318.604           28,876.823
2000                                   15.962370          14.272291          374,927.051           14,549.598
2001                                   14.272291          12.637994          261,049.972           13,135.909
                                      ----------         ----------       --------------        -------------
High Yield
1997                                  $12.500000         $13.890491          948,500.843           59,072.119
1998                                   13.890491          14.078376        1,368,850.143          276,718.210
1999                                   14.078376          14.993652        1,225,725.480          170,914.927
2000                                   14.993652          13.459828          723,983.437           79,936.066
2001                                   13.459828          12.544550          713,301.903           60,463.459
                                      ----------         ----------       --------------        -------------
Strategic Bond
1993                                  $10.000000         $10.750617            3,628,986          381,406.287
1994                                   10.750617           9.965972            6,059,065          564,406.390
1995                                    9.965972          11.716972            6,153,987          682,547.892
1996                                   11.716972          13.250563            7,575,451          797,845.050
1997                                   13.250563          14.500997        8,237,089.984          763,855.628
1998                                   14.500997          14.486687        7,209,536.107          636,763.947
1999                                   14.486687          14.602672        4,921,990.805          371,500.948
2000                                   14.602672          15.463354        2,880,476.081          267,828.397
2001                                   15.463354          16.199150        2,128,568.845          198,022.165
                                      ----------         ----------       --------------        -------------
Global Bond
1989                                  $10.097842         $10.404562              300,163                  N/A
1990                                   10.404562          11.642912              503,123                  N/A
1991                                   11.642912          13.302966            1,406,253                  N/A
1992                                   13.302966          13.415849            3,990,936           56,786.509
1993                                   13.415849          15.741586            9,235,552          745,370.831
1994                                   15.741586          14.630721           10,820,359          694,644.982
1995                                   14.630721          17.772344            9,377,776          586,608.921
1996                                   17.772344          19.803954            8,200,560          494,576.435
1997                                   19.803954          20.104158        6,513,293.863          436,440.899
1998                                   20.104158          21.333144        5,273,156.315          332,252.339
1999                                   21.333144          19.632749        3,733,654.686          197,083.582
2000                                   19.632749          19.685989        2,226,969.646          140,698.930
2001                                   19.685989          19.512793        1,680,767.556          116,284.914
                                      ----------         ----------       --------------        -------------
Total Return
1999                                  $12.500000         $12.255674          954,263.320           11,408.603
2000                                   12.255674          13.404017        1,092,511.089           17,169.731
2001                                   13.404017          14.311130        4,619,078.389           58,826.347
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
Investment Quality Bond
1989                                  $10.937890         $12.008936            1,924,256                  N/A
1990                                   12.008936          11.517610              226,591                  N/A
1991                                   11.517610          13.183268            1,133,721                  N/A
1992                                   13.183268          13.936240            2,633,165           59,746.432
1993                                   13.936240          15.118716            4,666,274          319,417.770
1994                                   15.118716          14.216516            5,662,391          384,804.353
1995                                   14.216516          16.751499            5,445,294          371,328.627
1996                                   16.751499          16.943257            4,762,551          361,839.590
1997                                   16.943257          18.336912        4,300,212.219          291,735.510
1998                                   18.336912          19.660365        4,399,381.497          275,771.075
1999                                   19.660365          19.039807        3,220,243.949          172,770.532
2000                                   19.039807          20.541376        2,029,063.235          122,481.510
2001                                   20.541376          21.739025        1,836,296.243          114,626.927
                                      ----------         ----------       --------------        -------------
Diversified Bond
1989                                  $10.000000         $10.052759           11,861,277                  N/A
1990                                   10.052759           9.531831            5,005,473                  N/A
1991                                    9.531831          11.166459            6,075,773                  N/A
1992                                   11.166459          11.821212            9,218,954          415,991.541
1993                                   11.821212          12.705196           12,271,114           56,414.765
1994                                   12.705196          12.298940           11,519,563          330,900.271
1995                                   12.298940          14.320582           10,207,673          478,239.388
1996                                   14.320582          15.113142            8,273,488          325,608.369
1997                                   15.113142          16.607511        6,909,670.281          340,682.860
1998                                   16.607511          18.125951        5,645,171.500          328,807.796
1999                                   18.125951          18.002047        4,133,997.111          189,308.060
2000                                   18.002047          19.585192        2,748,883.779           99,411.650
2001                                   19.585192          20.680033        2,448,251.088           82,565.176
                                      ----------         ----------       --------------        -------------
U.S. Government Securities
1990                                  $10.826483         $11.596537              515,572                  N/A
1991                                   11.596537          13.037076            1,496,429                  N/A
1992                                   13.037076          13.651495            7,034,773          212,815.440
1993                                   13.651495          14.490734           11,566,348          783,550.472
1994                                   14.490734          14.111357            9,903,906          585,709.535
1995                                   14.111357          16.083213            8,402,470          494,142.862
1996                                   16.083213          16.393307            6,673,517          390,696.559
1997                                   16.393307          17.535478        5,731,746.842          345,437.781
1998                                   17.535478          18.587049        6,037,662.192          511,322.750
1999                                   18.587049          18.286918        4,840,847.723          244,511.446
2000                                   18.286918          19.993612        3,062,490.204          167,206.397
2001                                   19.993612          21.100300        2,916,460.457           151,048.66
                                      ----------         ----------       --------------        -------------
Money Market
1989                                  $10.865066         $11.634481            1,480,696                  N/A
1990                                   11.634481          12.364687            2,465,280                  N/A
1991                                   12.364687          12.890414            3,340,971                  N/A
1992                                   12.890414          13.137257            4,636,753           28,928.622
1993                                   13.137257          13.303085            7,413,316          331,225.229
1994                                   13.303085          13.623292           12,741,277        1,079,557.666
1995                                   13.623292          14.190910            9,721,732          530,610.979
1996                                   14.190910          14.699636           10,149,260          846,105.590
1997                                   14.699636          15.241915        8,439,006.345          454,080.933
1998                                   15.241915          15.794513       10,066,886.519          620,206.714
1999                                   15.794513          16.291417       13,503,057.087          727,778.444
2000                                   16.291417          17.010114        6,372,937.297          313,431.842
2001                                   17.010114          17.373703        5,629,252.702          303,276.664
                                      ----------         ----------       --------------        -------------
Small Cap Index
2000                                  $12.500000         $11.596178           19,219.690            1,107.869
2001                                   11.596178          11.605417           96,823.240            5,975.727
                                      ----------         ----------       --------------        -------------

                                      UNIT VALUE
                                         AT              UNIT VALUE       NUMBER OF UNITS       NUMBER OF UNITS
                                       START OF               AT          AT END OF YEAR        AT END OF YEAR
SUB-ACCOUNT                            YEAR (A)          END OF YEAR           VEN 7                 VEN 8
-----------                            --------          -----------           -----                 -----
International Index
2000                                  $12.500000         $11.167069            7,858.989            3,162.333
2001                                   11.167069           8.543617           36,671.694           13,258.967
                                      ----------         ----------       --------------        -------------
Mid Cap Index
2000                                  $12.500000         $13.271787           40,370.373           13,293.666
2001                                   13.271787          12.858949          143,352.496           15,151.576
                                      ----------         ----------       --------------        -------------
Total Stock Market Index
2000                                  $12.500000         $11.142088           39,975.972              628.042
2001                                   11.142088           9.732630           77,119.030            5,191.812
                                      ----------         ----------       --------------        -------------
500 Index
2000                                  $12.500000         $11.200577          421,674.670           15,073.687
2001                                   11.200577           9.677729          528,719.295           43,252.233
                                      ----------         ----------       --------------        -------------
Lifestyle Aggressive 1000
1997                                  $12.500000         $13.669625          718,339.885           19,900.057
1998                                   13.669625          14.134419          735,429.380              530.690
1999                                   14.134419          15.974195          379,259.077                0.009
2000                                   15.974195          14.948006          277,955.089                0.009
2001                                   14.948006          12.723595          254,910.978
                                      ----------         ----------       --------------        -------------
Lifestyle Growth 820
1997                                  $12.500000         $14.033299        2,724,148.772           60,974.946
1998                                   14.033299          14.696667        2,662,118.220           51,939.327
1999                                   14.696667          16.893101        1,512,075.657           46,181.518
2000                                   16.893101          16.162371          762,799.843           36,806.143
2001                                   16.162371          14.495682          682,349.967           40,157.962
                                      ----------         ----------       --------------        -------------
Lifestyle Balanced 640
1997                                  $12.500000         $14.066417        1,897,381.650           59,780.667
1998                                   14.066417          14.664362        2,114,618.283           27,550.486
1999                                   14.664362          16.257312        1,238,095.287           21,405.783
2000                                   16.257312          16.437657          830,783.104           13,635.466
2001                                   16.437657          15.433664          764,260.978           19,250.787
                                      ----------         ----------       --------------        -------------
Lifestyle Moderate 460
1997                                  $12.500000         $14.016704          679,087.722                0.000
1998                                   14.016704          15.171965          951,771.442                0.000
1999                                   15.171965          16.142259          783,511.305                0.000
2000                                   16.142259          16.596254          422,592.486              812.246
2001                                   16.596254          16.185243          348,671.691            8,575.120
                                      ----------         ----------       --------------        -------------
Lifestyle Conservative 280
1997                                  $12.500000         $13.825120          162,279.781           88,291.620
1998                                   13.825120          15.025549          508,786.268           60,866.728
1999                                   15.025549          15.439823          438,604.104           57,572.279
2000                                   15.439823          16.397834          235,629.707           53,750.012
2001                                   16.397834          16.689833          209,741.757           53,509.151
                                      ----------         ----------       --------------        -------------

(A) Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:

-     Growth & Income Trust where units were first credited on April 23, 1991,

-     Blue Chip Growth Trust where units were first credited on December 11,
      1992,

- Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

-     Overseas Trust where units were first credited on January 9, 1995,

- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

-     Growth Trust where units were first credited on July 15, 1996,

- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

-     Small Company Value Trust where units were first credited on October 1,
      1997;

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

- Capital Appreciation Trust where units were first credited on November 1, 2000.

- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                   APPENDIX F


                    PRIOR CONTRACTS-VEN 1 AND VEN 3 CONTRACTS

         Prior to October, 1993, we issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "VEN 3" contracts, which were sold during the period from November, 1986 until October, 1993 and "VEN 1" contracts, which were sold during the period from June, 1985 until June, 1987.

         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)


            NUMBER OF COMPLETE YEARS                WITHDRAWAL CHARGE
         PURCHASE PAYMENT IN PERCENTAGE
                    CONTRACT
                       0                                   5%
                       1                                   5%
                       2                                   5%
                       3                                   5%
                       4                                   5%
                       5+                                  0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE...............................................         $30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees...................................         1.30%

Total Separate Account Annual Expenses............................         1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees...................................         1.25%
Administration fee - asset based..................................         0.15%

Total Separate Account Annual Expenses............................         1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period

        TRUST PORTFOLIO                    1 YEAR          3 YEAR          5 YEAR         10 YEAR
        Strategic Opportunities              70             121             172             262
        Investment Quality Bond              68             116             164             246
        Money Market                         66             111             154             226

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

         TRUST PORTFOLIO                   1 YEAR          3 YEAR          5 YEAR          10 YEAR
         Strategic Opportunities             23              71              122             262
         Investment Quality Bond             22              67              114             246
         Money Market                        20              61              104             226

                                 Ven 3 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


        TRUST PORTFOLIO                       1 YEAR          3 YEAR          5 YEAR         10 YEAR
        Internet Technologies                   74             134             195             308
        Pacific Rim Emerging Markets            74             133             194             305
        Telecommunications                      76             139             204             325
        Science & Technologies                  73             130             189             295
        International Small Cap                 77             143             212             340
        Health Sciences                         76             139             204             325
        Aggressive Growth                       72             128             186             289
        Emerging Small Company                  73             130             188             294
        Small Company Blend                     73             131             191             299
        Dynamic Growth                          72             129             186             290
        Mid Cap Growth                          75             137             202             320
        Mid Cap Opportunities                   76             139             204             325
        Mid Cap Stock                           71             126             182             282
        All Cap Growth                          71             126             182             281
        Financial Services                      73             132             193             303
        Overseas                                72             129             187             292
        International Stock                     73             131             190             298
        International Value                     73             131             190             297
        All Cap Value                           73             132             192             302
        Capital Appreciation                    71             124             178             273
        Strategic Opportunities                 70             123             177             272
        Quantitative Mid Cap                    72             127             183             283
        Global Equity                           72             129             187             292
        Strategic Growth                        71             124             178             273
        All Cap Core                            71             126             181             280
        Large Cap Growth                        75             138             203             323

        TRUST PORTFOLIO                       1 YEAR          3 YEAR          5 YEAR         10 YEAR
        Capital Opportunities                   75             138             202             321
        Quantitative Equity                     70             121             173             263
        Blue Chip Growth                        71             124             178             273
        Utilities                               75             138             202             321
        Real Estate Securities                  70             123             176             269
        Small Company Value                     73             131             190             297
        Mid Cap Value                           73             131             190             297
        Value                                   70             122             175             267
        Tactical Allocation                     74             135             197             311
        Fundamental Value                       72             128             186             289
        Growth & Income                         69             119             169             255
        U.S. Large Cap Value                    71             124             179             275
        Equity-Income                           71             124             178             273
        Income & Value                          70             123             176             269
        Balanced                                70             121             173             263
        High Yield                              70             122             174             266
        Strategic Bond                          70             122             175             268
        Global Bond                             71             125             181             279
        Total Return                            70             121             173             263
        Investment Quality Bond                 69             119             169             256
        Diversified Bond                        70             121             173             264
        U.S. Government Securities              69             119             170             258
        Money Market                            67             113             160             236
        Small Cap Index                         68             115             162             242
        International Index                     68             115             162             242
        Mid Cap Index                           68             115             162             242
        Total Stock Market Index                68             115             162             241
        500 Index                               67             114             161             239
        Lifestyle Aggressive 1000               63              99             135             186
        Lifestyle Growth 820                    63              99             135             186
        Lifestyle Balanced 640                  63              99             135             186
        Lifestyle Moderate 460                  63              99             135             186
        Lifestyle Conservative 280              63              99             135             186

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

        TRUST PORTFOLIO                       1 YEAR          3 YEAR          5 YEAR         10 YEAR
        Internet Technologies                   28              85             145             308
        Pacific Rim Emerging Markets            27              84             144             305
        Telecommunications                      30              91             154             325
        Science & Technologies                  26              81             139             295
        International Small Cap                 31              95             162             340
        Health Sciences                         30              91             154             325
        Aggressive Growth                       26              80             136             289
        Emerging Small Company                  26              81             138             294
        Small Company Blend                     27              83             141             299
        Dynamic Growth                          26              80             136             290
        Mid Cap Growth                          29              89             152             320
        Mid Cap Opportunities                   30              91             154             325
        Mid Cap Stock                           25              77             132             282
        All Cap Growth                          25              77             132             281
        Financial Services                      27              84             143             303
        Overseas                                26              80             137             292
        International Stock                     27              82             140             298
        International Value                     27              82             140             297

        TRUST PORTFOLIO                       1 YEAR          3 YEAR          5 YEAR         10 YEAR
        All Cap Value                           27              83             142             302
        Capital Appreciation                    24              75             128             273
        Strategic Opportunities                 24              74             127             272
        Quantitative Mid Cap                    25              78             133             283
        Global Equity                           26              80             137             292
        Strategic Growth                        24              75             128             273
        ALL CAP CORE                            25              77             131             280
        Large Cap Growth                        29              90             153             323
        Capital Opportunities                   29              89             152             321
        Quantitative Equity                     23              72             123             263
        Blue Chip Growth                        24              75             128             273
        Utilities                               29              89             152             321
        Real Estate Securities                  24              74             126             269
        Small Company Value                     27              82             140             297
        Mid Cap Value                           27              82             140             297
        Value                                   24              73             125             267
        Tactical Allocation                     28              86             147             311
        Fundamental Value                       26              80             136             289
        Growth & Income                         22              69             119             255
        U.S. Large Cap Value                    24              75             129             275
        Equity-Income                           24              75             128             273
        Income & Value                          24              74             126             269
        Balanced                                23              72             123             263
        High Yield                              24              73             124             266
        Strategic Bond                          24              73             125             268
        Global Bond                             25              77             131             279
        Total Return                            23              72             123             263
        Investment Quality Bond                 23              70             119             256
        Diversified Bond                        23              72             123             264
        U.S. Government Securities              23              70             120             258
        Money Market                            21              64             110             236
        Small Cap Index                         21              65             112             242
        International Index                     21              65             112             242
        Mid Cap Index                           21              65             112             242
        Total Stock Market Index                21              65             112             241
        500 Index                               21              64             111             239
        Lifestyle Aggressive 1000               16              49              85             186
        Lifestyle Growth 820                    16              49              85             186
        Lifestyle Balanced 640                  16              49              85             186
        Lifestyle Moderate 460                  16              49              85             186
        Lifestyle Conservative 280              16              49              85             186


INVESTMENT OPTIONS

         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the sub-accounts of the Variable Account are available for the investment of contract values, namely, the Strategic Opportunities Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.

WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, we will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge

         The withdrawal charge ("SURRENDER CHARGE") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of 0.8% for the mortality risk assumed and 0.5% for the expense risk assumed. There is no administration charge, however, under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. We will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, we will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at our Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or
(2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and we will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at our Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, we will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. We may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM AND GUARANTEED EARNINGS MULTIPLIER


         The Guaranteed Retirement Income Program (GRIP, GRIP II and GRIP III) and the Guaranteed Earnings Multiplier are not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Internet Technologies
2000                                                 $12.500000            $  6.965644           25,423.108
2001                                                   6.965644               3.702481           15,433.931
Pacific Rim Emerging Markets
1997                                                 $12.500000            $  8.180904           10,161.117
1998                                                   8.180904               7.695249            9,792.536
1999                                                   7.695249              12.359297           76,285.402
2000                                                  12.359297               9.217819           55,506.542
2001                                                   9.217819               7.400679           40,792.862
Telecommunications
2001                                                 $12.500000              $7.855476              426.740
Science & Technology
1997                                                 $12.500000             $13.647195           40,748.263
1998                                                  13.647195              19.287390           62,323.985
1999                                                  19.287390              37.943261          157,003.091
2000                                                  37.943261              24.672266          223,521.126
2001                                                  24.672266              14.291433          176,760.167
International Small Cap
1996                                                 $12.500000             $13.493094          227,222.471
1997                                                  13.493094              13.410016          169,875.665
1998                                                  13.410016              14.792077          114,166.793
1999                                                  14.792077              26.974754          111,479.478
2000                                                  26.974754              18.844170          107,385.684
2001                                                  18.844170              12.802022           79,470.888
Health Sciences
2001                                                 $12.500000             $13.413253             4,660.16
Aggressive Growth
1997                                                 $12.500000             $12.327066           49,468.887
1998                                                  12.327066              12.680777           17,454.293
1999                                                  12.680777              16.628126           27,500.926
2000                                                  16.628126              16.889157           76,525.137
2001                                                  16.889157              12.326027           48,674.443
Emerging Small Company Growth
1997                                                 $12.500000             $14.574077           16,351.863
1998                                                  14.574077              14.381705           28,130.114
1999                                                  14.381705              24.610648           25,011.368
2000                                                  24.610648              23.225958           50,267.171
2001                                                  23.225958              17.806889           39,038.966
Small Company Blend
1999                                                 $12.500000             $15.922213            1,485.500
2000                                                  15.922213              12.601917           36,267.641
2001                                                  12.601917              12.138851           17,304.954
Dynamic Growth
2000                                                 $12.500000              $7.906976           26,242.465
2001                                                   7.906976               4.658653           25,217.357
Mid Cap Growth
2001                                                $12.500000              $10.371739            8,231.202
Mid Cap Opportunities
2001                                                $12.500000              $10.490622            4,485.185

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Mid Cap Stock
1999                                                $12.500000             $12.483520             3,150.853
2000                                                 12.483520              11.821790            14,787.245
2001                                                 11.821790              10.374890            29,569.154
All Cap Growth
1996                                                $12.500000             $13.215952           293,765.467
1997                                                 13.215952              15.020670           272,918.809
1998                                                 15.020670              19.002856           239,011.757
1999                                                 19.002856              27.113084           228,968.885
2000                                                 27.113084              23.852189           254,967.194
2001                                                 23.852189              17.927398           208,852.204
Financial Services
2001                                                $12.500000             $11.524203             2,485.594
Overseas
1995                                                $10.000000             $10.554228           227,050.855
1996                                                 10.554228              11.718276           281,119.474
1997                                                 11.718276              11.545714           269,571.860
1998                                                 11.545714              12.290162           193,171.660
1999                                                 12.290162              17.044524           160,535.612
2000                                                 17.044524              13.661286           189,016.173
2001                                                 13.661286              10.628366           150,351.227
International Stock
1997                                                $12.500000             $12.652231            69,740.167
1998                                                 12.652231              14.337171            63,239.603
1999                                                 14.337171              18.338932            47,273.999
2000                                                 18.338932              15.087850            52,245.092
2001                                                 15.087850              11.672280            43,112.555
International Value
1999                                                $12.500000             $12.860110            17,619.635
2000                                                 12.860110              11.862293            28,566.798
2001                                                 11.862293              10.529997            26,240.154
All Cap Value
2001                                                $12.500000             $12.494117             5,599.169
Capital Appreciation
2000                                                $12.500000             $10.945558                 0.000
9/30/2001                                            10.945558               8.804929              2,871308
Strategic Opportunities
1987                                                $10.000000            $  8.144663         4,242,221.369
1988                                                  8.144663               9.695125        13,563,655.062
1989                                                  9.695125              12.208846         1,443,222.778
1990                                                 12.208846              10.618693         2,192,929.561
1991                                                 10.618693              12.349952         3,748,439.163
1992                                                 12.349952              13.143309         4,354,245.114
1993                                                 13.143309              15.075040         4,165,733.576
1994                                                 15.075040              14.786831         2,684,785.345
1995                                                 14.786831              20.821819         2,572,695.681
1996                                                 20.821819              24.664354         2,196,812.816
1997                                                 24.664354              29.002593         1,634,482.536
1998                                                 29.002593              31.289551         1,382,873.088
1999                                                 31.289551              39.416089           980,820.808
2000                                                 39.416089              36.392717           789,563.612
2001                                                 36.392717              30.409247           636,465.479
Quantitative Mid Cap
2001                                                $12.500000             $10.104317               265.447

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Global Equity
1988                                                $10.000000             $10.038462           187,978.790
1989                                                 10.038462              12.259530         1,599,855.768
1990                                                 12.259530              10.827724         2,578,853.673
1991                                                 10.827724              12.044260         2,395,298.635
1992                                                 12.044260              11.790318         2,262,222.969
1993                                                 11.790318              15.450341         3,100,733.209
1994                                                 15.450341              15.500933         3,543,341.154
1995                                                 15.500933              16.459655         2,642,703.724
1996                                                 16.459655              18.276450         2,070,671.367
1997                                                 18.276450              21.770913         1,665,275.671
1998                                                 21.770913              24.098970         1,219,961.932
1999                                                 24.098970              24.633827           919,791.435
2000                                                 24.633827              27.253960           604,737.052
2001                                                 27.253960              22.548612           488,110.206
Strategic Growth
2001                                                $12.500000               $10.916683               262.789
ALL CAP CORE
1996                                                $12.500000             $13.727312            79,415.926
1997                                                 13.727312              16.968111           109,553.070
1998                                                 16.968111              20.739989           157,427.422
1999                                                 20.739989              28.060585           189,826.874
2000                                                 28.060585              20.120816           173,914.269
2001                                                 20.120816              15.600316           128,700.664
Large Cap Growth
1989                                                $10.000000            $  9.824046         7,476,667.034
1990                                                  9.824046               8.982210         6,387,718.448
1991                                                  8.982210              10.891189         6,407,235.310
1992                                                 10.891189              11.623893         6,026,587.849
1993                                                 11.623893              12.642493         5,042,331.574
1994                                                 12.642493              12.381395         3,562,197.567
1995                                                 12.381395              14.990551         2,708,444.950
1996                                                 14.990551              16.701647         2,195,447.490
1997                                                 16.701647              19.614359         1,834,275.557
1998                                                 19.614359              23.040505         1,547,923.928
1999                                                 23.040505              28.465074         1,308,404.195
2000                                                 28.465074              24.071737         1,126,956.084
2001                                                 24.071737              19.506566           923,580.454
Capital Opportunities
2001                                                $12.500000             $10.599650               588.871
Quantitative Equity
1997                                                $12.500000             $16.107191            14,117.858
1998                                                 16.107191              20.068624            31,764.609
1999                                                 20.068624              24.202942            71,460.240
2000                                                 24.202942              25.371611           102,563.554
2001                                                 25.371611              19.274831            88,537.849
Blue Chip Growth
1992                                                $10.000000            $  9.923524           356,487.848
1993                                                  9.923524               9.413546           586,908.649
1994                                                  9.413546               8.837480           576,875.573
1995                                                  8.837480              11.026969           683,051.399
1996                                                 11.026969              13.688523           731,368.138
1997                                                 13.688523              17.134232           706,018.373
1998                                                 17.134232              21.710674           635,916.186
1999                                                 21.710674              25.568866           603,923.460
2000                                                 25.568866              24.518135           588,502.268
2001                                                 24.518135              20.643428           463,277.780

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Utilities
2001                                                $12.500000             $9.259344                546.966
Real Estate Securities
1997                                                $12.500000             $14.949140            38,437.470
1998                                                 14.949140              12.317190            21,303.966
1999                                                 12.317190              11.174188            22,615.951
2000                                                 11.174188              13.852028            32,666.750
2001                                                 13.852028              14.088482            46,554.531
Small Company Value
1997                                                $12.500000             $11.898363             9,967.306
1998                                                 11.898363              11.178700            33,137.664
1999                                                 11.178700              11.904646            28,327.797
2000                                                 11.904646              12.436171            38,350.273
2001                                                 12.436171              13.063929            46,554.531
Mid Cap Value
2001                                                $12.500000             $12.966914            33,278.960
Value
1997                                                $12.500000             $15.057118            51,361.154
1998                                                 15.057118              14.591878            76,685.743
1999                                                 14.591878              13.987433            35,958.384
2000                                                 13.987433              17.182340            34,559.107
2001                                                 17.182340              17.5211564           53,891.995
Tactical Allocation
2000                                                $12.500000             $11.989936             4,235.009
2001                                                 11.989936              10.239810             5,818.850
Fundamental Value
2001                                                 $12.500000            $10.518717               808.544
Growth & Income
1991                                                $10.000000             $10.973500         1,530,130.493
1992                                                 10.973500              11.927411         2,211,083.415
1993                                                 11.927411              12.893007         2,248,648.359
1994                                                 12.893007              13.076664         2,043,186.985
1995                                                 13.076664              16.660889         2,105,056.205
1996                                                 16.660889              20.178770         1,828,514.772
1997                                                 20.178770              26.431239         1,673,047.924
1998                                                 26.431239              32.976967         1,444,081.319
1999                                                 32.976967              38.655938         1,263,136.961
2000                                                 38.655938              35.404552         1,041,186.903
2001                                                 35.404552              30.971701           839,060.938
U.S. Large Cap Value
1999                                                $12.500000              12.721279            28,046.729
2000                                                 12.721279              12.894130            55,957.164
2001                                                 12.894130              12.390130           109,471.045
Equity-Income
1993                                                $10.000000             $11.175534           251,822.076
1994                                                 11.175534              11.107620           562,603.632
1995                                                 11.107620              13.548849           818,646.261
1996                                                 13.548849              16.011513           751,884.340
1997                                                 16.011513              20.479412           736,770.570
1998                                                 20.479412              22.054902           583,452.241
1999                                                 22.054902              22.487758           452,980.852
2000                                                 22.487758              25.057453           315,202.346
2001                                                 25.057453              25.025958           30,2874.027

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Income & Value
1989                                                $10.000000            $  9.973206         2,137,590.858
1990                                                  9.973206               9.221559        23,978,405.670
1991                                                  9.221559              11.023964        22,330,124.078
1992                                                 11.023964              11.772128        20,887,367.134
1993                                                 11.772128              12.775798        17,512,695.707
1994                                                 12.775798              12.396295        12,484,174.615
1995                                                 12.396295              14.752561         9,042,096.910
1996                                                 14.752561              15.995076         7,206,776.711
1997                                                 15.995076              18.276161         5,667,799.061
1998                                                 18.276161              20.742457         4,737,002.275
1999                                                 20.742457              22.230152         3,981,000.961
2000                                                 22.230152              23.004542         3,226,274.707
2001                                                 23.004542              22.905535         2,776,671.021
Balanced
1997                                                $12.500000             $14.609853             6,353.152
1998                                                 14.609853              16.459454            20,822.562
1999                                                 16.459454              15.962370            24,969.449
2000                                                 15.962370              14.272291            19,774.975
2001                                                 14.272291              12.637944            30,799.974
High Yield
1997                                                $12.500000             $13.890491            37,067.803
1998                                                 13.890491              14.078376           114,881.361
1999                                                 14.078376              14.993652           117,307.157
2000                                                 14.993652              13.459828            26,668.118
2001                                                 13.459828              12.544550            33,144.853
Strategic Bond
1993                                                $10.000000             $10.750617           163,195.638
1994                                                 10.750617               9.965972           181,540.594
1995                                                  9.965972              11.716972           211,267.468
1996                                                 11.716972              13.250563           258,026.189
1997                                                 13.250563              14.500997           306,407.827
1998                                                 14.500997              14.486687           430,512.235
1999                                                 14.486687              14.602672           258,604.179
2000                                                 14.602672              15.463354           139,566.297
2001                                                 15.463354              16.199150            90.832.074
Global Bond
1988                                                $10.000000             $10.097842           108,831.804
1989                                                 10.097842              10.404562           300,163.262
1990                                                 10.404562              11.642912           470,980.068
1991                                                 11.642912              13.302966           692,920.988
1992                                                 13.302966              13.415849           976,794.214
1993                                                 13.415849              15.741586         1,551,958.318
1994                                                 15.741586              14.630721         1,018,783.920
1995                                                 14.630721              17.772344           793,225.829
1996                                                 17.772344              19.803954           648,725.739
1997                                                 19.803954              20.104158           460,365.576
1998                                                 20.104158              21.333144           315,284.329
1999                                                 21.333144              19.632749           243,349.089
2000                                                 19.632749              19.685989           182,642.162
2001                                                 19.685989              19.512793           142,190.375
Total Return
1999                                                $12.500000              12.255674             3,533.985
2000                                                 12.255674              13.404017             8,750.067
2001                                                 13.404017              14.311130            33,694.384

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Investment Quality Bond
1987                                                $10.000000             $10.357400         2,234,030.945
1988                                                 10.357400              10.937890        10,253,483.698
1989                                                 10.937890              12.008936         1,924,256.679
1990                                                 12.008936              11.517610         1,423,403.443
1991                                                 11.517610              13.183268         1,720,219.933
1992                                                 13.183268              13.936240         1,572,065.442
1993                                                 13.936240              15.118716         1,119,425.316
1994                                                 15.118716              14.216516           841,610.498
1995                                                 14.216516              16.751499           734,994.414
1996                                                 16.751499              16.943257           597,720.778
1997                                                 16.943257              18.336912           514,787.776
1998                                                 18.336912              19.660365           440,009.634
1999                                                 19.660365              19.039807           345,875.870
2000                                                 19.039807              20.541376           249,281.207
2001                                                 20.541376              21.739025           233,671.821
Diversified Bond
1989                                                $10.000000             $10.052759        11,861,277.612
1990                                                 10.052759               9.531831        10,705,080.076
1991                                                  9.531831              11.166459         8,708,253.007
1992                                                 11.166459              11.821212         7,777,630.143
1993                                                 11.821212              12.705196         6,463,981.799
1994                                                 12.705196              12.298940         4,556,265.387
1995                                                 12.298940              14.320582         3,177,786.472
1996                                                 14.320582              15.113142         2,507,618.496
1997                                                 15.113142              16.607511         1,928,258.300
1998                                                 16.607511              18.125951         1,548,492.876
1999                                                 18.125951              18.002047         1,192,638.371
2000                                                 18.002047              19.585192           927,983.874
2001                                                 19.585192              20.680033           792,312.500
U.S. Government Securities
1988                                                $10.000000            $  9.702201            10,203.403
1989                                                  9.702201              10.826483           300,163.430
1990                                                 10.826483              11.596537           366,010.353
1991                                                 11.596537              13.037076           720,491.624
1992                                                 13.037076              13.651495         1,938,232.553
1993                                                 13.651495              14.490734         1,478,270.571
1994                                                 14.490734              14.111357           909,659.824
1995                                                 14.111357              16.083213           954,067.593
1996                                                 16.083213              16.393307           710,502.942
1997                                                 16.393307              17.535478           763,521.806
1998                                                 17.535478              18.587049           428,699.306
1999                                                 18.587049              18.286918           330,164.260
2000                                                 18.286918              19.993612           237,375.600
2001                                                 19.993612              21.100300           216,970.493

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Money Market
1987                                                $10.000000             $10.317570           510,079.365
1988                                                 10.317570              10.865066           983,327.102
1989                                                 10.865066              11.634481         1,480,696.936
1990                                                 11.634481              12.364687         4,430,249.555
1991                                                 12.364687              12.890414         2,754,467.033
1992                                                 12.890414              13.137257         2,138,783.498
1993                                                 13.137257              13.303085         1,659,478.414
1994                                                 13.303085              13.623292         3,357,660.681
1995                                                 13.623292              14.190910         2,370,449.919
1996                                                 14.190910              14.699636         1,577,496.585
1997                                                 14.699636              15.241915           778,379.937
1998                                                 15.241915              15.794513           878,869.580
1999                                                 15.794513              16.291417           921,421.619
2000                                                 16.291417              17.010114           541,669.184
2001                                                 17.010114              17.373703           501,742.301
Small Cap Index
2000                                                $12.500000             $11.596178             1,027.071
2001                                                 11.596178              11.605417             2,762.179
International Index
2000                                                $12.500000             $11.167069               154.943
2001                                                 11.167069               8.543617               154.358
Mid Cap Index
2000                                                $12.500000             $13.271787             3,024.547
2001                                                 13.271787              12.858949             3,760.281
Total Stock Market Index
2000                                                $12.500000             $11.142088             5,153.320
2001                                                 11.142088               9.732630             3,774.684
500 Index
2000                                                $12.500000             $11.200577            15,118.307
2001                                                 11.200577               9.677729            31,852.913
Lifestyle Aggressive 1000
1997                                                $12.500000             $13.669625            33,037.747
1998                                                 13.669625              14.134419            52,760.075
1999                                                 14.134419              15.974195            27,238.895
2000                                                 15.974195              14.948006            26,924.435
2001                                                 14.948006              12.723595            27,444.625
Lifestyle Growth 820
1997                                                $12.500000             $14.033299           110,354.900
1998                                                 14.033299              14.696667           129,721.317
1999                                                 14.696667              16.893101            54,202.101
2000                                                 16.893101              16.162371            56,344.484
2001                                                 16.162371              14.495682            32,098.995
Lifestyle Balanced 640
1997                                                $12.500000             $14.066417            11,640.415
1998                                                 14.066417              14.664362            51,041.225
1999                                                 14.664362              16.257312            37,839.778
2000                                                 16.257312              16.437657            39,999.345
2001                                                 16.437657              15.433664            52,710.412
Lifestyle Moderate 460
1997                                                $12.500000             $14.016704             9,407.923
1998                                                 14.016704              15.171965            25,932.897
1999                                                 15.171965              16.142259            27,359.355
2000                                                 16.142259              16.596254            32,300.583
2001                                                 16.596254              16.185243            16,025.796

SUB-ACCOUNT                                            UNIT VALUE           UNIT VALUE        NUMBER OF UNITS
                                                   AT START OF YEAR(A)    AT END OF YEAR      AT END OF YEAR
Lifestyle Conservative 280
1997                                                $12.500000             $13.825120             9,967.306
1998                                                 13.825120              15.025549            10,098.134
1999                                                 15.025549              15.439823             1,718.387
2000                                                 15.439823              16.397834             3,020.176
2001                                                 16.397834              16.689833             3,016.520

(A) Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:

         - Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,

         - Global Equity, Global Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,

         - Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,

         - Growth & Income Trust where units were first credited on April 23, 1991,

         - Blue Chip Growth Trust where units were first credited on December 11, 1992,

         - Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

         - Overseas Trust where units were first credited on January 9, 1995,

         - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

         -        Growth Trust where units were first credited on July 15, 1996,

         - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

         - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,

         - Small Company Value Trust where units were first credited on October 1, 1997, and

         -        Small Company Blend, Mid Cap Stock, International Value, U.S.
                  Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

         - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

         - Capital Appreciation Trust where units were first credited on November 1, 2000

         - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 1 Contracts

                                     UNIT VALUE                 UNIT VALUE       NUMBER OF UNITS
SUB-ACCOUNT                      AT START OF YEAR(A)          AT END OF YEAR     AT END OF YEAR
Strategic Opportunities(A)
1985                                 $10.000000                 $10.734987             385.265
1986                                  10.734987                  12.558028           4,651.489
1987                                  12.558028                  13.248428         179,246.825
1988                                  13.248428                  15.787546         146,228.732
1989                                  15.787546                  19.902359         108,382.617
1990                                  19.902359                  17.329021          93,278.975
1991                                  17.329021                  20.176180          88,873.664
1992                                  20.176180                  21.495619          39,451.366
1993                                  21.495619                  24.681624          29,876.682
1994                                  24.681624                  24.235928          24,893.636
1995                                  24.235928                  34.164256          18,792.722
1996                                  34.164256                  40.513296          18,983.608
1997                                  40.513296                  47.690851          17,422.710
1998                                  47.690851                  51.507214          14,154.988
1999                                  51.507214                  64.954980          12,707.403
2000                                  64.954980                  60.037547          10,774.878
2001                                  60.037547                  50.221375         487,777.680

Investment Quality Bond(B)
1985                                 $10.000000                 $10.455832             157.237
1986                                  10.455832                  11.689643           2,426.738
1987                                  11.689643                  11.841366         164,289.054
1988                                  11.841366                  12.518584         157,248.809
1989                                  12.518585                  13.759270         113,311.078
1990                                  13.759270                  13.210721         100,560.220
1991                                  13.210721                  15.137617          75,660.271
1992                                  15.137617                  16.019604          38,307.149
1993                                  16.019604                  17.397685          25,428.550
1994                                  17.397685                  16.377174          17,796.020
1995                                  16.377174                  19.318272          13,340.073
1996                                  19.318272                  19.560775          11,512.775
1997                                  19.560775                  21.192677          10,088.494
1998                                  21.192677                  22.746879           7,009.225
1999                                  22.746879                  22.052785           4,129.118
2000                                  22.052785                  23.817687           2,160.790
2001                                  23.817687                  25.233827        35,950.17018

                                     UNIT VALUE                 UNIT VALUE       NUMBER OF UNITS
SUB-ACCOUNT                      AT START OF YEAR(A)          AT END OF YEAR     AT END OF YEAR
Money Market(C)
1985                                 $10.000000                 $10.199136             108.287
1986                                  10.199136                  10.647679             116.902
1987                                  10.647679                  11.156548          69,537.264
1988                                  11.156548                  11.761294          40,025.230
1989                                  11.761294                  12.607783          43,520.107
1990                                  12.607783                  13.413682          41,671.105
1991                                  13.413682                  13.999175          35,261.861
1992                                  13.999175                  14.282708           9,873.140
1993                                  14.282708                  14.478685           5,683.780
1994                                  14.478685                  14.843213           4,598.398
1995                                  14.843213                  15.478376           7,968.626
1996                                  15.478376                  16.050779           5,920.354
1997                                  16.050779                  16.660935           5,228.240
1998                                  16.660935                  17.283692           4,497.361
1999                                  17.283692                  17.846774           4,227.991
2000                                  17.846774                  18.654229           4,055.500
2001                                  18.654229                  19.073731          76,993.810

(A)      Commencement of operations July 1, 1985

(B)      Commencement of operations August 6, 1985

(C)      Commencement of operations August 23, 1985

                                   APPENDIX G


                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for certain annuity contracts previously issued by us ("OLD CONTRACTS"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho, New Jersey and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix F to this Prospectus and include both Ven 7 and Ven 8 contracts.

         We will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   Annual Administration Fee.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.

                           New Contract                                    Old Contract
                           ------------                                    ------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                     0                        6%                       0                       6%
                     1                        6%                       1                       6%
                     2                        5%                       2                       5%
                     3                        5%                       3                       4%
                     4                        4%                       4                       3%
                     5                        3%                       5                       2%
                     6                        2%                       6+                      0%
                     7+                       0%

         3.  Minimum Interest Rate to be Credited for Any Guarantee Period.

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  Group Deferred Annuity Contracts.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6.  Differences Relating to the Death Benefit

         a. Differences Between Death Benefit of Old Contracts and New Contracts

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska,  Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii, Idaho,
                                 Illinois,  Indiana, Iowa, Kansas,  Kentucky,  Louisiana,  Maine, Michigan,  Mississippi,  Missouri,
                                 Nebraska,   Nevada,  New  Jersey,  New  Mexico,  North  Carolina,  North  Dakota,  Ohio,  Oklahoma,
                                 Pennsylvania,  Rhode Island,  South Carolina,  South Dakota,  Tennessee,  Utah, Vermont,  Virginia,
                                 West Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         ON OR AFTER:            IN THE STATES OF:
         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:            IN THE STATES OF:
         May 1, 1998          Alaska,  Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii,  Idaho,
                              Illinois,  Indiana,  Iowa, Kansas,  Kentucky,  Louisiana,  Maine, Michigan,  Mississippi,  Missouri,
                              Nebraska,   Nevada,  New  Jersey,  New  Mexico,  North  Carolina,   North  Dakota,  Ohio,  Oklahoma,
                              Pennsylvania,  Rhode Island, South Carolina, South Dakota, Tennessee,  Utah, Vermont, Virginia, West
                              Virginia, Wisconsin, Wyoming

         June 1, 1998         Connecticut

         July 1, 1998         Minnesota, Montana, District of Columbia

         October 1, 1998      Texas

         February 1, 1999     Massachusetts

         March 15, 1999       Florida, Maryland, Oregon

         November 1, 1999     Washington

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. Investment Options

         Any Old Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.

         The New Contract provides for five fixed investment options except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP II OR GRIP III in the state of Washington, the five fixed accounts will not be offered as investment options. However, if the contract is issued without GRIP II OR GRIP III, then the five fixed accounts will be offered as investment options. The Old Contract provides for three fixed investment options: one, three and six year.

                                   APPENDIX H


                   EXCHANGE OFFER - VEN 1 AND VEN 3 CONTRACTS

         The Contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by us. Ven 1 and Ven 3 (collectively, "OLD CONTRACTS") contracts are described in Appendix G.

         We will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "3." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. We believe that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

1.  Separate Account Annual Expenses; Contract Owner Transaction Expenses

         The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:


New Contract and Ven 3 Separate Account Annual Expenses                   Ven 1 Separate Account Annual Expenses
(as a percentage of average account value)                                (as a percentage of average account value)

Separate Account Annual Expenses                                          Separate Account Annual Expenses
--------------------------------                                          --------------------------------
Mortality and expense risk fees.............   1.25%                      Mortality and expense risk fees..........  1.30%
                                                                                                                     ----
Administration fee - asset based............   0.15%
                                               ----
Total Separate Account Annual Expenses......   1.40%                      Total Separate Account Annual Expenses...  1.30%


New Contract and Ven 3 Transaction Expenses                               Ven 1 Transaction Expenses
-------------------------------------------                               --------------------------
Annual Administration Fee...................   $ 30*                      Annual Administration Fee................  $ 30
Dollar Cost Averaging Charge................   none                       Dollar Cost Averaging Charge.............  none


* For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   Withdrawal Charges.

         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                           New Contract                               Ven 3 and Ven 1 Contracts
                           ------------                               -------------------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                     0                        6%                       0                       5%
                     1                        6%                       1                       5%
                     2                        5%                       2                       5%
                     3                        5%                       3                       5%
                     4                        4%                       4                       5%
                     5                        3%                       5                       5%
                     6                        2%                       6+                      0%
                     7+                       0%

3.  Death Benefit

         a.    Differences Between Death Benefit of Old Contracts and New
               Contracts

                  Death Benefit for Ven 3 Contracts

         The minimum death benefit during the first five contract years will be equal to the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

         During any subsequent five contract year period, the minimum death benefit will be the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

                  Death Benefit for Ven 1 Contracts

         The minimum death benefit is the greater of:

(a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

(b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska,  Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii, Idaho,
                                 Illinois,  Indiana, Iowa, Kansas,  Kentucky,  Louisiana,  Maine, Michigan,  Mississippi,  Missouri,
                                 Nebraska,   Nevada,  New  Jersey,  New  Mexico,  North  Carolina,  North  Dakota,  Ohio,  Oklahoma,
                                 Pennsylvania,  Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West
                                 Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         ON OR AFTER:            IN THE STATES OF:
         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska,  Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii, Idaho,
                                 Illinois,  Indiana, Iowa, Kansas,  Kentucky,  Louisiana,  Maine, Michigan,  Mississippi,  Missouri,
                                 Nebraska,   Nevada,  New  Jersey,  New  Mexico,  North  Carolina,  North  Dakota,  Ohio,  Oklahoma,
                                 Pennsylvania,  Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West
                                 Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  Differences Regarding When Death Benefit Will Be Paid

         In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

4.  Investment Options.

         Any Old Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.


The New Contract provides for sixty-four investment options (sixty-three) variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. If a contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed account investment options will not be offered as investment options. However, if the contract is issued without GRIP II, then the five fixed accounts will be offered as investment options. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options.


5.  Annuity Purchase Rates.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

6.  Federal Tax Considerations.

         Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX I


                  EXCHANGE OFFER - LIFESTYLE ANNUITY CONTRACTS

EXCHANGE OFFER IN ALL STATES EXCEPT NEW HAMPSHIRE, NEW YORK AND THE TERRITORY OF GUAM

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("LIFESTYLE CONTRACT").

         We will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

         The Guaranteed Retirement Income Program II ("GRIP II") described in the New Contract is not available for New Contracts issued in exchange for Lifestyle Contracts.

         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. Separate Account and Fixed Account Expenses; Contract Owner Transaction Expenses

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

New Contract Separate Account Annual Expenses
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risks fees............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

New Contract Owner Transaction Expenses

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

Lifestyle Contract Separate Account Annual Expenses

Separate Account Annual Expenses

Mortality and Expense Risks Charge                                                           Annual Rate
                                                                                             -----------
         Charged daily as a percentage of average Variable Account Values*                       0.80%
         Charged monthly as a percentage of the policy month-start
           Variable and Fixed Account Assets*                                                    0.45%
                                                                                                 ----
                                                                                                 1.25%

Other Separate Account Expenses
         Charge for administration charged daily as a percentage of average
           Variable Account Values                                                               0.20%
                                                                                                 ----
Total Separate Account Annual Expenses                                                           1.45%

Lifestyle Contract Owner Transaction Expenses

Record Keeping Charge                                                                            $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                                                   $5***

* A mortality and expense risks charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risks charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

** A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

*** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.  Variable Investment Options

         Any Lifestyle Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.


         The Lifestyle Contract has eight variable investment options whereas the New Contract has sixty-three variable investment options.


         3.  Fixed Account Investment Options

         The Lifestyle Contract offers a Guaranteed Interest Account and prior to May 1, 2000 offered Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.   Withdrawal Charges

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:

                          Lifestyle Contract                               New Contract
                          ------------------                               ------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                     0                        8%                       0                       6%
                     1                        8%                       1                       6%
                     2                        8%                       2                       5%
                     3                        6%                       3                       5%
                     4                        4%                       4                       4%
                     5                        2%                       5                       3%
                     6+                       0%                       6                       2%
                                                                       7+                      0%

         5.  Minimum Death Benefit

         Differences between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, we will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, we will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which we deposit into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary we will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

ON OR AFTER:              IN THE STATES OF:
May 1, 1998               Alaska, Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii,
                          Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan,  Mississippi,
                          Missouri,  Nebraska,  Nevada, New Jersey, New Mexico,  North Carolina,  North Dakota, Ohio,
                          Oklahoma,  Pennsylvania,  Rhode Island,  South  Carolina,  South Dakota,  Tennessee,  Utah,
                          Vermont, Virginia, West Virginia, Wisconsin, Wyoming

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

PRIOR TO:                 IN THE STATES OF:
May 1, 1998               Alaska, Alabama, Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia, Hawaii,
                          Idaho,  Illinois,   Indiana,  Iowa,  Kansas,   Kentucky,   Louisiana,   Maine,  Michigan,
                          Mississippi,  Missouri,  Nebraska,  Nevada, New Jersey, New Mexico, North Carolina, North
                          Dakota,  Ohio,  Oklahoma,  Pennsylvania,  Rhode  Island,  South  Carolina,  South Dakota,
                          Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998              Connecticut

July 1, 1998              Minnesota, Montana, District of Columbia

October 1, 1998           Texas

February 1, 1999          Massachusetts

March 15, 1999            Florida, Maryland, Oregon

November 1, 1999          Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6.  Annuity Payments

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Annuity Value Guarantee

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                     * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX J


        EXCHANGE OFFER - MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY

Exchange Offer in all States Except New Hampshire, New York and the Territory of Guam

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("NEW CONTRACTS") may be issued in exchange for contracts previously issued by us. These annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("MULTI-ACCOUNT CONTRACT").

         The Company will permit an owner of an outstanding Multi-Account Contract to exchange the Multi-Account Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Multi-Account Contract was issued, and any purchase payment credited to the Multi-Account Contract will be deemed to have been credited to the New Contract on the date it was credited under the Multi-Account Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Multi-Account Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

         The Guaranteed Retirement Income Program II ("GRIP II") described in the New Contract is not available for New Contracts issued in exchange for Multi-Account Contracts.

         Multi-Account Contract owners interested in a possible exchange should carefully review both the Multi-Account Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A MULTI-ACCOUNT CONTRACT. We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE MULTI-ACCOUNT CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

         1.  Separate Account Annual Expenses; Contract Owner Transaction
             Expenses

         The New Contract and the Multi-Account Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

                  New Contract Separate Account Annual Expenses
                  ---------------------------------------------
                  (as a percentage of average account value)

                  Separate Account Annual Expenses

                  Mortality and expense risks fees...............................................   1.25%
                  Administration fee - asset based...............................................   0.15%
                                                                                                    -----
                  Total Separate Account Annual Expenses.........................................   1.40%

                  New Contract Owner Transaction Expenses
                  ---------------------------------------
                  Annual Administration Fee.  ...................................................   $30*
                  Dollar Cost Averaging Charge...................................................   none

* The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

                  Multi-Account Contract Separate Account Annual Expenses
                  -------------------------------------------------------
                  (as a percentage of average account value)
                  Separate Account Annual Expenses

                  Mortality and expense risks fees...............................................   1.00%
                  Total Separate Account Annual Expenses.........................................   1.00%

                  Multi-Account Contract Contract Owner Transaction Expenses
                  Annual Contract Fee............................................................   $30*
                  Dollar Cost Averaging Charge
                     (if selected and applicable)................................................   $5**

* An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

** Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.   Withdrawal Charges

The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Multi-Account Contract and the New Contract are as follows:

                           New Contract                               Multi-Account Contract
                           ------------                               ----------------------
         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ------------------------     -----------------      --------------------      -----------------
                     0                        6%                       0                       8%
                     1                        6%                       1                       7%
                     2                        5%                       2                       6%
                     3                        5%                       3                       5%
                     4                        4%                       4                       4%
                     5                        3%                       5                       3%
                     6                        2%                       6                       2%
                     7+                       0%                       7                       1%
                                                                        8+                     0

         3.  Variable Investment Options and Fixed Account Investment Options

         Any Multi-Account Contract exchanged for a New Contract may invest in Series I shares of the Trust. Series II shares will not be available for investment.


         The Multi-Account Contract has eight variable investment options whereas the New Contract has SIXTY-THREE variable investment options. The Multi-Account Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Multi-Account Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Multi-Account Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.


         4.  Minimum Death Benefit

         Differences between Death Benefit of Multi-Account Contract and New Contract are as follows:

         Minimum Death Benefit for Manulife Annuity

         Multi-Account Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         ------------            -----------------
         May 1, 1998             Alaska, Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia,  Hawaii, Idaho,
                                 Illinois,  Indiana, Iowa, Kansas, Kentucky,  Louisiana,  Maine, Michigan,  Mississippi,  Missouri,
                                 Nebraska,  Nevada,  New  Jersey,  New  Mexico,  North  Carolina,  North  Dakota,  Ohio,  Oklahoma,
                                 Pennsylvania,  Rhode Island, South Carolina,  South Dakota,  Tennessee,  Utah, Vermont,  Virginia,
                                 West Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama,  Arizona,  Arkansas,  California,  Colorado,  Delaware,  Georgia, Hawaii, Idaho,
                                 Illinois,  Indiana, Iowa, Kansas, Kentucky,  Louisiana, Maine, Michigan,  Mississippi,  Missouri,
                                 Nebraska,  Nevada,  New  Jersey,  New Mexico,  North  Carolina,  North  Dakota,  Ohio,  Oklahoma,
                                 Pennsylvania,  Rhode Island, South Carolina, South Dakota,  Tennessee,  Utah, Vermont,  Virginia,
                                 West Virginia, Wisconsin, Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1 1999         Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         November 1, 1999        Washington


         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                  -        the contract value or

                  - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                  -        the contract value or

                  - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         5.  Annuity Purchase Rates

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

         6.  Annuity Payments

         Annuity payments under the Multi-Account Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  Minimum Guaranteed Interest Rate on Guaranteed Interest Account

         The minimum guaranteed interest rate for the Multi-Account Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                     * * * *

         Contract owners who do not wish to exchange their Multi-Account Contract Contracts for the New Contracts may continue to make purchase payments to their Multi-Account Contracts. Or, they can keep their Multi-Account Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Multi-Account Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Multi-Account Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Multi-Account Contract prospectuses.

                                   APPENDIX K

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Corporate and self employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable non-discrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advise.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                   APPENDIX L



GUARANTEED RETIREMENT INCOME PROGRAM

         The original Guaranteed Retirement Income Program ("GRIP") was available in certain states for contracts issued between May 1, 1998 and June 29, 2001 (except for Ven 7, Ven 8, Ven 3 or Ven 1 contracts). If a contract was issued with GRIP in the state of Washington, the fixed accounts including the DCA fixed investment account are not offered as investment options. However, if the contract was issued without GRIP, then the five fixed accounts are offered as investment options.

         GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. GRIP is based on the aggregate net purchase payments applied to the contract, accumulated at a growth factor, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by GRIP is determined by applying the Income Base, described below, to the annuity purchase rates in the GRIP Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization and current annuity purchase rates, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP Rider. If GRIP is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the GRIP Rider, we will pay the monthly annuity payment available under the contract.


         Income Base.  The Income Base is equal to (a) less (b), where:

(a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

(b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

         GRIP can only be elected at issue and, once elected, is irrevocable.

         The Income Base is also reduced for any withdrawal charge remaining on the date GRIP is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

         The Income Base is used solely for purposes of calculating GRIP and does not provide a contract value or guarantee performance of any investment option.

         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise GRIP is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

         Conditions of Exercise of GRIP. GRIP may be exercised subject to the following conditions:

         1. GRIP must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date GRIP is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

         2. GRIP must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

         Monthly Income Factors. GRIP may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT & SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant. Unisex rates are used when determining the monthly income factor for employer-sponsored qualified contracts

         The use of GRIP is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by Federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distribution must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit.

         Hence, you should consider that since (a) GRIP may not be exercised until the 7th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual GRIP fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable Federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

                Illustrated below are GRIP amounts per $100,000 of initial purchase payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent purchase payments or withdrawals and assuming there was no step-up of the Income Base.

                                     GRIP-Annual Income Life Annuity       GRIP-Annual Income Joint &
      Contract Anniversary             with 10 Year Period Certain        Survivor Life Annuity with 20
           at Election                                                         Year Period Certain
      --------------------           -------------------------------      -----------------------------

                7                                $ 9,797                             $ 7,830
               10                                $12,593                             $ 9,842
               15                                $19,124                             $14,293

         GRIP Fee. The risk assumed by us associated with GRIP is that the annuity benefits payable under GRIP are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual GRIP Fee (the "GRIP" Fee). On or before the Maturity Date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee is equal to 0.25% multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

         GRIP DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "GUARANTEED RETIREMENT INCOME PROGRAM," WITHDRAWALS WILL REDUCE GRIP.

TERMINATION OF GRIP

         GRIP will terminate upon the earliest to occur of:

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)   termination of the contract for any reason; or

         (c)   exercise of GRIP.

                                          PART A
                          Information Contained in a Prospectus
                                        Version II

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTIONS

1-3 YEAR FIXED ACCOUNT INVESTMENT OPTIONS

For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1 and 3-year fixed account investment options and (b) transfers from the variable account investment options to the 1 and 3-year fixed account investment options will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1 and 3-year fixed account investment options

5-7 YEAR FIXED ACCOUNT INVESTMENT OPTIONS

For contracts issued on and after December 30, 2002: (a) purchase payments may not be allocated to the 5 and 7-year fixed account investment options and (b) transfers from the variable account investment options to the 5 and 7-year fixed account investment options will not be permitted. As a result, the Secure Principal Program (SM) will not be available for these contracts.

For contracts issued prior to December 30, 2002, new purchase payments may not be allocated to the 5 and 7-year fixed account investment options.

                          SUPPLEMENT DATED MAY 1, 2003

            ANNUITY SERVICE OFFICE                            MAILING ADDRESS
        500 Boylston Street, Suite 400                     Post Office Box 55066
       Boston, Massachusetts 02116-3739              Boston, Massachusetts 02205-8226
       (617) 663-3000 or (800) 493-8075                     www.manulifeusa.com


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."

         Contract values and annuity benefit payments are based upon forty-four investment options. Thirty-nine options are variable and five are fixed account options.

      - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts offered as investment options through this Prospectus.

      - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of these Portfolios with this Prospectus.

      - SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      -  Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 493-8075.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS



General Information and History...............................................     3
Performance Data..............................................................     3
Services
     Independent Auditors.....................................................    31
     Servicing Agent..........................................................    31
     Principal Underwriter....................................................    31
APPENDIX A - PERFORMANCE DATA - WEALTHMARK PORTFOLIOS.........................     3
APPENDIX B - PERFORMANCE DATA - VENTURE PORTFOLIOS............................     3
Audited Financial Statements..................................................    31



                      The date of this Prospectus is May 1, 2003.




Wealthmark Pros   5/2003

                                TABLE OF CONTENTS



SUMMARY ........................................................................      4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS ..........     11
   The Manufacturers Life Insurance Company (U.S.A.) ...........................     11
   The Variable Account ........................................................     11
   The Portfolios ..............................................................     12
DESCRIPTION OF THE CONTRACT ....................................................     15
   ELIGIBLE GROUPS .............................................................     15
   ACCUMULATION PERIOD PROVISIONS ..............................................     16
   Purchase Payments ...........................................................     16
   Accumulation Units ..........................................................     16
   Value of Accumulation Units .................................................     17
   Net Investment Factor .......................................................     17
   Transfers Among Investment Options ..........................................     17
   Maximum Number of Investment Options ........................................     18
   Telephone Transactions ......................................................     18
   Special Transfer Services - Dollar Cost Averaging ...........................     18
   Asset Rebalancing Program ...................................................     18
   Withdrawals .................................................................     19
   Special Withdrawal Services - The Income Plan ...............................     20
   Death Benefit During Accumulation Period ....................................     20
   PAY-OUT PERIOD PROVISIONS ...................................................     23
   General .....................................................................     23
   Annuity Options .............................................................     23
   Determination of Amount of the First Variable
   Annuity Payment .............................................................     24
   Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ......................................     24
   Transfers During Pay-out Period .............................................     25
   Death Benefit During Pay-out Period .........................................     25
   OTHER CONTRACT PROVISIONS ...................................................     25
   Ten Day Right to Review .....................................................     25
   Ownership ...................................................................     25
   Annuitant ...................................................................     26
   Beneficiary .................................................................     26
   Modification ................................................................     26
   Our Approval ................................................................     26
   Discontinuance of New Owners ................................................     26
   Misstatement and Proof of Age, Sex or Survival ..............................     26
   FIXED ACCOUNT INVESTMENT OPTIONS ............................................     27
   OPTIONAL BENEFITS ...........................................................     29
   Guaranteed Retirement Income Benefit II .....................................     29
   Enhanced Earnings Death Benefit Rider .......................................     32
CHARGES AND DEDUCTIONS .........................................................     33
   Withdrawal Charges ..........................................................     34
   Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home     35
   Reduction or Elimination of Withdrawal Charge ...............................     35
   Administration Fees .........................................................     36
   Reduction or Elimination of Annual Administration
   Fee .........................................................................     36
   Mortality and Expense Risks Charge ..........................................     37
   Taxes .......................................................................     37
   Expenses of Distributing the Contract .......................................     37
FEDERAL TAX MATTERS ............................................................     38
   INTRODUCTION ................................................................     38
   OUR TAX STATUS ..............................................................     38
   TAXATION OF ANNUITIES IN GENERAL ............................................     38
   Tax Deferral During Accumulation Period .....................................     38
   Taxation of Partial and Full Withdrawals ....................................     40
   Taxation of Annuity Benefit Payments ........................................     40
   Taxation of Death Benefit Proceeds ..........................................     40
   Penalty Tax on Premature Distributions ......................................     41
   Aggregation of Contracts ....................................................     41
   QUALIFIED RETIREMENT PLANS ..................................................     42
   Direct Rollovers ............................................................     43
   Loans .......................................................................     43
FEDERAL INCOME TAX WITHHOLDING .................................................     44
GENERAL MATTERS ................................................................     44
   Performance Data ............................................................     44
   Asset Allocation and Timing Services ........................................     44
   Restrictions Under the Texas Optional
     Retirement Program ........................................................     45
   Distribution of Contracts ...................................................     45
   Contract Owner Inquires .....................................................     45
   Legal Proceedings ...........................................................     45
   Cancellation of Contract ....................................................     45
   Voting Interest .............................................................     46
   Reinsurance Arrangements ....................................................     46
APPENDIX A: SPECIAL TERMS ......................................................    A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .......................    B-1
APPENDIX C: STATE PREMIUM TAXES ................................................    C-1
APPENDIX D: PENNSYLVANIA MAXIMUM MATURITY AGE ..................................    D-1
APPENDIX E: QUALIFIED PLAN TYPES ...............................................    E-1
APPENDIX F: UNIT VALUE .........................................................    F-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, thirty-nine Variable Account investment options are offered through this product. Each Variable Account investment options is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the fund prospectuses accompanying this prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



      Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options (except as noted below) and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS


      Guaranteed Retirement Income Benefit II. The Guaranteed Retirement Income Benefit II ("GRIB II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB II. If GRIB II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIB II, we will pay the monthly annuity payment available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB II is not available in all states, and is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available.



      Guaranteed Retirement Income Benefit III. The Guaranteed Retirement Income Benefit III ("GRIB III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB III. If GRIB III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIB III, we will pay the monthly annuity payment available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB III is available for new applications received on or after May 5, 2003, subject to state approval. GRIB III is not available in all states.


      Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider ("EER") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER subject to a maximum amount. The EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For EER we impose an annual fee of 0.20% of the average account value. EER is not available in all states.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement benefits.


TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risks charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit programs prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectuses of the Portfolio.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments):

      NUMBER OF COMPLETE YEARS             WITHDRAWAL CHARGE
    PURCHASE PAYMENT IN CONTRACT               PERCENTAGE
                 0                                 6%
                 1                                 6%
                 2                                 5%
                 3                                 5%
                 4                                 4%
                 5                                 3%
                 6                                 2%
                  7+                               0%

ANNUAL CONTRACT FEE .....................................   $30(1)

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fee ..........................................     1.25%
Administration fee - asset based .........................................     0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES ...................................     1.40%

Optional EER Fee .........................................................     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH EER FEE ......................     1.60%

Optional GRIB II Fee (as a percentage of the GRIB II Income Base).........     0.45%(2)
OPTIONAL GRIB III FEE (AS A PERCENTAGE OF THE GRIB III INCOME BASE).......     0.50%(3)

(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

(2) If GRIB II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME BENEFIT II").

(3) GRIB III is not available for applications received on prior to May 5, 2003. in state where GRIB III is approved. If GRIB III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME BENEFIT III").



Total Annual Portfolio Operating Expenses



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



Total Annual Portfolio Operating Expenses           Minimum     Maximum

(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                 ______%     ______%




Example A



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


      The Example of Expenses below is shown with the optional EER Fee and the optional GRIB II Fee reflected (a growth factor of 6% is assumed in calculating the GRIB II Fee).


      If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and (b) all Portfolio portfolio expense reimbursements remain in effect for the time periods illustrated:



For Contracts that invest in Series I Shares of the Trust



 1 Year           3 Years           5 Years           10 Years
$---               $---               $---              $---

For Contracts that invest in Series II Shares of the Trust


 1 Year           3 Years           5 Years           10 Years
$---               $---               $---              $---


      If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and
(b) all Portfolio expense reimbursements remain in effect for the time periods illustrated:


For Contracts that invest in Series I Shares of the Trust



 1 Year           3 Years           5 Years           10 Years
$---               $---               $---              $---



For Contracts that invest in Series II Shares of the Trust



 1 Year           3 Years           5 Years           10 Years
$---               $---               $---              $---



      For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions . Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.







LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

      Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


       GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

===================
We are an indirect
subsidiary of MFC.
===================

      We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16


      AA+ Fitch



      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

============================
The Variable Account is one
of our separate accounts
that invests the contract
values you allocate to it
in the Portfolio(s) you
select.
============================

      The Variable Account was established on August 24, 1984 as Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all Manulife North America's assets including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocation among the investment options.

      The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

      The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

      The Variable Account currently has thirty-nine sub-accounts that are offered through this prospectus. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

============================
The Portfolios are mutual
funds in which the Variable
Account invests.
============================

THE PORTFOLIOS

      The Separate Account currently invests in the shares of the following open-end management investment companies:

         The Alger American Fund
         Credit Suisse Trust
         Dreyfus Investment Portfolios
         The Dreyfus Socially Responsible Growth Fund, Inc.
         INVESCO Variable Investment Funds, Inc.
         Scudder Variable Series I
         Scudder Variable Series II

      The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.


      The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


      The Portfolios are summarized below:

THE ALGER AMERICAN FUND (CLASS S SHARES)

      Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

      Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

CREDIT SUISSE TRUST

      Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

      Credit Suisse Trust Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

      Dreyfus I.P. MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

      Dreyfus Socially Responsible Growth Fund Inc. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

      INVESCO VIF-Utilities Fund Portfolio seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

SCUDDER VARIABLE SERIES I (CLASS B SHARES)

      Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

      Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

      Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

      Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (CLASS B SHARES)

      Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

      Scudder Blue Chip Portfolio seeks growth of capital and income.

      Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

      Scudder Global Blue Chip Portfolio seeks long-term capital growth.

      Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

      Scudder Growth Portfolio seeks maximum appreciation of capital.

      Scudder High Income Portfolio (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

      Scudder International Select Equity Portfolio seeks capital appreciation.

      Scudder Investment Grade Bond Portfolio seeks high current income.

      Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

      Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

      Scudder Technology Growth Portfolio seeks growth of capital.

      Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

      SVS Davis Venture Value Portfolio seeks growth of capital.

      SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

      SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

      SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

      SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

      SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

      SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

      SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

      SVS Janus Growth and Income Portfolio seeks long-term capital growth and current income.

      SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

      SVS MFS Strategic Value Portfolio seeks capital appreciation.

      SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

      SVS Turner MidCap Growth Portfolio seeks capital appreciation.

      The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

        *"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

      Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

      Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

      The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

      INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

      Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

      A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio, is contained in the prospectuses which we provided you along with this Prospectus. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

      If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

============================
You instruct us how to vote
shares.
============================

      Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

      During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract, see "Voting Interest" in this prospectus.


                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

      The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter of the contracts.

      An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

============================
Initial purchase payments
usually must be at least
$5,000, subsequent ones at
least $30, and total
payments no more than $1
million (without our
approval).
============================

      Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

      If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

      You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).


      Secure Your Future Program (SM). In addition, you have the option to participate in our Secure Your Future Program (SM). Under the Secure Your Future Program (SM) the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Secure Your Future Program sm and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.




ACCUMULATION UNITS

==================================
The value of an investment account
is measured in "accumulation
units," which vary in value with
the performance of the underlying
Portfolio.
==================================

      During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

      Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

      The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

      -     Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

==================================
Amounts invested may be
transferred among investment
options.
==================================

TRANSFERS AMONG INVESTMENT OPTIONS

      During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

      Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

      Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


      There is no limit on the number of investment options to which you may allocate purchase payments.


==================================
Telephone transfers and
withdrawals are permitted.
==================================

TELEPHONE TRANSACTIONS

      You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

==================================
Dollar Cost Averaging and Asset
Rebalancing programs are
available.
==================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

      We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM


      We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


      Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

==================================
You may withdraw all or a portion
of your contract value, but may
incur withdrawal charges and tax
liability as a result.
==================================


      During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

      When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

      There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

      The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX E - "QUALIFIED PLAN TYPES").

==================================
Systematic "Income Plan"
withdrawals are available.
==================================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

      We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

==================================
If you die during the accumulation
period, your beneficiary will
receive a death benefit that might
exceed your contract value.
==================================

      IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix E "Qualified Plan Types").

      AMOUNT OF DEATH BENEFIT.





      If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


      A. The following death benefit generally applies to contracts issued in Puerto Rico:


      If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

      During the first contract year, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      During any subsequent contract year, the death benefit will be the greater of:

            -     the contract value or

            - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

      If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

            -     the contract value or

            - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

      If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value.


For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



            (i)   is equal to the Death Benefit prior to the withdrawal and



            (ii) is equal to the amount of the withdrawal divided by the contract value prior to the partial withdrawal.

      For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.



      The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

      PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

      The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

      - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - If any contract owner dies withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option).

      If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

      A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

      Death benefits will be paid within seven calendar days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

      In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

============================
Annuity benefit payments may
be paid in several ways.
============================

      You or your beneficiary may elect to have any amounts that we are obligated to pay on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

      Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary.(See Appendix D: for contracts issued in Pennsylvania) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

      You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

      Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts including contracts used in connection with IRAs.

      Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

      The following annuity options are guaranteed in the contract.

      OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

      In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

      The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

      The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

      Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

      The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

      A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

============================
Some transfers are permitted
during the pay-out period,
but subject to a few more
limitations than during the
accumulation period.
============================

      Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

      If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

============================
You have a ten-day right to
cancel your contract.
============================

TEN DAY RIGHT TO REVIEW

      You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

      No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under

Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

============================
You are entitled to exercise
all rights under your
contract.
============================

      The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

============================
The "annuitant" is either
you or someone you
designate.
============================

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

============================
The "beneficiary" is the
person you designate to
receive the death benefit
if you die.
============================

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

       We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

       In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

 (Not Available in the State of Washington)

============================
The fixed account investment
options are not securities.
============================

      SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

      GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

============================
Fixed account investment
options guarantee interest
of at least 3%.
============================


      INVESTMENT OPTIONS. There are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.



      Oregon. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in any fixed account investment option after the fifth contract year.

      Florida, Maryland and Oregon. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account are offered; the three, five and seven year investment accounts are not available. In the State of Washington, the fixed investments accounts are not available.



      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

      If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

============================
A market value charge may
apply to certain
transactions.
============================

      MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

      The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

      A -   The guaranteed interest rate on the investment account.

      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

      The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

      We make no market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

============================
Withdrawals and some
transfers from fixed account
investment options are
permitted during the
accumulation period.
============================

      TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.


      Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


      WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

      If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

      Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see APPENDIX E - "QUALIFIED PLAN TYPES"

      LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plans - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

      FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

      GUARANTEED RETIREMENT INCOME BENEFIT II. Contracts may be issued with an optional Guaranteed Retirement Income Benefit II ("GRIB II") if you elect GRIB II and if GRIB II is available for sale in the state where the contract is sold. GRIB II is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.

      GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB II. If GRIB II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB II, we will pay the monthly annuity payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

      Income Base The Income Base upon which the amount of GRIB II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

      Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

      The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

      Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

      - An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

      - We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

      EXERCISE OF GRIB II

      Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

      1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

      2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

      Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

      OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.


      For contracts issued on and after May 5, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:



      Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


      The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

      The use of GRIB II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB II.

      Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.

      In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

      When you exercise GRIB II, actual income will be based on the greater of
(i) your GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


      Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


  Contract
 Anniversary                                                     Annual
 at Exercise    Account                    Annual Income         Income
                                        ---------------------
 of GRIB II      Value    Income Base   Current    Guaranteed   Provided
 ----------      -----    -----------   -------    ----------   --------
     10         $90,000   $179,085      $8,651      $12,013     $12,013
     15         $105,000  $239,656     $11,088      $18,406     $18,406
     20         $120,000  $320,714     $13,824      $27,979     $27,979


EXAMPLE 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


  Contract
 Anniversary                                                     Annual
 at Exercise    Account                    Annual Income         Income
                                        ---------------------
 of GRIB II      Value    Income Base   Current    Guaranteed   Provided
 ----------      -----    -----------   -------    ----------   --------
     10         $90,000   $179,085      $7,063      $ 9,284     $ 9,284
     15         $105,000  $239,656      $8,681      $13,574     $13,574
     20         $120,000  $320,714     $10,253      $19,358     $19,358



Example 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain

  Contract
 Anniversary                                                     Annual
 at Exercise    Account                    Annual Income         Income
                                        ---------------------
 of GRIB II      Value    Income Base   Current    Guaranteed   Provided
 ----------      -----    -----------   -------    ----------   --------
     10         $90,000    $179,085      $7,333      $9,606      $9,606
     15        $105,000    $239,656      $9,475      $14,782     $14,782
     20        $120,000    $320,714     $12,154      $23,091     $23,091


      TERMINATION OF GRIB II

      GRIB II will terminate upon the earliest to occur of:

      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      (b)   the termination of the contract for any reason; or

      (c)   the exercise of GRIB II.

      THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

      GRIB II FEE. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

      If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity payments will be treated as a full withdrawal

                                       ***

      GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.



      Guaranteed Retirement Income Benefit III. Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Benefit III ("GRIB III") if you elect GRIB III and if GRIB III is available for sale in the state where the contract is sold. GRIB II is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available. Election of GRIB III may only be made at issue, is irrevocable, and GRIB III may only be terminated as described below.



      GRIB III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB III. If GRIB III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB III, we will pay the monthly annuity payments available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



      Income Base The Income Base upon which the amount of GRIB III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



      Growth Factor Income Base. The Growth Factor Income Base is equal to (a) less (b), where:



      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



      An Income Base reduction reduces the Growth Factor Income Base by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



      In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.



      The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



      Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



      An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In determining the Income Base:



      - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB III.



      - We reserve the right to reduce the Income Base by any premium taxes that may apply.





      The Income Base is used solely for purposes of calculating the GRIB III monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



      Exercise of GRIB III



      Conditions of Exercise. GRIB III may be exercised subject to the following conditions:



      1. GRIB III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      2. GRIB III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

      Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



      Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



      Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.



      The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



      The use of GRIB III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB III.



      Hence, you should consider that since (a) GRIB III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB III after your required beginning date under a qualified plan, you should consider whether GRIB III is appropriate for your circumstances. Please consult your advisor.



      In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



      When you exercise GRIB III, actual income will be based on the greater of
(i) your GRIB III Income Base at guaranteed annuity purchase rates (as stated in the GRIB III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



      Illustrated below are the income amounts provided by GRIB III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB III Income Base at guaranteed annuity purchase rates (as stated in the GRIB III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

  Contract
 Anniversary                                                     Annual
 at Exercise    Account                    Annual Income         Income
                                        ---------------------
 of GRIB III     Value    Income Base   Current    Guaranteed   Provided
 -----------     -----    -----------   -------    ----------   --------
       10         $90,000   $162,889     $8,651      $9,676      $9,676
       15         $105,000  $207,893    $11,088      $14,095     $14,095
       20         $120,000  $265,330    $13,824      $20,059     $20,059


Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain


  Contract
 Anniversary                                                     Annual
 at Exercise    Account                    Annual Income         Income
                                        ---------------------
 of GRIB III     Value    Income Base   Current    Guaranteed   Provided
 -----------     -----    -----------   -------    ----------   --------
       10         $90,000   $162,889     $7,333      $7,975      $7,975
       15         $105,000  $207,893     $9,475      $11,501     $11,501
       20         $120,000  $265,330    $12,154      $16,429     $16,429



      Termination of GRIB III



      GRIB III will terminate upon the earliest to occur of:



      (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



      (b)   the termination of the contract for any reason; or



      (c)   the exercise of GRIB III.



      The election of GRIB III on a contract may not always be in your interest since an additional fee is imposed for this benefit.



      GRIB III Fee. The risk assumed by us associated with GRIB III is that annuity benefits payable under GRIB III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB III fee (the "GRIB III Fee"). On or before the maturity date, the GRIB III Fee is deducted on each contract anniversary. The amount of the GRIB III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIB III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



      If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB III Fee will not be deducted during the annuity period. For purposes of determining the GRIB III Fee, the commencement of annuity payments will be treated as a full withdrawal .


                                       ***


      GRIB III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIB III should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIB III benefit.


      ENHANCED EARNINGS DEATH BENEFIT RIDER. Contracts may be issued with an Enhanced Earnings Death Benefit Rider Rider ("EER") if you elect EER and if EER is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of

EER may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for EER of 0.20%.

      Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% for if the oldest owner is 70 or older at issue. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

      If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

      The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the EER benefit prior to the withdrawal and

      (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

      If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the EER benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.

TERMINATION OF EER

      EER will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the EER benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including
EER) as the new owner.

      THE ELECTION OF EER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

EER FEE

      The annual fee for EER is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

      If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX E to the prospectus). Please consult your tax advisor.


                             CHARGES AND DEDUCTIONS

      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the GRIB II and GRIB III Rider Fees, see "Guaranteed Retirement Income Benefit II" and "Guaranteed Retirement Income Benefit III" above.


WITHDRAWAL CHARGES

      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

      Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL amount" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

      Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

      If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

      Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

               NUMBER OF COMPLETE YEARS
                 PURCHASE PAYMENT IN       WITHDRAWAL CHARGE
                       CONTRACT               PERCENTAGE
                       --------               ----------
                          0                       6%
                          1                       6%
                          2                       5%
                          3                       5%
                          4                       4%
                          5                       3%
                          6                       2%
                          7+                      0%

      The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


      For contracts issued on and after April 1, 2003, upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.


      The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

      There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

      The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

      For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

WAIVER OF APPLICABLE WITHDRAWAL CHARGE - CONFINEMENT TO ELIGIBLE NURSING HOME

   In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

   (a) the owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any annuitant unless the owner is a non-natural person;

   (b) the confinement began at least one year after the contract date;

   (c) confinement was prescribed by an "physician";

   (d) both the owner and the annuitant are alive as of the date we pay the proceeds of such total withdrawal;

   (e) the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

      An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

      A "Physician" is a person other than you, the annuitants(s) or a member of your or the annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

      "Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the owner was released from the "Eligible Nursing Home."

      The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your contract. Withdrawals may be taxable and if made prior to age 59 -1/2 may be subject to a 10% penalty. See "Federal Tax Matters."

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

      The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

      - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

      - Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

      If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Portfolios or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

==============================
We deduct asset-based charges
totaling 1.40% on an annual
basis for administration and
mortality and expense risks.
==============================

      Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the pay-out period, the fee is deducted on a pro-rata basis from each annuity payment.

      A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

      The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

      1. The size and type of group to which administrative services are to be provided will be considered.

      2. The total amount of purchase payments to be received will be considered.

      3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

      If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Portfolios or any of our or their affiliates.

MORTALITY AND EXPENSE RISKS CHARGE

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

==============================
We will charge you for state
premium taxes to the extent we
incur them and reserve the
right to charge you for new
taxes we may incur.
==============================

TAXES

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      -     commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

      Manulife Financial Securities, LLC ("Manulife Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.50% of purchase payments plus 1.00% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

      This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

==============================
Gains inside the contract are
usually tax-deferred until you
make a withdrawal, the
annuitant starts receiving
annuity benefit payments, or
the beneficiary receives a
death benefit payment.
==============================

TAX DEFERRAL DURING ACCUMULATION PERIOD

      Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

      Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

      Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

==============================
A portion of each annuity
payment is usually taxable as
ordinary income.
==============================

TAXATION OF ANNUITY BENEFIT PAYMENTS

      Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

      - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

      During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

==============================
Withdrawals and annuity
benefit payments prior to age
59-1/2 may incur a 10% IRS
penalty tax.
==============================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

      There is a 10% IRS penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

      In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

==============================
Special tax provisions apply
to qualified plans. Consult
your tax advisor prior to
using the contract with a
qualified plan.
==============================

QUALIFIED RETIREMENT PLANS

      The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

      If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


      In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB II GRIB III in connection with certain qualified plans, including IRAs. They also affect the restrictions that you may impose on the timing and manner of payment of death benefits to the your designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than R IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


      There is also a 10% IRS penalty tax on the taxable amount of any distribution from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any distribution received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a distribution:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," (iii) and hardship withdrawals.

      Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

==============================
Some qualified contracts have
a loan feature.
==============================

      A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

      Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

==============================
We may be required to withhold
amounts from some
distributions for Federal
income taxes.
==============================

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                                 GENERAL MATTERS

==============================
We may advertise our
investment performance.
==============================

PERFORMANCE DATA

      Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

      Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

      We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,

      -     retirement,

      -     death, or

      -     the participant's attainment of age 70-1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

==============================
We pay broker-dealers to sell
the contracts.
==============================

DISTRIBUTION OF CONTRACTS

      Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

      We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

      We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

      As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


      We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement benefits.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55066, Boston Massachusetts 02205-8226.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)   A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)   Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to to dollar amount.

GENERAL ACCOUNT - All the assets of the Company other than assets in separate accounts.

GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT - An account established by the Company which represents a contract owners interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE - The value of the contract owner's investment in an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and generally the first day of the month following the later of the annuitants 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is a specified in the contract or certificate specifications page, unless changed.

PAY-OUT PERIOD - Is the time period during which annuity benefit payments are made to the annuitant.

PORTFOLIO - Mutual funds in which the Variable Account invests, or of any successor mutual funds.

PURCHASE PAYMENT - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 or the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one Valuation Date to the next measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - The Variable Account is another name for a Separate Account of the Company.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                                  FREE
CONTRACT      HYPOTHETICAL     WITHDRAWAL      PAYMENTS        WITHDRAWAL CHARGE
                                                               -----------------
  YEAR       CONTRACT VALUE      AMOUNT       LIQUIDATED     PERCENT       AMOUNT
  ----       --------------      ------       ----------     -------       ------
   2             55,000           5,000(a)        50,000       6%           3,000
   4             50,500           5,000(b)        45,500       5%           2,275
   6             60,000          10,000(c)        50,000       3%           1,500
   7             35,000           5,000(d)        45,000       2%            900
   8             70,000          20,000(e)        50,000       0%             0


(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 105 of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).


(d) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to contracts issued on or after April 1, 2003. For contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total payments or the contract value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(e) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.


EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                    PARTIAL           FREE
 HYPOTHETICAL     WITHDRAWAL       WITHDRAWAL         PAYMENTS      WITHDRAWAL CHARGE
                                                                    -----------------
CONTRACT VALUE     REQUESTED         AMOUNT          LIQUIDATED   PERCENT        AMOUNT
--------------     ---------         ------          ----------   -------        ------
    65,000           2,000          15,000(a)               0       5%             0
    49,000           5,000           3,000(b)           2,000       5%            100
    52,000           7,000           4,000(c)           3,000       5%            150
    44,000           8,000               0(d)           8,000       5%            400

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is 43,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                               STATE PREMIUM TAXES

      Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                  TAX RATE
                                  --------
STATE             QUALIFIED CONTRACTS    NON-QUALIFIED CONTRACTS
-----             -------------------    -----------------------
California              0.50%                    2.35%
Maine                   0.00%                    2.00%
Nevada                  0.00%                    3.50%
Puerto Rico             1.00%                    1.00%
South Dakota*           0.00%                    1.25%
West Virginia           1.00%                    1.00%
Wyoming                 0.00%                    1.00%

*Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX D

                        PENNSYLVANIA MAXIMUM MATURITY AGE

      For all certificates issued in Pennsylvania, the maximum maturity age, based upon the issue age of the annuitant, is as follows:

 ISSUE AGE           MAXIMUM MATURITY AGE
 ---------           --------------------
70 or less                    85
   71-75                      86
   76-80                      88
   81-85                      90
   86-90                      93
   91-93                      96
   94-95                      98
   96-97                      99
   98-99                     101
  100-101                    102
    102                      103
    103                      104
    104                      105
    105                      106

It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example, an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

If certificates are issued with annuitants over the age of 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX E

                              QUALIFIED PLAN TYPES

      Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

      Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

      IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

      Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

      SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

      Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

      Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

      In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2 . Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

      As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

      Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

      Corporate and self employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable non-discrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advise.

      Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

      Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

      Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. The contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the contract.

                                     PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY(U.S.A.)


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


       The date of this Statement of Additional Information is ____, 2003




                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029



SAI 5/2003

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History..............................................  3

Performance Data.............................................................  3

Services

     Independent Auditors.................................................... 31

     Servicing Agent......................................................... 31

     Principal Underwriter................................................... 31

Appendix A - Performance Data - Wealthmark Portfolios........................  3

Appendix B - Performance Data - Venture Portfolios...........................  3

Appendix C - Performance Data - American Insurance Funds.....................
Audited Financial Statements................................................. 31

                         GENERAL INFORMATION AND HISTORY

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H ("VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE U.S.A."). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. Our principal office is located at 38500 Woodward Avenue, Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife U.S.A. As a result of this merger, Manulife U.S.A. became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

      Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

      Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

      -     redemption at the end of the time period, and

      -     no redemption at the end of the time period.

Standardized figures include total return figures from:

      - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

      -     ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

      -     inception date of the portfolio, or

      -     ten years, whichever period is shorter.

      Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

      In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

      For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio, adjusted to reflect current contract charges.



      Performance information is set forth in Appendices A, B and C.



                                    * * * * *



      In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Company may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Company may also include in its advertising and sales literature specific information on each of the Portfolio's advisers, including but not limited to, research capabilities of a n adviser, assets under management, information relating to other clients of a adviser, and other generalized information.

                                    SERVICES



INDEPENDENT AUDITORS



      The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of Separate Account H of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and for the one year period ended December 31, 2001 and the financial statements of Separate Account A of The Manufacturers Life Insurance Company of North America at December 31, 2001, and for the one year period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



SERVICING AGENT



      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



      -     daily updates on:



            -     accumulation unit values,



            -     variable annuity participants and transactions,



            -     agent production and commissions;



      -     semimonthly commission statements;



      -     monthly summaries of agent production and daily transaction reports;



      -     semiannual statements for contract owners;



      -     and annual contract owner tax reports.



We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.



Principal Underwriter



      Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2002, 2001, 2000 and 1999 were $______, $202,486,965 and $251,409,183, respectively. MSS did not retain any of these amounts during such periods.

                       APPENDIX A - WEALTHMARK PORTFOLIOS



                              WEALTHMARK PORTFOLIOS
               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL EER AND GRIB II FEES)



                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


--------------

A Inception date of the sub-account of the Variable Account which invests in the portfolio.



B     10 year average annual return




                              WEALTHMARK PORTFOLIOS
             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL EER AND GRIB II FEES)



                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


-------------


A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

B     10 year average annual return




                              WEALTHMARK PORTFOLIOS
             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL EER AND GRIB II FEES)




                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


-------------


A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



B     10 year average annual return




                             WEALTHMARK PORTFOLIOS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL EER AND GRIB II FEES)



                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


-------------


A Inception date of the sub-account of the Variable Account which invests in the portfolio.



B     10 year average annual return




                              WEALTHMARK PORTFOLIOS
             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL EER AND GRIB II FEES)



                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio

                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


-------------


A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



B     10 year average annual return




                             WEALTHMARK PORTFOLIOS
             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL EER AND GRIB II FEES)



                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Balanced Portfolio


                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
Alger American Leveraged AllCap Portfolio
Credit SuisseTrust-Emerging Markets Portfolio
Credit Suisse Trust-Global Post-Venture
  Capital Portfolio
Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
INVESCO VIF-Utilities Fund Portfolio
Scudder 21st Century Growth Portfolio
Scudder Capital Growth Portfolio
Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Contrarian Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government Securities Portfolio
Scudder Growth Portfolio
Scudder High Income Portfolio
Scudder International Select Equity Portfolio
Scudder Investment Grade Bond Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio
SVS Eagle Focused Large Cap Growth Portfolio
SVS Focus Value + Growth Portfolio


                                                                          SINCE
                                                                       INCEPTION OR
                                                                        10 YEARS
                                                                       WHICHEVER IS    INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR     SHORTER         DATE
---------                                          ------     ------     -------         ----
SVS Index 500 Portfolio
SVS INVESCO Dynamic Growth Portfolio
SVS Janus Growth And Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner Mid-Cap Growth Portfolio


-------------


A Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



B     10 year average annual return

                         APPENDIX B - VENTURE PORTFOLIOS



              STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -49.48%            N/A                -53.01%            05/01/00
Pacific Rim Emerging Markets                  -23.98%            N/A                -10.62%            01/01/97
Telecommunications                              N/A              N/A                -40.37%            04/30/01
Science & Technology                          -45.00%            N/A                 1.95%             01/01/97
International Small Cap                       -35.59%           -1.81%              -0.10%             03/04/96
Health Sciences                                 N/A              N/A                 1.42%             04/30/01
Aggressive Growth                             -30.84%            N/A                -1.05%             01/01/97
Emerging Small Company                        -27.38%            N/A                 6.69%             01/01/97
Small Company Blend                            -8.90%            N/A                -2.83%             05/03/99
Dynamic Growth                                -44.06%            N/A                -46.20%            05/01/00
Mid Cap Growth                                  N/A              N/A                -21.45%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -20.56%            04/30/01
Mid Cap Stock                                 -16.95%            N/A                -8.37%             05/03/99
All Cap Growth                                -28.80%           5.62%                5.96%             03/04/96
Financial Services                              N/A              N/A                -12.78%            04/30/01
Overseas                                      -26.32%           -2.69%               0.57%             01/09/95
International Stock                           -26.73%            N/A                -2.12%             01/01/97
International Value                           -16.00%            N/A                -7.86%             05/03/99
Capital Appreciation                          -23.83%            N/A                -29.36%            11/01/00
Strategic Opportunities                       -20.90%           3.55%                9.40%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -23.46%            04/30/01
Global Equity                                 -21.68%           3.56%                6.44%             03/18/88
Strategic Growth                                N/A              N/A                -17.35%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Growth                                        -26.57%           1.82%                3.64%             07/15/96

Large Cap Growth                              -23.27%           2.40%                5.97%             08/03/89
All Cap Value                                   N/A              N/A                -5.49%             04/30/01
Capital Opportunities                           N/A              N/A                -19.74%            04/30/01
Quantitative Equity                           -28.04%            N/A                 8.44%             01/01/97
Blue Chip Growth                              -20.30%           7.95%                8.29%             12/11/92
Utilities                                       N/A              N/A                -29.82%            04/30/01
Real Estate Securities                         -3.84%            N/A                 1.63%             01/01/97
Small Company Value                            -0.70%            N/A                 0.11%             10/01/97
Mid Cap Value                                   N/A              N/A                -1.94%             04/30/01
Value                                          -3.59%            N/A                 6.33%             01/01/97
Tactical Allocation                           -19.17%            N/A                -14.16%            05/01/00
Fundamental Value                               N/A              N/A                -12.06%            04/30/01
Growth & Income                               -17.22%           8.34%               10.90%             04/23/91
U.S. Large Cap Value                           -9.12%            N/A                -2.09%             05/03/99
Equity-Income                                  -5.57%           8.74%               10.86%             02/19/93
Income & Value                                 -5.85%           6.80%                7.55%             08/03/89
Balanced                                      -16.21%            N/A                -0.56%             01/01/97
High Yield                                    -11.84%            N/A                -0.71%             01/01/97
Strategic Bond                                 -0.97%           3.36%                5.55%             02/19/93
Global Bond                                    -6.27%           -1.07%               3.87%             03/18/88
Total Return                                   0.91%             N/A                 3.40%             05/03/99
Investment Quality Bond                        0.03%            4.40%                5.09%             06/18/85
Diversified Bond                               -0.19%           5.80%                6.32%             08/03/89
U.S. Government Securities                     -0.24%           4.47%                4.89%             03/18/88
Money Market                                   -3.44%           2.64%                2.99%             06/18/85
Small Cap Index                                -5.37%            N/A                -7.51%             05/01/00
International Index                           -27.53%            N/A                -22.92%            05/01/00
Mid Cap Index                                  -8.37%            N/A                -1.68%             05/01/00
Total Stock Market Index                      -17.34%            N/A                -16.72%            05/01/00
500 Index                                     -18.23%            N/A                -16.99%            05/01/00

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Aggressive 1000                     -19.44%            N/A                -0.42%             01/07/97

Lifestyle Growth 820                          -15.14%            N/A                 2.25%             01/07/97
Lifestyle Balanced 640                        -11.19%            N/A                 3.59%             01/07/97
Lifestyle Moderate 460                         -7.77%            N/A                 4.62%             01/07/97
Lifestyle Conservative 280                     -3.77%            N/A                 5.29%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.81%            N/A                 9.93%             10/13/97
Merrill Lynch Basic Value Focus - Class B      -3.00%            N/A                 6.68%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -5.55%            N/A                -10.38%            10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

(C) See charts below for Ven 7 and Ven 8 contracts total return figures

            NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -49.48%            N/A                -53.01%            05/01/00
Pacific Rim Emerging Markets                  -23.98%          -10.76%              -5.65%             10/04/94
Telecommunications                              N/A              N/A                -40.37%            04/30/01
Science & Technology                          -45.00%            N/A                 1.95%             01/01/97
International Small Cap                       -35.59%           -1.81%              -0.10%             03/04/96
Health Sciences                                 N/A              N/A                 1.42%             04/30/01
Aggressive Growth                             -30.84%            N/A                -1.05%             01/01/97
Emerging Small Company                        -27.38%            N/A                 6.69%             01/01/97
Small Company Blend                            -8.90%            N/A                -2.83%             05/03/99
Dynamic Growth                                -44.06%            N/A                -46.20%            05/01/00
Mid Cap Growth                                  N/A              N/A                -21.45%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -20.56%            04/30/01
Mid Cap Stock                                 -16.95%            N/A                -8.37%             05/03/99
All Cap Growth                                -28.80%           5.62%                5.96%             03/04/96
Financial Services                              N/A              N/A                -12.78%            04/30/01
Overseas                                      -26.32%           -2.69%               0.57%             01/09/95
International Stock                           -26.73%            N/A                -2.12%             01/01/97
International Value                           -16.00%            N/A                -7.86%             05/03/99
Capital Appreciation                          -23.83%            N/A                -29.36%            11/01/00
Strategic Opportunities                       -20.90%           3.55%                9.40%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -23.46%            04/30/01
Global Equity                                 -21.68%           3.56%                6.44%             03/18/88
Strategic Growth                                N/A              N/A                -17.35%            04/30/01
Growth                                        -26.57%           1.82%                3.64%             07/15/96
Large Cap Growth                              -23.27%           2.40%                5.97%             08/03/89
All Cap Value                                   N/A              N/A                -5.49%             04/30/01
Capital Opportunities                           N/A              N/A                -19.74%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -28.04%           8.30%                9.60%             04/30/87
Blue Chip Growth                              -20.30%           7.95%                8.29%             12/11/92
Utilities                                       N/A              N/A                -29.82%            04/30/01
Real Estate Securities                         -3.84%           1.13%                8.66%             04/30/87
Small Company Value                            -0.70%            N/A                 0.11%             10/01/97
Mid Cap Value                                   N/A              N/A                -1.94%             04/30/01
Value                                          -3.59%            N/A                 6.33%             01/01/97
Tactical Allocation                           -19.17%            N/A                -14.16%            05/01/00
Fundamental Value                               N/A              N/A                -12.06%            04/30/01
Growth & Income                               -17.22%           8.34%               10.90%             04/23/91
U.S. Large Cap Value                           -9.12%            N/A                -2.09%             05/03/99
Equity-Income                                  -5.57%           8.74%               10.86%             02/19/93
Income & Value                                 -5.85%           6.80%                7.55%             08/03/89
Balanced                                      -16.21%            N/A                -0.56%             01/01/97
High Yield                                    -11.84%            N/A                -0.71%             01/01/97
Strategic Bond                                 -0.97%           3.36%                5.55%             02/19/93
Global Bond                                    -6.27%           -1.07%               3.87%             03/18/88
Total Return                                   0.91%             N/A                 3.40%             05/03/99
Investment Quality Bond                        0.03%            4.40%                5.09%             06/18/85
Diversified Bond                               -0.19%           5.80%                6.32%             08/03/89
U.S. Government Securities                     -0.24%           4.47%                4.89%             03/18/88
Money Market                                   -3.44%           2.64%                2.99%             06/18/85
Small Cap Index                                -5.37%            N/A                -7.51%             05/01/00
International Index                           -27.53%            N/A                -22.92%            05/01/00
Mid Cap Index                                  -8.37%            N/A                -1.68%             05/01/00
Total Stock Market Index                      -17.34%            N/A                -16.72%            05/01/00
500 Index                                     -18.23%            N/A                -16.99%            05/01/00
Lifestyle Aggressive 1000                     -19.44%            N/A                -0.42%             01/07/97
Lifestyle Growth 820                          -15.14%            N/A                 2.25%             01/07/97
Lifestyle Balanced 640                        -11.19%            N/A                 3.59%             01/07/97
Lifestyle Moderate 460                         -7.77%            N/A                 4.62%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     -3.77%            N/A                 5.29%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.81%            N/A                 9.93%             10/13/97
Merrill Lynch Basic Value Focus - Class B      -3.00%            N/A                 6.68%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -5.55%            N/A                -10.38%            10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) See charts below for Ven 7 and Ven 8 contracts total return figures.

            NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.85%            N/A                -51.77%            05/01/00
Pacific Rim Emerging Markets                  -19.71%          -10.09%              -5.58%             10/04/94
Telecommunications                              N/A              N/A                -37.16%            04/30/01
Science & Technology                          -42.07%            N/A                 2.71%             01/01/97
International Small Cap                       -32.06%           -1.05%               0.41%             03/04/96
Health Sciences                                 N/A              N/A                 7.31%             04/30/01
Aggressive Growth                             -27.02%            N/A                -0.28%             01/01/97
Emerging Small Company                        -23.33%            N/A                 7.33%             01/01/97
Small Company Blend                            -3.67%            N/A                -1.09%             05/03/99
Dynamic Growth                                -41.08%            N/A                -44.65%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.03%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.08%            04/30/01
Mid Cap Stock                                 -12.24%            N/A                -6.75%             05/03/99
All Cap Growth                                -24.84%           6.29%                6.38%             03/04/96
Financial Services                              N/A              N/A                -7.81%             04/30/01
Overseas                                      -22.20%           -1.93%               0.88%             01/09/95
International Stock                           -22.64%            N/A                -1.36%             01/01/97
International Value                           -11.23%            N/A                -6.23%             05/03/99
Capital Appreciation                          -19.56%            N/A                -25.99%            11/01/00
Strategic Opportunities                       -16.44%           4.28%                9.43%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.17%            04/30/01
Global Equity                                 -17.26%           4.29%                6.47%             03/18/88
Strategic Growth                                N/A              N/A                -12.67%            04/30/01
Growth                                        -22.47%           2.59%                4.14%             07/15/96
Large Cap Growth                              -18.96%           3.15%                6.00%             08/03/89
All Cap Value                                   N/A              N/A                -0.05%             04/30/01
Capital Opportunities                           N/A              N/A                -15.20%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -24.03%           8.91%                9.63%             04/30/87
Blue Chip Growth                              -15.80%           8.56%                8.33%             12/11/92
Utilities                                       N/A              N/A                -25.93%            04/30/01
Real Estate Securities                         1.71%            1.93%                8.69%             04/30/87
Small Company Value                            5.05%             N/A                 1.04%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.74%             04/30/01
Value                                          1.97%             N/A                 6.99%             01/01/97
Tactical Allocation                           -14.60%            N/A                -11.27%            05/01/00
Fundamental Value                               N/A              N/A                -7.04%             04/30/01
Growth & Income                               -12.52%           8.95%               10.93%             04/23/91
U.S. Large Cap Value                           -3.91%            N/A                -0.33%             05/03/99
Equity-Income                                  -0.13%           9.34%               10.90%             02/19/93
Income & Value                                 -0.43%           7.45%                7.59%             08/03/89
Balanced                                      -11.45%            N/A                 0.22%             01/01/97
High Yield                                     -6.80%            N/A                 0.07%             01/01/97
Strategic Bond                                 4.76%            4.10%                5.59%             02/19/93
Global Bond                                    -0.88%           -0.30%               3.91%             03/18/88
Total Return                                   6.77%             N/A                 5.21%             05/03/99
Investment Quality Bond                        5.83%            5.11%                5.13%             06/18/85
Diversified Bond                               5.59%            6.47%                6.36%             08/03/89
U.S. Government Securities                     5.54%            5.18%                4.93%             03/18/88
Money Market                                   2.14%            3.40%                3.03%             06/18/85
Small Cap Index                                0.08%             N/A                -4.35%             05/01/00
International Index                           -23.49%            N/A                -20.39%            05/01/00
Mid Cap Index                                  -3.11%            N/A                 1.71%             05/01/00
Total Stock Market Index                      -12.65%            N/A                -13.93%            05/01/00
500 Index                                     -13.60%            N/A                -14.22%            05/01/00
Lifestyle Aggressive 1000                     -14.88%            N/A                 0.36%             01/07/97
Lifestyle Growth 820                          -10.31%            N/A                 3.02%             01/07/97
Lifestyle Balanced 640                         -6.11%            N/A                 4.33%             01/07/97
Lifestyle Moderate 460                         -2.48%            N/A                 5.33%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     1.78%             N/A                 5.98%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      27.86%            N/A                10.69%             10/13/97
Merrill Lynch Basic Value Focus - Class B      2.60%             N/A                 7.49%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -0.11%            N/A                -9.56%             10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(D) See charts below for Ven 7 and Ven 8 contracts total return figures.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -50.03%            N/A                -39.55%            05/01/00
Pacific Rim Emerging Markets                  -24.58%            N/A                -11.51%            01/01/97
Telecommunications                              N/A              N/A                -40.89%            04/30/01
Science & Technology                          -45.56%            N/A                 1.36%             01/01/97
International Small Cap                       -36.16%           -2.45%              -0.75%             03/04/96
Health Sciences                                 N/A              N/A                 0.85%             04/30/01
Aggressive Growth                             -31.43%            N/A                -1.73%             01/01/97
Emerging Small Company                        -27.97%            N/A                 6.05%             01/01/97
Small Company Blend                            -9.53%            N/A                -3.55%             05/03/99
Dynamic Growth                                -44.62%            N/A                -36.42%            05/01/00
Mid Cap Growth                                  N/A              N/A                -22.00%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -21.10%            04/30/01
Mid Cap Stock                                 -17.57%            N/A                -9.17%             05/03/99
All Cap Growth                                -29.39%           5.00%                5.32%             03/04/96
Financial Services                              N/A              N/A                -13.34%            04/30/01
Overseas                                      -26.91%           -3.37%              -0.11%             01/09/95
International Stock                           -27.32%            N/A                -2.79%             01/01/97
International Value                           -16.62%            N/A                -8.63%             05/03/99
Capital Appreciation                          -24.43%            N/A                -30.35%            11/01/00
Strategic Opportunities                       -21.51%           2.90%                8.81%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -24.00%            04/30/01
Global Equity                                 -22.28%           2.90%                5.79%             03/18/88
Strategic Growth                                N/A              N/A                -17.90%            04/30/01
Growth                                        -27.16%           1.20%                3.01%             07/15/96
Large Cap Growth                              -23.88%           1.76%                5.33%             08/03/89
All Cap Value                                   N/A              N/A                -6.06%             04/30/01
Capital Opportunities                           N/A              N/A                -20.28%            04/30/01
Quantitative Equity                           -28.63%            N/A                 7.85%             01/01/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Blue Chip Growth                              -20.91%           7.34%                7.58%             12/11/92
Utilities                                       N/A              N/A                -30.35%            04/30/01
Real Estate Securities                         -4.48%            N/A                 0.89%             01/01/97
Small Company Value                            -1.35%            N/A                -0.80%             10/01/97
Mid Cap Value                                   N/A              N/A                -2.51%             04/30/01
Value                                          -4.23%            N/A                 5.63%             01/01/97
Tactical Allocation                           -19.78%            N/A                -14.23%            05/01/00
Fundamental Value                               N/A              N/A                -12.62%            04/30/01
Growth & Income                               -17.83%           7.74%               10.31%             04/23/91
U.S. Large Cap Value                           -9.75%            N/A                -2.83%             05/03/99
Equity-Income                                  -6.20%           8.09%               10.25%             02/19/93
Income & Value                                 -6.49%           6.13%                6.89%             08/03/89
Balanced                                      -16.83%            N/A                -1.22%             01/01/97
High Yield                                    -12.46%            N/A                -1.40%             01/01/97
Strategic Bond                                 -1.62%           2.64%                4.84%             02/19/93
Global Bond                                    -6.91%           -1.80%               3.16%             03/18/88
Total Return                                   0.26%             N/A                 2.61%             05/03/99
Investment Quality Bond                        -0.61%           3.68%                4.37%             06/18/85
Diversified Bond                               -0.84%           5.10%                5.62%             08/03/89
U.S. Government Securities                     -0.89%           3.75%                4.16%             03/18/88
Money Market                                   -4.08%           1.91%                2.21%             06/18/85
Small Cap Index                                -6.01%            N/A                -6.64%             05/01/00
International Index                           -28.12%            N/A                -17.51%            05/01/00
Mid Cap Index                                  -9.00%            N/A                -6.67%             05/01/00
Total Stock Market Index                      -17.95%            N/A                -13.32%            05/01/00
500 Index                                     -18.84%            N/A                -13.68%            05/01/00
Lifestyle Aggressive 1000                     -20.04%            N/A                -1.10%             01/07/97
Lifestyle Growth 820                          -15.76%            N/A                 1.56%             01/07/97
Lifestyle Balanced 640                        -11.81%            N/A                 2.90%             01/07/97
Lifestyle Moderate 460                         -8.41%            N/A                 3.93%             01/07/97
Lifestyle Conservative 280                     -4.41%            N/A                 4.59%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.07%            N/A                 8.99%             10/13/97
Merrill Lynch Basic Value Focus - Class B      -3.65%            N/A                 5.84%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -6.19%            N/A                -11.49%            10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
              (REFLECTING THE OPTIONAL GEM AND GRIP II RIDER FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -50.03%            N/A                -39.55%            05/01/00
Pacific Rim Emerging Markets                  -24.58%          -11.64%              -6.66%             10/04/94
Telecommunications                              N/A              N/A                -40.89%            04/30/01
Science & Technology                          -45.56%            N/A                 1.36%             01/01/97
International Small Cap                       -36.16%           -2.45%              -0.75%             03/04/96
Health Sciences                                 N/A              N/A                 0.85%             04/30/01
Aggressive Growth                             -31.43%            N/A                -1.73%             01/01/97
Emerging Small Company                        -27.97%            N/A                 6.05%             01/01/97
Small Company Blend                            -9.53%            N/A                -3.55%             05/03/99
Dynamic Growth                                -44.62%            N/A                -36.42%            05/01/00
Mid Cap Growth                                  N/A              N/A                -22.00%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -21.10%            04/30/01
Mid Cap Stock                                 -17.57%            N/A                -9.17%             05/03/99
All Cap Growth                                -29.39%           5.00%                5.32%             03/04/96
Financial Services                              N/A              N/A                -13.34%            04/30/01
Overseas                                      -26.91%           -3.37%              -0.11%             01/09/95
International Stock                           -27.32%            N/A                -2.79%             01/01/97
International Value                           -16.62%            N/A                -8.63%             05/03/99
Capital Appreciation                          -24.43%            N/A                -30.35%            11/01/00
Strategic Opportunities                       -21.51%           2.90%                8.81%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -24.00%            04/30/01
Global Equity                                 -22.28%           2.90%                5.79%             03/18/88
Strategic Growth                                N/A              N/A                -17.90%            04/30/01
Growth                                        -27.16%           1.20%                3.01%             07/15/96
Large Cap Growth                              -23.88%           1.76%                5.33%             08/03/89
All Cap Value                                   N/A              N/A                -6.06%             04/30/01
Capital Opportunities                           N/A              N/A                -20.28%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -28.63%           7.71%                8.92%             04/30/87
Blue Chip Growth                              -20.91%           7.34%                7.58%             12/11/92
Utilities                                       N/A              N/A                -30.35%            04/30/01
Real Estate Securities                         -4.48%           0.39%                7.99%             04/30/87
Small Company Value                            -1.35%            N/A                -0.80%             10/01/97
Mid Cap Value                                   N/A              N/A                -2.51%             04/30/01
Value                                          -4.23%            N/A                 5.63%             01/01/97
Tactical Allocation                           -19.78%            N/A                -14.23%            05/01/00
Fundamental Value                               N/A              N/A                -12.62%            04/30/01
Growth & Income                               -17.83%           7.74%               10.31%             04/23/91
U.S. Large Cap Value                           -9.75%            N/A                -2.83%             05/03/99
Equity-Income                                  -6.20%           8.09%               10.25%             02/19/93
Income & Value                                 -6.49%           6.13%                6.89%             08/03/89
Balanced                                      -16.83%            N/A                -1.22%             01/01/97
High Yield                                    -12.46%            N/A                -1.40%             01/01/97
Strategic Bond                                 -1.62%           2.64%                4.84%             02/19/93
Global Bond                                    -6.91%           -1.80%               3.16%             03/18/88
Total Return                                   0.26%             N/A                 2.61%             05/03/99
Investment Quality Bond                        -0.61%           3.68%                4.37%             06/18/85
Diversified Bond                               -0.84%           5.10%                5.62%             08/03/89
U.S. Government Securities                     -0.89%           3.75%                4.16%             03/18/88
Money Market                                   -4.08%           1.91%                2.21%             06/18/85
Small Cap Index                                -6.01%            N/A                -6.64%             05/01/00
International Index                           -28.12%            N/A                -17.51%            05/01/00
Mid Cap Index                                  -9.00%            N/A                -6.67%             05/01/00
Total Stock Market Index                      -17.95%            N/A                -13.32%            05/01/00
500 Index                                     -18.84%            N/A                -13.68%            05/01/00
Lifestyle Aggressive 1000                     -20.04%            N/A                -1.10%             01/07/97
Lifestyle Growth 820                          -15.76%            N/A                 1.56%             01/07/97
Lifestyle Balanced 640                        -11.81%            N/A                 2.90%             01/07/97
Lifestyle Moderate 460                         -8.41%            N/A                 3.93%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     -4.41%            N/A                 4.59%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.07%            N/A                 8.99%             10/13/97

Merrill Lynch Basic Value Focus - Class B      -3.65%            N/A                 5.84%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -6.19%            N/A                -11.49%            10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                     CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -47.43%            N/A                -37.31%            05/01/00
Pacific Rim Emerging Markets                  -20.35%          -10.98%              -6.44%             10/04/94
Telecommunications                              N/A              N/A                -50.04%            04/30/01
Science & Technology                          -42.67%            N/A                 2.26%             01/01/97
International Small Cap                       -32.68%           -1.70%              -0.13%             03/04/96
Health Sciences                                 N/A              N/A                10.85%             04/30/01
Aggressive Growth                             -27.64%            N/A                -0.84%             01/01/97
Emerging Small Company                        -23.96%            N/A                 6.81%             01/01/97
Small Company Blend                            -4.35%            N/A                -1.62%             05/03/99
Dynamic Growth                                -41.68%            N/A                -34.06%            05/01/00
Mid Cap Growth                                  N/A              N/A                -24.43%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -23.13%            04/30/01
Mid Cap Stock                                 -12.89%            N/A                -7.34%             05/03/99
All Cap Growth                                -25.47%           5.69%                5.84%             03/04/96
Financial Services                              N/A              N/A                -11.58%            04/30/01
Overseas                                      -22.83%           -2.62%               0.29%             01/09/95
International Stock                           -23.27%            N/A                -1.91%             01/01/97
International Value                           -11.89%            N/A                -6.79%             05/03/99
Capital Appreciation                          -20.20%            N/A                -26.60%            11/01/00
Strategic Opportunities                       -17.09%           3.64%                8.84%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -27.31%            04/30/01
Global Equity                                 -17.91%           3.65%                5.83%             03/18/88
Strategic Growth                                N/A              N/A                -18.44%            04/30/01
Growth                                        -23.10%           1.99%                3.62%             07/15/96
Large Cap Growth                              -19.60%           2.53%                5.36%             08/03/89
All Cap Value                                   N/A              N/A                -0.27%             04/30/01
Capital Opportunities                           N/A              N/A                -21.94%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -24.66%           8.33%                8.96%             04/30/87
Blue Chip Growth                              -16.45%           7.97%                7.67%             12/11/92
Utilities                                       N/A              N/A                -36.18%            04/30/01
Real Estate Securities                         1.03%            1.19%                8.02%             04/30/87
Small Company Value                            4.36%             N/A                 0.27%             10/01/97
Mid Cap Value                                   N/A              N/A                 5.40%             04/30/01
Value                                          1.29%             N/A                 6.40%             01/01/97
Tactical Allocation                           -15.25%            N/A                -11.02%            05/01/00
Fundamental Value                               N/A              N/A                -10.48%            04/30/01
Growth & Income                               -13.17%           8.36%               10.34%             04/23/91
U.S. Large Cap Value                           -4.58%            N/A                -0.89%             05/03/99
Equity-Income                                  -0.80%           8.71%               10.32%             02/19/93
Income & Value                                 -1.11%           6.79%                6.92%             08/03/89
Balanced                                      -12.11%            N/A                -0.33%             01/01/97
High Yield                                     -7.46%            N/A                -0.50%             01/01/97
Strategic Bond                                 4.07%            3.39%                4.94%             02/19/93
Global Bond                                    -1.56%           -1.03%               3.20%             03/18/88
Total Return                                   6.08%             N/A                 4.62%             05/03/99
Investment Quality Bond                        5.14%            4.41%                4.41%             06/18/85
Diversified Bond                               4.90%            5.79%                5.66%             08/03/89
U.S. Government Securities                     4.85%            4.48%                4.20%             03/18/88
Money Market                                   1.46%            2.69%                2.25%             06/18/85
Small Cap Index                                -0.60%            N/A                -3.14%             05/01/00
International Index                           -24.12%            N/A                -14.43%            05/01/00
Mid Cap Index                                  -3.78%            N/A                -3.17%             05/01/00
Total Stock Market Index                      -13.30%            N/A                -10.08%            05/01/00
500 Index                                     -14.25%            N/A                -10.45%            05/01/00
Lifestyle Aggressive 1000                     -15.53%            N/A                -0.21%             01/07/97
Lifestyle Growth 820                          -10.97%            N/A                 2.46%             01/07/97
Lifestyle Balanced 640                         -6.77%            N/A                 3.76%             01/07/97
Lifestyle Moderate 460                         -3.15%            N/A                 4.76%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     1.10%             N/A                 5.40%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      27.12%            N/A                 9.87%             10/13/97
Merrill Lynch Basic Value Focus - Class B      1.92%             N/A                 6.79%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -0.79%            N/A                -10.49%            10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -49.48%            N/A                -53.01%            05/01/00
Pacific Rim Emerging Markets                  -23.98%            N/A                -10.47%            01/01/97
Telecommunications                              N/A              N/A                -40.37%            04/30/01
Science & Technology                          -45.00%            N/A                 2.14%             01/01/97
International Small Cap                       -35.59%           -1.09%               0.06%             03/04/96
Health Sciences                                 N/A              N/A                 1.42%             04/30/01
Aggressive Growth                             -30.84%            N/A                -0.87%             01/01/97
Emerging Small Company                        -27.38%            N/A                 6.84%             01/01/97
Small Company Blend                            -8.90%            N/A                -2.83%             05/03/99
Dynamic Growth                                -44.06%            N/A                -46.20%            05/01/00
Mid Cap Growth                                  N/A              N/A                -21.45%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -20.56%            04/30/01
Mid Cap Stock                                 -16.95%            N/A                -8.37%             05/03/99
All Cap Growth                                -28.80%           6.25%                6.09%             03/04/96
Financial Services                              N/A              N/A                -12.78%            04/30/01
Overseas                                      -26.32%           -1.98%               0.84%             01/09/95
International Stock                           -26.73%            N/A                -1.94%             01/01/97
International Value                           -16.00%            N/A                -7.86%             05/03/99
Capital Appreciation                          -23.83%            N/A                -29.36%            11/01/00
Strategic Opportunities                       -20.90%           4.24%                9.40%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -23.46%            04/30/01
Global Equity                                 -21.68%           4.25%                6.44%             03/18/88
Strategic Growth                                N/A              N/A                -17.35%            04/30/01
Growth                                        -26.57%           2.55%                3.79%             07/15/96
Large Cap Growth                              -23.27%           3.12%                5.97%             08/03/89
All Cap Value                                   N/A              N/A                -5.49%             04/30/01
Capital Opportunities                           N/A              N/A                -19.74%            04/30/01
Quantitative Equity                           -28.04%            N/A                 8.59%             01/01/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Blue Chip Growth                              -20.30%           8.53%                8.29%             12/11/92
Utilities                                       N/A              N/A                -29.82%            04/30/01
Real Estate Securities                         -3.84%            N/A                 1.82%             01/01/97
Small Company Value                            -0.70%            N/A                 0.33%             10/01/97
Mid Cap Value                                   N/A              N/A                -1.94%             04/30/01
Value                                          -3.59%            N/A                 6.48%             01/01/97
Tactical Allocation                           -19.17%            N/A                -14.16%            05/01/00
Fundamental Value                               N/A              N/A                -12.06%            04/30/01
Growth & Income                               -17.22%           8.91%               10.90%             04/23/91
U.S. Large Cap Value                           -9.12%            N/A                -2.09%             05/03/99
Equity-Income                                  -5.57%           9.30%               10.86%             02/19/93
Income & Value                                 -5.85%           7.41%                7.55%             08/03/89
Balanced                                      -16.21%            N/A                -0.37%             01/01/97
High Yield                                    -11.84%            N/A                -0.52%             01/01/97
Strategic Bond                                 -0.97%           4.05%                5.55%             02/19/93
Global Bond                                    -6.27%           -0.35%               3.87%             03/18/88
Total Return                                   0.91%             N/A                 3.40%             05/03/99
Investment Quality Bond                        0.03%            5.07%                5.09%             06/18/85
Diversified Bond                               -0.19%           6.43%                6.32%             08/03/89
U.S. Government Securities                     -0.24%           5.13%                4.89%             03/18/88
Money Market                                   -3.44%           3.35%                2.99%             06/18/85
Small Cap Index                                -5.37%            N/A                -7.51%             05/01/00
International Index                           -27.53%            N/A                -22.92%            05/01/00
Mid Cap Index                                  -8.37%            N/A                -1.68%             05/01/00
Total Stock Market Index                      -17.34%            N/A                -16.72%            05/01/00
500 Index                                     -18.23%            N/A                -16.99%            05/01/00
Lifestyle Aggressive 1000                     -19.44%            N/A                -0.23%             01/07/97
Lifestyle Growth 820                          -15.14%            N/A                 2.44%             01/07/97
Lifestyle Balanced 640                        -11.19%            N/A                 3.77%             01/07/97
Lifestyle Moderate 460                         -7.77%            N/A                 4.79%             01/07/97
Lifestyle Conservative 280                     -3.77%            N/A                 5.45%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.81%            N/A                10.11%             10/13/97
Merrill Lynch Basic Value Focus - Class B      -3.00%            N/A                 6.87%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -5.55%            N/A                -10.19%            10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -49.48%            N/A                -53.01%            05/01/00
Pacific Rim Emerging Markets                  -23.98%          -10.60%              -5.65%             10/04/94
Telecommunications                              N/A              N/A                -40.37%            04/30/01
Science & Technology                          -45.00%            N/A                 2.14%             01/01/97
International Small Cap                       -35.59%           -1.09%               0.06%             03/04/96
Health Sciences                                 N/A              N/A                 1.42%             04/30/01
Aggressive Growth                             -30.84%            N/A                -0.87%             01/01/97
Emerging Small Company                        -27.38%            N/A                 6.84%             01/01/97
Small Company Blend                            -8.90%            N/A                -2.83%             05/03/99
Dynamic Growth                                -44.06%            N/A                -46.20%            05/01/00
Mid Cap Growth                                  N/A              N/A                -21.45%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -20.56%            04/30/01
Mid Cap Stock                                 -16.95%            N/A                -8.37%             05/03/99
All Cap Growth                                -28.80%           6.25%                6.09%             03/04/96
Financial Services                              N/A              N/A                -12.78%            04/30/01
Overseas                                      -26.32%           -1.98%               0.84%             01/09/95
International Stock                           -26.73%            N/A                -1.94%             01/01/97
International Value                           -16.00%            N/A                -7.86%             05/03/99
Capital Appreciation                          -23.83%            N/A                -29.36%            11/01/00
Strategic Opportunities                       -20.90%           4.24%                9.40%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -23.46%            04/30/01
Global Equity                                 -21.68%           4.25%                6.44%             03/18/88
Strategic Growth                                N/A              N/A                -17.35%            04/30/01
Growth                                        -26.57%           2.55%                3.79%             07/15/96
Large Cap Growth                              -23.27%           3.12%                5.97%             08/03/89
All Cap Value                                   N/A              N/A                -5.49%             04/30/01
Capital Opportunities                           N/A              N/A                -19.74%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -28.04%           8.87%                9.60%             04/30/87
Blue Chip Growth                              -20.30%           8.53%                8.29%             12/11/92
Utilities                                       N/A              N/A                -29.82%            04/30/01
Real Estate Securities                         -3.84%           1.88%                8.66%             04/30/87
Small Company Value                            -0.70%            N/A                 0.33%             10/01/97
Mid Cap Value                                   N/A              N/A                -1.94%             04/30/01
Value                                          -3.59%            N/A                 6.48%             01/01/97
Tactical Allocation                           -19.17%            N/A                -14.16%            05/01/00
Fundamental Value                               N/A              N/A                -12.06%            04/30/01
Growth & Income                               -17.22%           8.91%               10.90%             04/23/91
U.S. Large Cap Value                           -9.12%            N/A                -2.09%             05/03/99
Equity-Income                                  -5.57%           9.30%               10.86%             02/19/93
Income & Value                                 -5.85%           7.41%                7.55%             08/03/89
Balanced                                      -16.21%            N/A                -0.37%             01/01/97
High Yield                                    -11.84%            N/A                -0.52%             01/01/97
Strategic Bond                                 -0.97%           4.05%                5.55%             02/19/93
Global Bond                                    -6.27%           -0.35%               3.87%             03/18/88
Total Return                                   0.91%             N/A                 3.40%             05/03/99
Investment Quality Bond                        0.03%            5.07%                5.09%             06/18/85
Diversified Bond                               -0.19%           6.43%                6.32%             08/03/89
U.S. Government Securities                     -0.24%           5.13%                4.89%             03/18/88
Money Market                                   -3.44%           3.35%                2.99%             06/18/85
Small Cap Index                                -5.37%            N/A                -7.51%             05/01/00
International Index                           -27.53%            N/A                -22.92%            05/01/00
Mid Cap Index                                  -8.37%            N/A                -1.68%             05/01/00
Total Stock Market Index                      -17.34%            N/A                -16.72%            05/01/00
500 Index                                     -18.23%            N/A                -16.99%            05/01/00
Lifestyle Aggressive 1000                     -19.44%            N/A                -0.23%             01/07/97
Lifestyle Growth 820                          -15.14%            N/A                 2.44%             01/07/97
Lifestyle Balanced 640                        -11.19%            N/A                 3.77%             01/07/97
Lifestyle Moderate 460                         -7.77%            N/A                 4.79%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     -3.77%            N/A                 5.45%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      21.81%            N/A                10.11%             10/13/97
Merrill Lynch Basic Value Focus - Class B      -3.00%            N/A                 6.87%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -5.55%            N/A                -10.19%            10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                            VEN 7 AND VEN 8 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.85%            N/A                -51.77%            05/01/00
Pacific Rim Emerging Markets                  -19.71%          -10.09%              -5.58%             10/04/94
Telecommunications                              N/A              N/A                -37.16%            04/30/01
Science & Technology                          -42.07%            N/A                 2.71%             01/01/97
International Small Cap                       -32.06%           -1.05%               0.41%             03/04/96
Health Sciences                                 N/A              N/A                 7.31%             04/30/01
Aggressive Growth                             -27.02%            N/A                -0.28%             01/01/97
Emerging Small Company                        -23.33%            N/A                 7.33%             01/01/97
Small Company Blend                            -3.67%            N/A                -1.09%             05/03/99
Dynamic Growth                                -41.08%            N/A                -44.65%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.03%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.08%            04/30/01
Mid Cap Stock                                 -12.24%            N/A                -6.75%             05/03/99
All Cap Growth                                -24.84%           6.29%                6.38%             03/04/96
Financial Services                              N/A              N/A                -7.81%             04/30/01
Overseas                                      -22.20%           -1.93%               0.88%             01/09/95
International Stock                           -22.64%            N/A                -1.36%             01/01/97
International Value                           -11.23%            N/A                -6.23%             05/03/99
Capital Appreciation                          -19.56%            N/A                -25.99%            11/01/00
Strategic Opportunities                       -16.44%           4.28%                9.43%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.17%            04/30/01
Global Equity                                 -17.26%           4.29%                6.47%             03/18/88
Strategic Growth                                N/A              N/A                -12.67%            04/30/01
Growth                                        -22.47%           2.59%                4.14%             07/15/96
Large Cap Growth                              -18.96%           3.15%                6.00%             08/03/89
All Cap Value                                   N/A              N/A                -0.05%             04/30/01
Capital Opportunities                           N/A              N/A                -15.20%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Quantitative Equity                           -24.03%           8.91%                9.63%             04/30/87
Blue Chip Growth                              -15.80%           8.56%                8.33%             12/11/92
Utilities                                       N/A              N/A                -25.93%            04/30/01
Real Estate Securities                         1.71%            1.93%                8.69%             04/30/87
Small Company Value                            5.05%             N/A                 1.04%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.74%             04/30/01
Value                                          1.97%             N/A                 6.99%             01/01/97
Tactical Allocation                           -14.60%            N/A                -11.27%            05/01/00
Fundamental Value                               N/A              N/A                -7.04%             04/30/01
Growth & Income                               -12.52%           8.95%               10.93%             04/23/91
U.S. Large Cap Value                           -3.91%            N/A                -0.33%             05/03/99
Equity-Income                                  -0.13%           9.34%               10.90%             02/19/93
Income & Value                                 -0.43%           7.45%                7.59%             08/03/89
Balanced                                      -11.45%            N/A                 0.22%             01/01/97
High Yield                                     -6.80%            N/A                 0.07%             01/01/97
Strategic Bond                                 4.76%            4.10%                5.59%             02/19/93
Global Bond                                    -0.88%           -0.30%               3.91%             03/18/88
Total Return                                   6.77%             N/A                 5.21%             05/03/99
Investment Quality Bond                        5.83%            5.11%                5.13%             06/18/85
Diversified Bond                               5.59%            6.47%                6.36%             08/03/89
U.S. Government Securities                     5.54%            5.18%                4.93%             03/18/88
Money Market                                   2.14%            3.40%                3.03%             06/18/85
Small Cap Index                                0.08%             N/A                -4.35%             05/01/00
International Index                           -23.49%            N/A                -20.39%            05/01/00
Mid Cap Index                                  -3.11%            N/A                 1.71%             05/01/00
Total Stock Market Index                      -12.65%            N/A                -13.93%            05/01/00
500 Index                                     -13.60%            N/A                -14.22%            05/01/00
Lifestyle Aggressive 1000                     -14.88%            N/A                 0.36%             01/07/97
Lifestyle Growth 820                          -10.31%            N/A                 3.02%             01/07/97
Lifestyle Balanced 640                         -6.11%            N/A                 4.33%             01/07/97
Lifestyle Moderate 460                         -2.48%            N/A                 5.33%             01/07/97

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Conservative 280                     1.78%             N/A                 5.98%             01/07/97
Merrill Lynch Small Cap Value Focus -
  Class B                                      27.86%            N/A                10.69%             10/13/97

Merrill Lynch Basic Value Focus - Class B      2.60%             N/A                 7.49%             10/13/97
Merrill Lynch Developing Capital Markets
  Focus - Class B                              -0.11%            N/A                -9.56%             10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 (REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
               (NOT REFLECTING THE OPTIONAL GEM AND GRIP II FEES)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                   Old Name                                                            New Name
                   --------                                                            --------
NASL Variable Account                                          The Manufacturers Life Insurance Company of North America
                                                                 Separate Account A
North American Security Life Insurance Company                 The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                   Old Name                                                            New Name
                   --------                                                            --------
NAWL Holding Co., Inc.                                         Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                   Old Name                                                            New Name
                   --------                                                            --------
Wood Logan Associates, Inc.                                    Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

      The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements

      (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

      (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)   Exhibits

(1)   (i)   Resolution of the Board of Directors of Manufacturers Life Insurance
            Company (U.S.A.) establishing The Manufacturers Life Insurance
            Company Separate Account H - Incorporated by reference to Exhibit
            (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the
            "Pre-Effective Amendment")

(2)         Agreements for custody of securities and similar investments -
            Not Applicable.

(3)   (i)   Form of Underwriting Agreement-- Incorporated by reference to
            Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1,
            1999.

      (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

      (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

      (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

(4)   (i)   (A) Form of Specimen Flexible Purchase Payment Individual Deferred
            Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no.
            4 to registration statement on Form N-4 (file no. 33-76162) filed
            April 7, 1997.

(4)   (ii)  (A) Form of Specimen Flexible Purchase Payment Individual Deferred
            Variable Annuity Contract, Non-Participating (v7) - Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

            (B) (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit
            (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                  (2) Form of Specimen Endorsements to Contract (v7): (i)
            Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

            (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit
            (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

            (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

            (E) Form of Roth Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

      (iii) Form of Guaranteed Income Rider (v20/21) -- Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(5)   (i)   Form of Specimen Application for Flexible Purchase Payment
            Individual Deferred Combination Fixed and Variable Annuity Contract,
            Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
            February 28, 2000.

      (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit
            (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)   (i)   Restated Articles of Redomestication of The Manufacturers Life
            Insurance Company (U.S.A.) - Incorporated by reference to Exhibit
            A(6) to the registration statement on Form S-6 filed July 20, 2000
            (File No. 333-41814).

      (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract with
            Connecticut General Life Insurance Company, effective July 1,
            1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

      (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

      (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

      (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to
            Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

      (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

            i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)
                  (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

            ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit
                  (7)(v)(ii) to Post Effective Amendment No. 1.

            iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit
                  (7)(v)(iii) to Post Effective Amendment No. 1.

      (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

      (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

      (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

            i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

      (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(ix) to Post Effective Amendment No. 1.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

      (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

      (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

      (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

      (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

(10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit (10) to the Pre-Effective Amendment.

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)  Financial Data Schedule - Not Applicable.

(15)  Powers of Attorney

            (i) (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

            (ii) Powers of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

            (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by
                  reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

            (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**     Director and Chairman of the Board of Directors, President
James Boyle***            Director
Robert A. Cook**          Senior Vice President, U.S. Insurance; Director
Peter Copestake*          Vice President, Finance
James D. Gallagher**      Vice President, Secretary and General Counsel
Donald Guloien*           Executive Vice President and Chief Financial Officer
Geoffrey Guy*             Director
John Lyon*                Vice President and Chief Financial Officer, Investments
Steven Mannik*            Director

James O'Malley*           Senior Vice President, U.S. Group Pension; Director
Rex Schaybaugh, Jr.*      Director
John Ostler*              Vice President and Chief Financial Officer
Warren Thomson            Senior Vice President, Investments
Denis Turner*             Vice President and Treasurer

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                                                                 JURISDICTION OF
AFFILIATE                                                                             LEGAL ID     % OF EQUITY    INCORPORATION
---------                                                                             --------     -----------    -------------
MANULIFE FINANCIAL CORPORATION                                                               2         100         CANADA
   The Manufacturers Life Insurance Company                                                  1         100         Canada
      Manulife Bank of Canada                                                               58         100         Canada
      Manulife Financial Services Inc.                                                     190         100         Canada
      Manulife Securities International Ltd.                                                79         100         Canada
      Enterprise Capital Management Inc.                                                                20         Ontario
      Cantay Holdings Inc.                                                                  51         100         Ontario
      994744 Ontario Inc.                                                                  122         100         Ontario
      DomLife Realty Limited                                                               108         100         Canada
      Innova LifeSciences Corporation                                                                16.01         Ontario
      1293319 Ontario Inc.                                                                 170         100         Ontario
      Manulife International Capital Corporation Limited                                   135         100         Ontario
         Golf Town Canada Inc.                                                             145       63.96         Canada
         Regional Power Inc.                                                               136          80         Ontario
                                    ADDALAM POWER CORPORATION(1)                                        50         Philippines
         VFC Inc.                                                                                       25         Canada
         Luxell Technologies Inc.                                                                    12.57         Ontario
         MDR Switchview Global Networks Inc.                                                         10.45         Canada
      NAL Resources Management Limited                                                     120         100         Canada
      Seamark Asset Management Ltd.                                                        118       35.01         Canada
      First North American Insurance Company                                               111         100         Canada
      MLI Resources Inc.                                                                   194         100         Alberta
      3426505 Canada Inc.                                                                  161         100         Canada
      NAL Resources Limited                                                                117         100         Alberta
      FNA Financial Inc.                                                                   115         100         Canada
         Elliot & Page Limited                                                             116         100         Ontario
      3550435 Canada Inc.                                                                  107         100         Canada
         MFC Insurance Company Limited                                                     106         100         Canada
      The Manufacturers Investment Corporation                                              87         100         Michigan
         Manulife Reinsurance Limited                                                       67         100         Bermuda
         The Manufacturers Life Insurance Company (U.S.A.)                                  19         100         Michigan
            Manufacturers Securities Services, LLC                                          97          90(2)      Delaware
            The Manufacturers Life Insurance Company of New York                            94         100         New York

                                                                                                                 JURISDICTION OF
AFFILIATE                                                                             LEGAL ID     % OF EQUITY    INCORPORATION
---------                                                                             --------     -----------    -------------
            Manulife Financial Securities, LLC                                               5         100         Delaware
            Thornhill Leasing Investments, LLC                                                          90         Delaware
            ESLS Investment Limited, LLC                                                   167          25         Ohio
            Ironside Venture Partners II LLC                                               197         100         Delaware
            Ironside Venture Partners I LLC                                                196         100         Delaware
               NewRiver Investor Communications Inc.                                                 14.67         Delaware
            The Manufacturers Life Insurance Company of America                             17         100         Michigan
            ManuLife Service Corporation                                                     7         100         Colorado
            Manulife Property Management of Washington, D.C., Inc.                                     100         Wash., D.C.
            Manulife Capital Corporation                                                   144         100         Delaware
               MF Private Capital Securities, Inc.                                         119         100         Delaware
               MCC Asset Management, Inc.                                                  186         100         Delaware
            Manufacturers Adviser Corporation                                                6         100         Colorado
            Manulife Leasing Co., LLC                                                                   80         Delaware
            Cavalier Cable Inc.                                                                        100         Delaware
            Ennal, Inc.                                                                    124         100         Ohio
            Dover Leasing Investments, LLC                                                              99         Delaware
            Flex Holding, LLC                                                                         27.7         Delaware
               Flex Leasing I, LLC                                                                   99.99         Delaware
            Flex Leasing II, LLC                                                                      19.6         Delaware
      Manulife International Investment Management Limited                                  64         100         U.K.
         Manulife International Fund Management Limited                                                100         U.K.
      WT (SW) Properties Ltd.                                                               82         100         U.K.
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                                 138         100         Germany
      Manulife International Holdings Limited                                              152         100         Bermuda
         Manulife Provident Funds Trust Company Limited                                    163         100         Hong Kong
         Manulife Funds Direct (Barbados) Limited                                           78         100         Barbados
            P.T. Manulife Aset Manajemen Indonesia                                                      55         Indonesia
            Manulife Funds Direct (Hong Kong) Limited                                                  100         Hong Kong
         Manulife (International) Limited                                                   28         100         Bermuda
            The Manufacturers (Pacific Asia) Insurance Company Limited                      61         100         Hong Kong
                                    MANULIFE CONSULTANTS LIMITED                                       100         Hong Kong
                                    MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                           100         Hong Kong
            Manulife Financial Management Limited                                                      100         Hong Kong
            Manulife Financial Group Limited                                                           100         Hong Kong
            Manulife Financial Investment Limited                                                      100         Hong Kong
            Manulife-Sinochem Life Insurance Co. Ltd.                                       43          51         China
      Manulife (Vietnam) Limited                                                           188         100         Vietnam
      The Manufacturers Life Insurance Co. (Phils.), Inc.                                  164         100         Philippines
         Manulife Financial Plans, Inc.                                                    187         100         Philippines
      P.T. Asuransi Jiwa Manulife Indonesia                                                 42          71         Indonesia
         P.T. Buanadaya Sarana Informatika                                                             100         Indonesia
                        P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                          100         Indonesia
      OUB Manulife Pte. Ltd.                                                                14          50         Singapore
      MIL Holdings (Bermuda) Limited                                                       147         100         Bermuda
         ManuLife (International) Reinsurance Limited                                       34         100         Bermuda
                                    MANUFACTURERS LIFE REINSURANCE LIMITED                  49         100         Barbados
            Manulife Management Services Ltd.                                              191         100         Barbados
            Manufacturers P&C Limited                                                       36         100         Barbados
      Manulife European Holdings (Alberta) Limited                                         146         100         Alberta
         Manulife Hungary Holdings KFT                                                     149          99(3)      Hungary
      Manulife Century Investments (Alberta) Inc.                                          171         100         Alberta

                                                                                                                 JURISDICTION OF
AFFILIATE                                                                             LEGAL ID     % OF EQUITY    INCORPORATION
---------                                                                             --------     -----------    -------------
         Manulife Life Insurance Company                                                   180          35(4)      Japan
         Manulife Century Investments (Bermuda) Limited                                    172         100         Bermuda
            Manulife Century Investments (Luxembourg) S.A.                                 173         100         Luxembourg
               Manulife Century Investments (Netherlands) B.V.                             174         100         Netherlands
                  Daihyaku Manulife Holdings (Bermuda) Limited                             175         100         Bermuda
                  Manulife Century Holdings (Netherlands) B.V.                             195         100         Netherlands
                     Kyoritsu Confirm Co., Ltd.                                            179        90.9(5)      Japan
                     Manulife Premium Collection Co., Ltd.                                 178          57(6)      Japan
      Manulife Holdings (Hong Kong) Limited                                                 15         100         Hong Kong
      Manulife (Malaysia) SDN.BHD.                                                          74         100         Malaysia
      Manulife Financial Systems (Hong Kong) Limited                                        53         100         Hong Kong
      Chinfon-Manulife Insurance Company Limited                                            59          60         Bermuda
      MF Leasing (Canada) Inc.                                                             169         100         Ontario
      Manulife Data Services Inc.                                                           81         100         Barbados
      Manucab Ltd.                                                                          30         100         Canada

1     Inactive subsidiaries are noted in italics.

2 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

3 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.

4 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

5     9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance
      Company.

6 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of February 1, 2003, there were 90,980 qualified contracts and 89,855 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to
or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      a. Set forth below is information concerning other investment companies for which Manulife Financial Securities , LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

a. Name of Investment Company                 Capacity In which acting
-----------------------------                 ------------------------
The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account L

The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account M

Name of Investment Company                    Capacity in which acting
--------------------------                    ------------------------
The Manufacturers Life Insurance              Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance              Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance              Principal Underwriter
Company of New York
Separate Account B

      b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901


c.    None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                  EXHIBIT INDEX


Exhibit No.             Description

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the Registrant have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 27th day of February, 2003.

SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By:   THE MANUFACTURERS LIFE INSURANCE
      COMPANY (U.S.A.)
      (Depositor)


By: /s/John D. DesPrez III
    ----------------------------------
    John D. DesPrez III
    President

            Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 27th day of February, 2003 in the City of Boston, Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)


By: /s/John D. DesPrez III
    ----------------------------------
    John D. DesPrez III
    President

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of February, 2003.

Signature                                     Title
---------                                     -----
/s/John D. DesPrez III                        Chairman and President
----------------------------------
John D. DesPrez  III                          (Principal Executive Officer)


*                                             Executive Vice President and
----------------------------------
John Ostler                                   (Chief Financial Officer)


*                                             Director
----------------------------------
James Boyle

*                                             Director
----------------------------------
Robert A. Cook

*                                             Director
----------------------------------
Geoffrey Guy

*                                             Director
----------------------------------
Steve Mannik

*                                             Director
----------------------------------
James O'Malley

*                                             Director
----------------------------------
John Lyon

*                                             Director
----------------------------------
Rex Schlaybaugh, Jr.


*/s/James D. Gallagher
----------------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney